As filed with the Securities and Exchange Commission on April 25, 2005
-----------------------------------------------------------------------
                                    File Nos. 033-22925
                                              811-05279


                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                    Form N-4

             Registration Statement under the Securities Act of 1933
                         Post-Effective Amendment No. 25

                                     and/or

         Registration Statement under the Investment Company Act of 1940
                                Amendment No. 27

                    CHARTER NATIONAL VARIABLE ANNUITY ACCOUNT
                           (Exact Name of Registrant)

                     Charter National Life Insurance Company
                               (Name of Depositor)

                                3100 Sanders Road
                           Northbrook, Illinois 60062
                                  847/402-5000
        (Address and Telephone Number of Depositor's Principal Offices)


                               Michael J. Velotta
                  Vice President, Secretary and General Counsel
                     Charter National Life Insurance Company
                                3100 Sanders Road
                           Northbrook, Illinois 60062
                                  847/402-2400
     (Name, Complete Address and Telephone Number of Agent for Service)

                                   Copies to:

                             Terry R. Young, Esquire
                         Charter National Life Insurance
                          3100 Sanders Road, Suite J5B
                           Northbrook, Illinois 60062

            Approximate date of proposed public offering: Continuous

              IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE
                             (CHECK APPROPRIATE BOX)

/ / immediately upon filing pursuant to paragraph (b) of Rule 485
/X/ on April 30, 2005 pursuant to paragraph (b) of Rule 485
/ / 60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ / on (date) pursuant to paragraph (a)(1) of Rule 485

Title of Securities Being Registered: Units of interest in the Charter National Variable Annuity Account under deferred variable annuity contracts.

                              SCUDDER HORIZON PLAN

                        PROSPECTUS DATED APRIL 30, 2005

              A NO-LOAD FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY
                                   OFFERED BY
                    CHARTER NATIONAL LIFE INSURANCE COMPANY
                                  THROUGH THE
                   CHARTER NATIONAL VARIABLE ANNUITY ACCOUNT

This prospectus describes the Scudder Horizon Plan Contract ("Contract"). TO LEARN MORE ABOUT THE CONTRACT, YOU MAY WANT TO LOOK AT THE STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 30, 2005 (THE "SAI"). FOR A FREE COPY OF THE SAI, CONTACT US AT:

Scudder Horizon Plan
Customer Service Center
P.O. Box 80469
Lincoln, NE 68501-0469

Overnight Mailing Address:

P.O. Box 80469 Lincoln,NE 68501-0469
1-800-242-4402



Charter has filed the SAI with the U.S. Securities and Exchange Commission (the "SEC") and has incorporated it by reference into this prospectus. The SAI's table of contents appears on page 29 of this prospectus.

The SEC maintains an Internet Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information. You may also read and copy any of these documents at the SEC's public reference room in Washington, D.C. Please call 1-800-SEC-0330 for further information on the operation of the public reference room.

Please read this prospectus carefully before investing and keep it for future reference. It contains important information about the Contract.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THE CONTRACT IS NO LONGER BEING OFFERED FOR SALE. IF YOU HAVE ALREADY PURCHASED A CONTRACT YOU MAY CONTINUE TO MAKE PURCHASE PAYMENTS ACCORDING TO THE CONTRACT.

The Contract has 9 investment alternatives -- a general account (paying a guaranteed minimum fixed rate of interest) and 8 Sub-Accounts of the Charter National Variable Annuity Account. Money you direct to a Sub-Account is invested exclusively in a single portfolio of the Scudder Variable Series I or Scudder Variable Series II. The 8 mutual fund portfolios we offer through the Sub-Accounts under this Contract are:

SCUDDER VARIABLE SERIES I
..                                       .Scudder SVS I Global Discovery
  Scudder SVS I Bond Portfolio - Class    Portfolio - Class A
  A
                                        .Scudder SVS I Growth and Income
..Scudder SVS I Capital Growth             Portfolio - Class A
  Portfolio - Class A /( 1)/
                                        .
                                          Scudder SVS I International Portfolio
                                          - Class A

                                        .Scudder SVS I Money Market Portfolio
                                          - Class A
SCUDDER VARIABLE SERIES II
..Scudder SVS II Small Cap Growth        .
  Portfolio - Class A /(2)/               Scudder SVS II Total Return Portfolio
                                          - Class A /(3)/


(1) Effective April 29, 2005, the Scudder SVS II Growth Porfolio - Class A was reorganized into the Scudder SVS I Capital Growth Portfolio - Class A.

(2) Effective April 29, 2005, the Scudder SVS I 21st Century Growth Porfolio - Class A was reorganized into the Scudder SVS II Small Cap Growth Portfolio - Class A.

(3) Effective April 29, 2005, the Scudder SVS I Balanced Porfolio - Class A was reorganized into the Scudder SVS II Total Return Portfolio - Class A.



VARIABLE ANNUITY CONTRACTS INVOLVE CERTAIN RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

.. The investment performance of the portfolios in which the sub-accounts invest will vary.


                                 1  PROSPECTUS

.. We do not guarantee how any of the portfolios will perform.

.. The Contract is not a deposit or obligation of any bank, and no bank endorses or guarantees the contract.

.. Neither the U.S. Government nor any Federal agency insures your investment in the Contract.



The Contract is designed to aid you in long-term financial planning.


                                 2  PROSPECTUS

TABLE OF CONTENTS
--------------------------------------------------------------------------------


                                                                        PAGE

--------------------------------------------------------------------------------
DEFINITIONS                                                              4
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SUMMARY                                                                  5
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EXPENSE TABLE                                                            6
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  Financial Statements                                                   8
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CHARTER AND THE VARIABLE ACCOUNT                                         8
--------------------------------------------------------------------------------
  Charter National Life Insurance Company                                8
--------------------------------------------------------------------------------
  Charter National Variable Annuity Account                              8
--------------------------------------------------------------------------------
THE FUNDS                                                                9
--------------------------------------------------------------------------------
THE CONTRACT                                                            10
--------------------------------------------------------------------------------
  Contract Application and Issuing the Contract                         10
--------------------------------------------------------------------------------
  Examination Period                                                    10
--------------------------------------------------------------------------------
  Payments                                                              11
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  Transfers                                                             12
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  Market Timing and Excessive Trading                                   12
--------------------------------------------------------------------------------
  Excessive Telephone Transfer Trading Limits                           12
--------------------------------------------------------------------------------
  Account Value                                                         14
--------------------------------------------------------------------------------
  Contract Ownership                                                    15
--------------------------------------------------------------------------------
  Assignment of Contract                                                15
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ACCESS TO YOUR MONEY                                                    15
--------------------------------------------------------------------------------
  Full and Partial Surrenders                                           15
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  Annuity Payments                                                      16
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  Annuity Income Options                                                16
--------------------------------------------------------------------------------
  Maturity Date                                                         17
--------------------------------------------------------------------------------
  Death Benefit                                                         17
--------------------------------------------------------------------------------
BENEFICIARY PROVISIONS
                                                                        17
--------------------------------------------------------------------------------
  Death of Owner
                                                                        18
--------------------------------------------------------------------------------
  Employment-Related Benefit Plans                                      18
--------------------------------------------------------------------------------

                                                                        PAGE

--------------------------------------------------------------------------------
EXPENSES                                                                18
--------------------------------------------------------------------------------
  Mortality and Expense Risk Charge                                     18
--------------------------------------------------------------------------------
  Contract Administration Charge                                        18
--------------------------------------------------------------------------------
  Records Maintenance Charge                                            18
--------------------------------------------------------------------------------
  Premium Taxes                                                         19
--------------------------------------------------------------------------------
  Other Taxes                                                           19
--------------------------------------------------------------------------------
  Transfer Charges                                                      19
--------------------------------------------------------------------------------
  Portfolio Charges                                                     19
--------------------------------------------------------------------------------
FEDERAL TAX MATTERS                                                     20
--------------------------------------------------------------------------------
  Taxation of Charter National Life Insurance Company                   20
--------------------------------------------------------------------------------
  Income Tax Withholding                                                22
--------------------------------------------------------------------------------
  Tax Qualified Contracts                                               23
--------------------------------------------------------------------------------
GENERAL PROVISIONS                                                      26
--------------------------------------------------------------------------------
  The Contract                                                          26
--------------------------------------------------------------------------------
  Delay of Payment and Transfers                                        26
--------------------------------------------------------------------------------
  Contract Expiration                                                   26
--------------------------------------------------------------------------------
  Misstatement of Age or Sex                                            26
--------------------------------------------------------------------------------
  Nonparticipating Contract                                             26
--------------------------------------------------------------------------------
  Notices and Inquiries                                                 26
--------------------------------------------------------------------------------
  Records and Reports                                                   26
--------------------------------------------------------------------------------
SERVICES AGREEMENT                                                      26
--------------------------------------------------------------------------------
DISTRIBUTION OF THE CONTRACT                                            26
--------------------------------------------------------------------------------
THE GENERAL ACCOUNT                                                     27
--------------------------------------------------------------------------------
VOTING RIGHTS                                                           27
--------------------------------------------------------------------------------
LEGAL MATTERS                                                           28
--------------------------------------------------------------------------------
ADDITIONAL INFORMATION                                                  28
--------------------------------------------------------------------------------
TABLE OF CONTENTS FOR STATEMENT OF ADDITIONAL INFORMATION               29
--------------------------------------------------------------------------------
APPENDIX A -- CONDENSED FINANCIAL INFORMATION                           30
--------------------------------------------------------------------------------


                                 3  PROSPECTUS

DEFINITIONS
--------------------------------------------------------------------------------

ACCOUNT VALUE -- Your Contract's total value in the sub-accounts and the general account. The Contract refers to account value as "Accumulated Value."

AGE -- The annuitant's age on his or her birthday nearest to the Contract Anniversary.

ANNUITANT -- The person whose life is used to determine the duration and amount of any annuity payments. If the annuitant dies before the Maturity Date, we will pay a death benefit.

ANNUITY PAYMENTS -- After the Maturity Date, we promise to pay you an income in the form of regular fixed annuity payments. The amount of the annuity payments depends on the amount of money you accumulate in the Contract before the Maturity Date and on the annuity income option you choose.

BENEFICIARY -- The person(s) you select to receive the benefits of the Contract if no Owner is living.

CONTRACT DATE -- The date listed in the Contract that we use to determine Contract years, Contract months, and Contract anniversaries. The Contract Date is usually the same date as the Effective Date.

DEATH BENEFIT -- An amount we pay if the annuitant dies before the Maturity Date. The death benefit is the greater of the account value or the Guaranteed Death Benefit.

DECLARATION PERIOD -- A period of time between 1 and 3 years during which we will credit specified rates of interest on payments you allocate to the general account.

EFFECTIVE DATE -- A date within two business days after we have received a completed application and the full initial payment.

FUNDS -- The Scudder Variable Series I and Scudder Variable Series II are open-end, diversified management investment companies in which the Sub-Accounts invest.

GENERAL ACCOUNT -- The account containing all of Charter's assets, other than those held in its separate accounts.

GUARANTEED DEATH BENEFIT -- The sum of the payments you made, less any partial surrenders.

HOME OFFICE -- The home office of Charter is located at 3100 Sanders Road, Northbrook, IL 60062. Charter's customer service center and administrative office are located at 2940 S. 84th Street, Lincoln, NE 68506-4142.

JOINT ANNUITANT -- If you select annuity income option 2, you may designate a joint annuitant. We will use the joint annuitant's life, in addition to the annuitant's life, to determine the duration of the annuity payments.

JOINT OWNER -- A person sharing the privileges of ownership as stated in the Contract. If a joint owner is named, Charter will presume ownership to be as joint tenants with right of survivorship.

MATURITY DATE -- The date on which your Account Value is applied to an annuity income option, if the annuitant is living.

MONTHLY ANNIVERSARY -- The same date in each month as the Contract Date.

NET PAYMENT -- A payment less any applicable premium taxes.

NONQUALIFIED CONTRACT -- A Contract other than a Qualified Contract.

OWNER (YOU, YOUR) -- The person having the privileges of ownership stated in the Contract, including the right to receive annuity payments if the annuitant is living on the Maturity Date and the Contract is in force.

PORTFOLIO -- A separate investment portfolio of the Fund in which a Sub-Account of the Variable Account invests.

PROOF OF DEATH -- One of the following: (i) a certified copy of a death certificate, (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death, or (iii) any other proof satisfactory to Charter.

QUALIFIED CONTRACT -- A Contract issued in connection with a retirement plan that qualifies for special federal income tax treatment.

SUB-ACCOUNT -- An investment division of the Variable Account. Each sub-account invests exclusively in a single portfolio of the Fund.

UNIT VALUE -- The value of each unit of a sub-account. It is calculated each Valuation Period. It is similar to the net asset value of a mutual fund.

VALUATION DATE -- Each day on which we value the assets in the Sub-Accounts, which is each day on which the New York Stock Exchange (NYSE) is open for trading. We are open for business on each day the NYSE is open.

VALUATION PERIOD -- The period that begins at the close of one Valuation Date and ends at the close of the next Valuation Date.

VARIABLE ACCOUNT -- Charter National Variable Annuity Account, a separate account composed of Sub-Accounts which we established to receive and invest the portion of net payments under the Contract that you do not allocate to our general account.

WE, US, OUR, CHARTER, THE COMPANY -- Charter National Life Insurance Company.


                                 4  PROSPECTUS

SUMMARY
--------------------------------------------------------------------------------

This summary answers certain basic questions you may have about the Contract. More detailed information about the Contract appears later in this Prospectus. Please read this Prospectus carefully.


WHY SHOULD I PURCHASE THIS CONTRACT?
The Contract provides a way for you to invest on a tax-deferred basis in the sub-accounts of the Variable Account and in the general account. The Contract is designed to enable you to accumulate money for retirement and other long-term investment purposes. "Tax-deferred" means that earnings and appreciation on the assets in your Contract are generally not taxed until you take money out by a full or partial cash surrender or by annuitizing the Contract, or until we pay the death benefit.


HOW CAN I PURCHASE THE CONTRACT?
You may purchase the Contract from us (Charter National Life Insurance Company) for a minimum payment of $2,500 ($2,000 for certain Qualified Contracts). We do not deduct a commission or sales charge from any payment you make. You may make additional payments under the Contract, subject to certain conditions. Send your payments to:

Scudder Horizon Plan
Customer Service Center

Mailing address:



P.O. Box 80469
Lincoln, NE 68501-0469

Overnight Mailing Address:


2940 S. 84th Street
Lincoln, NE 68506-4142


WHAT ANNUITY BENEFITS ARE OFFERED UNDER THE CONTRACT?
The Contract allows you to receive fixed annuity payments under one of three annuity income options. Annuity payments begin after the Maturity Date, provided the annuitant is living. The three annuity income options currently available are: (i) life annuity with installment refund; (ii) joint and survivor life annuity with installment refund; and (iii) installments for life.

Other annuity income options may be available on the Maturity Date. The dollar amount of each annuity payment will be fixed on the Maturity Date and guaranteed by us.


WHAT INVESTMENTS ARE AVAILABLE UNDER THE CONTRACT?
You may invest your money in any of the following portfolios of the Scudder Variable Series I and Scudder Variable Series II, by directing your payments into the corresponding sub-accounts:

.. Scudder SVS I Bond Portfolio - Class A

.. Scudder SVS I Capital Growth Portfolio - Class A

.. Scudder SVS I Global Discovery Portfolio - Class A

.. Scudder SVS I Growth and Income Portfolio - Class A

.. Scudder SVS I International Portfolio - Class A

.. Scudder SVS I Money Market Portfolio - Class A

.. Scudder SVS II Small Cap Growth Portfolio - Class A

.. Scudder SVS II Total Return Portfolio - Class A

Each sub-account invests in Class A shares of its corresponding portfolio. The assets of each portfolio are held separately from the assets of other portfolios and each has separate investment objectives and policies. The attached prospectus for the Fund more fully describes the portfolios. Deutsche Investment Management Americas Inc. is the investment advisor for the portfolios. Your investment in the sub-accounts will fluctuate daily based on the investment results of the portfolios in which you invest, and on the fees and charges deducted. You bear the investment risk for amounts you invest in the sub-accounts.


WHAT FIXED RATE OPTIONS ARE AVAILABLE UNDER THE CONTRACT?
You may allocate funds to the general account and receive a specified rate of return. We will credit interest to your payments for the length of the Declaration Period you choose at a guaranteed rate we specify in advance. We offer Declaration Periods of 1 and 3 years. At the end of the Declaration Period, you have the option to move funds into any available sub-account or into another Declaration Period that has a new specified rate of interest that we guarantee will be no less than 3.5%.

We guarantee interest, as well as principal, on money placed in the general account.


WHAT IS THE PURPOSE OF THE VARIABLE ACCOUNT?
We established the Variable Account to invest the payments we receive under our variable annuities, including this Contract. The Variable Account is divided into sub-accounts. Each sub-account invests exclusively in a portfolio of the Funds. Under Illinois law, the assets in the Variable Account associated with the Contract are not affected by, nor chargeable with, liabilities arising out of any other business we conduct.


CAN I TRANSFER ASSETS WITHIN THE CONTRACT?
Yes. You have the flexibility to transfer assets within the Contract. You may transfer amounts among the sub-accounts and from the sub-accounts to the general account at any time. You may also transfer amounts from the general account to the sub-accounts or within the general account at the end of a Declaration Period.


                                 5  PROSPECTUS

We do not impose a charge for any transfers. In the future, we may impose a transfer charge of $10 for the third and subsequent transfer requests made during a Contract Year.


WHAT ARE MY EXPENSES UNDER THE CONTRACT?
On each Valuation Date, we deduct an Administrative Expense Charge at an annual rate of 0.30%, and a Mortality and Expense Risk Charge at an annual rate of 0.40%, from the amount you have invested in each sub-account. These charges are not deducted from the general account. We do not charge an annual maintenance fee, although the Contract permits us to deduct a maximum fee of $40 in the future.

We will deduct state premium taxes, which currently range from 0% to 3.5%, if your state requires us to pay premium taxes. We will deduct the taxes either when we incur the tax or at a later time.

We do not deduct any surrender charges on full or partial surrenders.

The portfolios also deduct investment charges from amounts you have invested in the portfolios through the sub-accounts. These charges range from 0.48% to 1.19% annually, depending on the portfolio. See the prospectus for the Fund and the Fee Table in this Prospectus.


DO I HAVE ACCESS TO MY MONEY IN THE CONTRACT?
Yes. You may make a full or partial surrender of the Contract at any time before the Maturity Date or the annuitant's death. No surrender charges apply.


WHAT IS THE DEATH BENEFIT?
If the Annuitant dies before the Maturity Date, we pay you, the Owner, the greater of the Account Value or the Guaranteed Death Benefit. If the Owner of a Nonqualified Contract dies before the Maturity Date and before the Annuitant's death, then we will pay the Account Value in a lump sum to the Joint Owner no later than 5 years following the Owner's death (if there is no joint Owner, then we will pay the beneficiary).


WHAT ARE THE FEDERAL INCOME TAX CONSEQUENCES OF INVESTING IN THE CONTRACT?
The Contract's earnings are generally not taxed until you take them out. Withdrawals taken prior to annuitization (referred to in this prospectus as the Payout Phase) are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty.

During the Payout Phase, a portion of each payment will be considered taxable and the remaining portion will be a non-taxable return of your investment in the Contract, which is also called the "basis". Once the basis in the Contract is depleted, all remaining payments will be fully taxable. If the Contract is tax-qualified, generally, all payments will be fully taxable. Taxable payments taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty.


CAN THE CONTRACT BE RETURNED AFTER I RECEIVE IT?
Yes. You may return the Contract for a refund by returning the Contract to our customer service center within 10 days after you receive it. As permitted by federal or state law, the amount of the refund will generally be the initial payment, plus (or minus) gains (or losses) from investing the payment in the sub-accounts you selected on your application, plus interest earned on amounts you allocated to the general account. In some states you may have more than 10 days, or receive a different refund amount. See "Examination Period" and "State Exceptions."


EXPENSE TABLE
--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning, making withdrawal or surrendering the Contract. The first table describes the fees and expenses that you will pay when you make a withdrawal, surrender the Contract, or transfer Contract Value among the investment alternatives. Premium taxes also may apply, although they are not reflected in the tables.


CONTRACT OWNER TRANSACTION EXPENSES

Sales Load Imposed on Payments                                         None
-------------------------------------------------------------------------------
Deferred Sales Load                                                    None
-------------------------------------------------------------------------------
Surrender Fee                                                          None
-------------------------------------------------------------------------------
Transfer Charge (transfers made between sub-accounts and/or to the     None*
 general account during a Contract Year)
-------------------------------------------------------------------------------


The next table describes the fees and expenses that you will pay periodically during the time you own the Contract, not including Portfolio fees and expenses.

Annual Records Maintenance Charge                                        None*
--------------------------------------------------------------------------------



                                 6  PROSPECTUS


Variable Account Annual Expenses (as a percentage of your average daily net assets in the Variable Account)

Mortality and Expenses Risk Charge                              0.40%
--------------------------------------------------------------------------------
Contract Administrative Charge                                  0.30%
--------------------------------------------------------------------------------
Total Variable Account Annual Expenses                          0.70%
--------------------------------------------------------------------------------

*Charter  does  not  currently  impose  a  transfer  charge  or  annual  Records
Maintenance Charge, but we reserve the right to impose either or both of these charges in the future.


The next table shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Contract. Advisers and/or other service providers of certain Portfolios may have agreed to waive their fees and/or reimburse Portfolio expenses in order to keep the Portfolios' expenses below specified limits. The range of expenses shown in this table does not show the effect of any such fee waiver or expense reimbursement. More detail concerning each Portfolio's fees and expenses appears in the prospectus for each Portfolio.

 ANNUAL PORTFOLIO EXPENSES
--------------------------------------------------------------------------------
                                           Minimum                      Maximum
--------------------------------------------------------------------------------
TotalAnnual Portfolio Operating Expenses(1)
(expenses that are deducted from
Portfolio  assets, which may include
management  fees and other expenses)
                                            0.50%                       1.18%
--------------------------------------------------------------------------------

Expenses are shown as a percentage of Portfolio average daily net assets (before any waiver or reimbursement) as of December 31, 2004.

Examples

Example 1

This Example is intended to help you compare the cost of investing in the Contracts with the cost of investing in other variable annuity contracts. These costs include Contract owner transaction expenses, Contract fees, Variable
Account annual expenses, and Portfolio fees and expenses. The example shows the dollar amount of expenses that you would bear directly or indirectly if you:

o invested $10,000 in the Contract for the time periods indicated,
o earned a 5% annual return on your investment, and
o surrendered your Contract, or you began receiving income payments for a specified period of less than 120 months, at the end of each time period.


The first line of the example assumes that the maximum fees and expenses of any of the Portfolios are charged. The second line of the example assumes that the minimum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below.

The example does not include any taxes or tax penalties you may be required to pay if you surrender your Contract.

                            1  Year        3 Years        5 Years          10 Years
----------------------------------------------------------------------------------------

Costs Based on Maximum
Annual Portfolio              $193         $596           $1,024           $2,216
Expenses
----------------------------------------------------------------------------------------
Costs Based on Minimum
Annual Portfolio              $123         $383           $663             $1,461
Expenses
----------------------------------------------------------------------------------------

Example 2

                                 7  PROSPECTUS

This Example uses the same assumptions as Example 1 above, except that it assumes you decided not to surrender your Contract, or you began receiving income payments for a specified period of at least 120 months, at the end of each time period.

                            1  Year        3 Years        5 Years          10 Years
----------------------------------------------------------------------------------------
Costs Based on Maximum
Annual Portfolio              $193         $596           $1,024           $2,216
Expenses
----------------------------------------------------------------------------------------
Costs Based on Minimum
Annual Portfolio              $123         $383           $663              $1,461
Expenses
----------------------------------------------------------------------------------------


PLEASE REMEMBER THAT YOU ARE LOOKING AT EXAMPLES AND NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. YOUR RATE OF RETURN MAY BE HIGHER OR LOWER THAN 5%, WHICH IS NOT GUARANTEED. THE EXAMPLES DO NOT ASSUME THAT ANY PORTFOLIO EXPENSE WAIVERS OR REIMBURSEMENT ARRANGEMENTS ARE IN EFFECT FOR THE PERIODS PRESENTED. THE ABOVE EXAMPLES ASSUME A MORTALITY AND EXPENSE RISK CHARGE OF 0.40% AND AN ADMINISTRATIVE EXPENSE CHARGE OF 0.30%.

The expense table and examples above are based upon the current level of charges deducted under the Contract. In the future, we may increase the Mortality and Expense Risk Charge to 0.70% per year, establish a Records Maintenance Charge of up to $40 per year and impose a transfer charge of $10 for the third and each subsequent transfer request made during a Contract Year. We currently have no intention of changing our charges.

Neither the expense table nor the examples reflect the deduction of any premium tax.

CONDENSED FINANCIAL INFORMATION

Condensed financial information for the Sub-Accounts is included in Appendix A at the end of this Prospectus.


FINANCIAL STATEMENTS The financial statements of Charter and the Variable Account, which are comprised of the underlying financial statements of the sub-accounts, are included in the SAI.


CHARTER AND THE VARIABLE ACCOUNT
--------------------------------------------------------------------------------


CHARTER NATIONAL LIFE INSURANCE COMPANY
Charter was originally incorporated as a stock life insurance company under the laws of the State of Missouri on December 7, 1955. On December 21, 1999, Charter was redomesticated to the State of Illinois. Charter principally engages in the offering of insurance products. We are authorized to conduct business in 49 states, the District of Columbia and Puerto Rico. Our home office is located at:
3100 Sanders Road, Northbrook, IL 60062.

On September 2, 1998, Charter and Leucadia National Corporation ("Leucadia") entered into a coinsurance agreement with Allstate Life Insurance Company reinsuring 100% of Charter's rights, liabilities and obligations with respect to the Variable Account under the Contracts.

On July 1, 1999, Charter became a wholly owned subsidiary of Allstate Life Insurance Company ("Allstate"), a stock life insurance company incorporated under the laws of the State of Illinois. Charter was previously a wholly owned subsidiary of Leucadia. Allstate is a wholly owned subsidiary of Allstate Insurance Company, a stock property-liability insurance company incorporated under the laws of the State of Illinois. Allstate Insurance Company is wholly owned by The Allstate Corporation, a Delaware corporation.


CHARTER NATIONAL VARIABLE ANNUITY ACCOUNT
Charter originally established the Variable Account as a separate investment account under the laws of the State of Missouri on May 15, 1987. Since December 21, 1999, in conjunction with the redomestication of Charter to the State of Illinois, the Variable Account has been governed by the laws of the State of Illinois. The Variable Account receives and invests the payments under the Contracts. We may offer other variable annuities for which the Variable Account may receive and invest payments.

Under Illinois law, that portion of the assets of the Variable Account equal to the reserves and other contract liabilities connected with the account shall not be chargeable with liabilities arising out of any other business we may conduct. The assets of the Variable Account, however, will be available to cover the liabilities of our general account to the extent that Variable Account assets exceed its liabilities arising under the variable annuity contracts it supports. The obligations under the Contracts are obligations of Charter.

The Variable Account is divided into Sub-Accounts. Each Sub-Account invests exclusively in shares of one of the portfolios of the Scudder Variable Series I or Scudder Variable Series II. Income, gains and losses from each Sub-Account's assets are credited to or charged against such Sub-Account without regard to income, gains or losses of any other Sub-Account or income, gains, or losses arising out of our other business.


                                 8  PROSPECTUS

The Variable Account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the 1940 Act and meets the definition of a "separate account" under the Federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Variable Account or Charter by the SEC.




THE FUNDS
--------------------------------------------------------------------------------

The Variable Account invests exclusively in shares of the Scudder Variable Series I and Scudder Variable Series II (the "Funds"). The Funds are registered with the SEC under the Investment Company Act of 1940, as amended ("1940 Act") as an open-end, diversified management investment companies. Deutsche Investment Management Americas Inc. is the investment advisor to the mutual fund portfolios available under the Contract.

The Sub-Accounts invest in Class A shares of the following portfolios:



SCUDDER VARIABLE SERIES I
  Scudder SVS I Bond Portfolio - Class A
  Scudder SVS I Capital Growth Portfolio - Class A
  Scudder SVS I Global Discovery Portfolio - Class A
  Scudder SVS I Growth and Income Portfolio - Class A
  Scudder SVS I International Portfolio - Class A
  Scudder SVS I Money Market Portfolio - Class A


SCUDDER VARIABLE SERIES II
  Scudder SVS II Small Cap Growth Portfolio - Class A
  Scudder SVS II Total Return Portfolio - Class A

If the shares of any of the Portfolios are no longer available for investment by the Variable Account or if, in our judgment, further investment in such shares is no longer desirable in view of the purposes of the Contract, we may eliminate that Portfolio and substitute shares of another eligible investment fund. Any substitution of Securities will comply with the requirements of the 1940 Act. We also may add new Variable Sub-Accounts that invest in additional funds. We will notify you in advance of any changes.

In addition to the Variable Account, the Fund's shares are sold to variable life insurance and variable annuity separate accounts of other insurance companies, including an insurance company affiliated with us. Someday, it may be disadvantageous for variable annuity separate accounts of other life insurance companies, or for both variable life insurance separate accounts and variable annuity separate accounts, to invest simultaneously in a Fund. But, currently neither the Fund nor Charter foresees any such disadvantages to either variable annuity owners or variable life insurance owners. Each Fund's management intends to monitor events in order to identify any material conflicts between or among variable annuity owners and variable life insurance owners and to determine what response, if any, they should take. In addition, if we believe that a Fund's response to any of those events or conflicts insufficiently protects our Owners, then we will take appropriate action.

PORTFOLIO:                           EACH PORTFOLIO SEEKS:
----------------------------------------------------------------------------------------
Scudder SVS I Bond Portfolio -       To provide a high level of income consistent with a
 Class A                              high quality portfolio of debt securities
----------------------------------------------------------------------------------------
Scudder SVS I Capital Growth         To maximize long-term capital growth through a
 Portfolio - Class A /(1)/            broad and flexible investment program
----------------------------------------------------------------------------------------
Scudder SVS I Global Discovery       Above-average capital appreciation over the long
 Portfolio - Class A                  term
----------------------------------------------------------------------------------------
Scudder SVS I Growth and Income      Long-term growth of capital, current income and
 Portfolio - Class A                  growth of income
----------------------------------------------------------------------------------------
Scudder SVS I International          Long-term growth of capital primarily through
 Portfolio - Class A                  diversified holdings of marketable foreign equity
                                      investments
----------------------------------------------------------------------------------------
Scudder SVS I Money Market           To maintain stability of capital and, consistent
 Portfolio - Class A                  therewith, to maintain the liquidity of capital
                                      and to provide current income
----------------------------------------------------------------------------------------
Scudder SVS II Small Cap Growth      Maximum appreciation of investors' capital
 Portfolio - Class A/(2)/
----------------------------------------------------------------------------------------

                                 9  PROSPECTUS

Scudder SVS II Total Return          High total return, a combination of income and
Portfolio - Class A/ (3)/             capital appreciation
----------------------------------------------------------------------------------------





*Effective April 29, 2005, the Scudder SVS II Growth Porfolio - Class A was reorganized into the Scudder SVS I Capital Growth Portfolio - Class A

**Effective April 29, 2005, the Scudder SVS I 21st Century Growth Porfolio - Class A was reorganized into the Scudder SVS II Small Cap Growth Portfolio - Class A.

***Effective April 29, 2005, the Scudder SVS I Balanced Porfolio - Class A was reorganized into the Scudder SVS II Total Return Portfolio - Class A.

Each Portfolio represents, in effect, a separate mutual fund with its own distinct investment objectives and policies. The income or losses of one Portfolio have no effect on another Portfolio's investment performance.

Deutsche Investment Management Americas Inc. (the "advisor"), an investment advisor registered with the SEC under the Investment Advisors Act of 1940, as amended, manages daily investments and business affairs of each Fund, subject to the policies that each Fund's Trustees established. See each Fund's prospectus for information regarding the advisor's fees.

The general public may not purchase these underlying Portfolios. Their investment objectives and policies may be similar to other portfolios and mutual funds managed by the same investment advisor that are sold directly to the public. You should not expect that the investment results of the other portfolios would be similar to those of the underlying Portfolios.

There is no assurance that any Portfolio will achieve its objective. The Scudder Variable Series I and Scudder Variable Series II prospectuses contain more detailed information, including a description of the risks involved in investing in each Portfolio and a description of each Portfolio's investment objective. A copy of the Fund prospectuses are attached to this Prospectus. You should carefully read the Fund prospectuses before investing in a Contract.





THE CONTRACT
--------------------------------------------------------------------------------

The description of the Contract contained in this prospectus is qualified in its entirety by reference to the contract for the Flexible Premium Deferred Variable Annuity. We have filed a copy of the Contract as an exhibit to this Registration Statement. It is available upon request from us.

This Contract cannot be jointly owned by both a non-living and a living person.


CONTRACT APPLICATION AND ISSUING THE CONTRACT
The Contract is available to individuals and certain retirement plans. It is also available as an individual retirement annuity (IRA) that qualifies for special Federal income tax treatment. The Contract is not available for use as a "Tax-Sheltered Annuity" qualifying under Section 403(b) of the Code.

If you purchase a Contract which qualifies as an IRA under Section 408(b), you should be aware that the Code imposes certain restrictions on those Contracts.

Before we issue a Contract, we must receive your properly completed application and a minimum payment of $2,500 ($2,000 for an IRA). We will mail you a Premium Receipt form if you request one. You must name the annuitant in the Contract application. If the Contract qualifies as an IRA under Section 408(b), then you must be the annuitant. We reserve the right to decline an application for any reason. If we decline an application, then we will refund the full initial payment.

If we do not decline an application, when we deliver the Contract to you, the Contract will be deemed to have commenced as of the Effective Date. The Effective Date is a date within two business days after we receive a completed application and the full initial payment. The Contract Date will be the same as the Effective Date unless the Effective Date is the 29th, 30th, or 31st of the month, in which case the Contract Date will be the 28th day of the same month. We use the Contract Date to determine Contract Years, Contract Months, and Contract Anniversaries.


EXAMINATION PERIOD
You may cancel the Contract for a refund within 10 days after you receive the Contract, or any longer period your state may require. Depending on the laws of the state of issue and your age, we will refund the initial payment in one of the following methods. See your Contract for details.

RETURN OF PREMIUM PLUS OR MINUS INVESTMENT EXPERIENCE. In most states, if you return the Contract, we will refund the initial payment, plus or minus gains or losses from investing the payment in the Sub-Accounts


                                 10  PROSPECTUS
you chose on your application, plus any interest earned on the amount you allocated to the General Account. We will calculate these refunds as of the date that we receive the Contract. If you allocate all or part of the payment to the Sub-Accounts, then the amount of your refund may be more or less than the initial payment, depending on the investment performance of your selected Sub-Accounts. If you allocate all of the payment to the General Account, then we will always refund an amount equal to or greater than the payment.

RETURN OF PREMIUM. If your state requires us to refund your premium to you, then we will refund the greater of: (1) the initial payment, or (2) the Account Value plus any amount deducted for taxes or charges from the initial payment. We will calculate your refund as of the date we receive the Contract. During the Examination Period, the portion of the initial payment you allocated to the Variable Account will be invested in the Money Market Sub-AccountSub-Account. Once the Examination Period expires, we will reallocate the Account Value to the Sub-Accounts you select.


PAYMENTS
You should make all checks or drafts payable as directed on the application. You can also make payments by requesting on your application that Scudder Investor Services, Inc. redeem shares in an existing Scudder mutual fund account and apply the proceeds toward a payment.

INITIAL PAYMENT. The minimum initial payment you must pay to purchase a Contract is $2,500 ($2,000 in the case of some Qualified Contracts). The initial payment is the only payment we require you to make under the Contract. When you make the initial payment, you must specify whether it is for a purchase of a Non-Qualified or Qualified Contract.

If the initial payment is derived from an exchange or surrender of another annuity contract, then we may require that you provide information about the Federal income tax status of the previous annuity contract. We reserve the right to waive the minimum initial payment amount and accept less than $2,500.

If we receive a properly completed application with the initial payment, then we will credit that payment to the Contract within two business days of receiving the payment. We may deduct premium taxes from the payment before we credit it to the Contract. If we receive an incomplete application, then we will credit the payment within two business days of receiving the completed application. If, for any reason, we do not credit the payment to your account within five business days, then we will immediately return the payment to you. You may, after receiving notice of our delay, specifically request that we do not return the payment.


ADDITIONAL PAYMENTS
You may make additional payments while the annuitant is living and before the Maturity Date. Currently, there is no minimum additional payment amount or maximum number of additional payments per Contract Year. In the future, we may require that each additional payment be at least $1,000 and limit the frequency of additional payments to a maximum of four per Contract Year.

We will credit any additional payments to the Contract upon receiving them at our customer service center.

AUTOMATIC INVESTMENT PLAN. You may arrange to make regular investments ($50 minimum) into any of the Sub-AccountSub-Accounts through automatic deductions from your checking account. The Automatic Investment Plan cannot be used to allocate money to the General Account. Please call (800) 242-4402 for more information.

LIMITATIONS ON PAYMENTS. We reserve the right to reject any initial payment. We may require you to complete a financial questionnaire for payments in excess of $250,000. If any additional payments would cause your total payments to exceed $1,000,000, we may reject those payments. We will reject any payment that would cause the Account Value in the General Account to exceed $500,000.


ALLOCATING PAYMENTS
You may allocate payments to one or more of the Sub-AccountSub-Accounts, to the General Account, or to both. If you allocate any portion of a payment to the General Account, then you must specify the Declaration Period(s) to which you are allocating those funds. You must specify the payment allocations in your application. We will allocate the initial payment according to your specifications, once we receive it at our customer service center.

YOU MUST MAKE ALL ALLOCATIONS IN WHOLE PERCENTAGES AND THEY MUST TOTAL 100%. IF THE ALLOCATIONS DO NOT TOTAL 100%, THEN WE WILL RECOMPUTE THE ALLOCATIONS PROPORTIONATELY BY DIVIDING THE PERCENTAGE IN EACH SUB-ACCOUNTSUB-ACCOUNT YOU SELECTED, BY THE SUM OF THE PERCENTAGES YOU INDICATED. WE WILL APPLY THIS NEW PERCENTAGE TO THE PAYMENT. THE FOLLOWING EXAMPLE ILLUSTRATES HOW WE MAKE THIS
RECOMPUTATION:

EXAMPLE

                INDICATED ALLOCATION                 ACTUAL ALLOCATION
                --------------------                -------------------
Sub-Account #1           25%          25% / 105% =          24%
Sub-Account #2           40%          40% / 105% =          38%
Sub-Account #3           40%          40% / 105% =          38%
Total                   105%          Total                100%




                                 11  PROSPECTUS

WE WILL ALLOCATE ALL PAYMENTS AT THE TIME WE CREDIT SUCH PAYMENTS TO YOUR CONTRACT.

We will allocate any additional payments you make to the Sub-Accounts and/or the General Account in the same proportion as the initial payment. You may change the allocation percentages by sending us written notice. Once you make a change in allocation, we will allocate all future payments in accordance with your new allocation percentages. This will continue until you send us written notice of any changes. However, if you have funds deducted from a checking account under the Automatic Investment Plan option, then you must provide us with written notice to change the allocation of future additional payments.


TRANSFERS
Before the Maturity Date, you may transfer amounts among the Sub-Accounts, between the Sub-Accounts and the General Account, and between different Declaration Periods in the General Account.

You may transfer amounts from the General Account to any of the Sub-Accounts and to different Declaration Periods in the General Account only at the end of the Declaration Period to which you allocated that amount. You may transfer amounts from a Sub-Account to the General Account at any time, as long as that transfer would not cause your Contract's value in the General Account to exceed $500,000.

We do not impose a charge for any transfers. In the future, if you request more than two transfers during a Contract Year, we may deduct $10 from each Sub-Account from which you transfer funds.

You must request a transfer by sending us written notice or by telephone (if you have a currently valid telephone transfer request form on file with us). We employ reasonable procedures to confirm that instructions communicated by telephone are genuine. If we follow such procedures, then we will not be liable for any losses due to unauthorized or fraudulent instructions. If we do not follow those reasonable procedures, then we may be liable for such losses. The procedures we follow for telephone transfers include confirming the correct name, the contract number and the personal code for each telephone transfer.

The Contract is intended for long-term investments. Frequent trading in response to short term fluctuations in the market can disrupt management of a Portfolio and raise its expenses, which can impair Portfolio performance. At our discretion, we may restrict, limit or refuse transfers, which are considered by us to be to the disadvantage of Contract owners or may have a detrimental effect on a Portfolio.



MARKET TIMING & EXCESSIVE TRADING

The Contracts are intended for long-term investment. Market timing and excessive trading can potentially dilute the value of Variable Sub-Accounts and can disrupt management of a Portfolio and raise its expenses, which can impair Portfolio performance and adversely affect your Contract Value. Our policy is not to accept knowingly any money intended for the purpose of market timing or excessive trading. Accordingly, you should not invest in the Contract if your purpose is to engage in market timing or excessive trading, and you should refrain from such practices if you currently own a Contract.

We seek to detect market timing or excessive trading activity by reviewing trading activities. Portfolios also may report suspected market-timing or excessive trading activity to us. If, in our judgment, we determine that the transfers are part of a market timing strategy or are otherwise harmful to the underlying Portfolio, we will impose the trading limitations as described below under "Trading Limitations." Because there is no universally accepted definition of what constitutes market timing or excessive trading, we will use our reasonable judgment based on all of the circumstances.

While we seek to deter market timing and excessive trading in Variable Sub-Accounts, because our procedures involve the exercise of reasonable judgment, we may not identify or prevent some market timing or excessive trading. Moreover, imposition of trading limitations is triggered by the detection of market timing or excessive trading activity, and the trading limitations are not applied prior to detection of such trading activity. Therefore, our policies and procedures do not prevent such trading activity before it is detected. As a result, some investors may be able to engage in market timing and excessive trading, while others are prohibited, and the portfolio may experience the adverse effects of market timing and excessive trading described above.

TRADING LIMITATIONS

We reserve the right to limit transfers among the investment alternatives in any Contract year, or to refuse any transfer request, if:

o we believe, in our sole discretion, that certain trading practices, such as excessive trading, by, or on behalf of, one or more Contract Owners, or a specific transfer request or group of transfer requests, may have a detrimental effect on the Accumulation Unit Values of any Variable
     Sub-Account or on the share prices of the corresponding Portfolio or otherwise would be to the disadvantage of other Contract Owners; or

o we are informed by one or more of the Portfolios that they intend to restrict the purchase, exchange, or redemption of Portfolio shares because of excessive trading or because they believe that a specific transfer or group of transfers would have a detrimental effect on the prices of Portfolio shares.

In making the determination that trading activity constitutes market timing or excessive trading, we will consider, among other things:

                                 12 PROSPECTUS

o the total dollar amount being transferred, both in the aggregate and in the transfer request;




o the number of transfers you make over a period of time and/or the period of time between transfers (note: one set of transfers to and from a Variable Sub-Account in a short period of time can constitute market timing);

o whether your transfers follow a pattern that appears designed to take advantage of short term market fluctuations, particularly within certain Variable Sub-Account underlying Portfolios that we have identified as being susceptible to market timing activities;

o whether the manager of the underlying Portfolio has indicated that the transfers interfere with Portfolio management or otherwise adversely impact the Portfolio; and

o    the  investment   objectives  and/or  size  of  the  Variable   Sub-Account
     underlying Portfolio.

We seek to apply these trading limitations uniformly. However, because these determinations involve the exercise of discretion, it is possible that we may not detect some market timing or excessive trading activity. As a result, it is possible that some investors may be able to engage in market timing or excessive trading activity, while others are prohibited, and the Portfolio may experience the adverse effects of market timing and excessive trading described above.

If we determine that a Contract Owner has engaged in market timing or excessive trading, we will require that all future transfer requests be submitted through regular U.S. mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery.


In our sole discretion, we may revise our Trading Limitations at any time as necessary to better deter or minimize market timing and excessive trading or to comply with regulatory requirements.


ASSET REBALANCING OPTION. You may select the Asset RebalanSub-Accountcing Option if you wish to maintain a particular percentage allocation among the Sub-Accounts. With Asset Rebalancing, we automatically reallocate the Account Value in the Sub-Accounts quarterly to your selected allocations. Over a period of time, this method of investing may help you buy low and sell high although there can be no assurance of this. This investment method does not assure profits and does not protect against a loss in declining markets.

To elect the Asset Rebalancing Option, the Account Value in your Contract must be at least $2,500 and we must receive a completed Asset Rebalancing Option form at our customer service center. You must designate the Sub-Accounts and the percentage allocations that you want us to rebalance each quarter. The percentages must total 100%. If you elect the Asset Rebalancing Option, then all the new money you direct into the Sub-Accounts will be included in the Asset Rebalancing Option. You may not participate in Dollar Cost Averaging and Asset Rebalancing at the same time. The General Account is not available for the Asset Rebalancing Option.

Selecting Asset Rebalancing will result in the transfer of funds to one or more of the Sub-Accounts on the date you specify. If you have specified, or we receive the form on, the 29th, 30th or 31st, then we will consider the effective date to be the first Valuation Date of the following month. If you do not specify a date or if we receive the request after your specified date, then we will transfer funds on the date we receive the Asset Rebalancing Option form and on the quarterly anniversary of the applicable date thereafter. We will execute the rebalancing and determine all values in connection with the rebalancing at the end of the Valuation Date on which the transfers occur. If the effective date is not a Valuation Date, then the transfer will occur on the next Valuation Date.

You may terminate this option at any time by sending us written notice. We will automatically terminate this option if you request any transfers outside the Asset Rebalancing program. If you wish to resume the Asset Rebalancing Option after it has been canceled, then you must complete a new Asset Rebalancing Option form and send it to our customer service center. We may discontinue, modify, or suspend the Asset Rebalancing Option at any time.

DOLLAR COST AVERAGING. Dollar Cost Averaging is a systematic method of investing by which you purchase units in fixed dollar amounts so that the cost is averaged over time. You may begin Dollar Cost Averaging by authorizing us to make periodic transfers from any one Sub-Account to one or more other Sub-Accounts. Amounts transferred will purchase units in those Sub-Accounts at that Sub-Account's Unit Value as of the Valuation Date on which the transfer occurs. Since the value of the units will vary, the amounts transferred to a Sub-Account will purchase more units when the Unit Value is low and fewer units when the Unit Value is high. Similarly, the amounts transferred to a Sub-Account will result in the liquidation of more units when the Unit Value is low and fewer units when the Unit Value is high. Dollar cost averaging does not assure a profit or protect against a loss in declining markets.

You may elect Dollar Cost Averaging if the Account Value in your Contract is at least $2,500 and you send our customer service center a completed Dollar Cost Averaging form. You must designate the frequency of the transfers, the expiration date for the program, the Sub-Account from which to take the transfers, the Sub-Accounts to receive the funds, and the allocation percentages.

You may not participate in Dollar Cost Averaging and Asset Rebalancing at the same time. The General Account is not available for the Dollar Cost Averaging Option.
                                  13 PROSPECTUS

After we receive a completed Dollar Cost Averaging form, we will transfer your designated amounts from the Sub-Account from which you wish to make transfers to your chosen Sub-Accounts. $50 is the minimum amount that you may transfer. Each transfer occurs on your specified date. If you specify, or we receive the form on the 29th, 30th or 31st, then we will consider the effective date to be the first Valuation Date of the following month. If you do not specify a date, then we will transfer the funds on the monthly, quarterly, semiannual or annual anniversary (whichever corresponds to your selected frequency) of the date that we received your completed Dollar Cost Averaging form. The amounts transferred will receive the Unit Values for the affected Sub-Accounts at the end of the Valuation Date on which the transfers occur. If the anniversary is not a Valuation Date, then the transfer will occur on the next Valuation Date. Dollar Cost Averaging will terminate when we have transferred the total amount elected, or when the value in the Sub-Account from which transfers are made is insufficient to support the requested transfer amount.

You may terminate this option at any time by sending us written notice. When we receive written notice that you want to terminate Dollar Cost Averaging, then we will stop all transfers, unless you instruct otherwise. You must complete a new Dollar Cost Averaging option form and send it to our customer service center if you wish to continue Dollar Cost Averaging after the expiration date you specified, or the amount in the elected Sub-Account is depleted, or you canceled the Dollar Cost Averaging option.

We may discontinue, modify, or suspend the Dollar Cost Averaging option at any time.


ACCOUNT VALUE
On the Effective Date your Account Value equals your initial payment minus any amounts we deducted for premium taxes. On any other day your Account Value equals:

your Account Value from the previous Valuation Date

INCREASED BY:

1. any additional net payments we receive;

2. any increase in the Account Value due to positive investment results of the Sub-Accounts you selected; and

3. any interest earned on your Account Value held in the General Account;

AND REDUCED BY:

1. any decrease in the Account Value due to negative investment results of the Sub-Accounts you selected;

2. a daily charge to cover our assumed mortality and expense risks and the cost of administering the Contract; and

3. any amounts you withdrew from the Contract.

If we charge a records maintenance fee or transfer fee in the future we will deduct those amounts from your Account Value.

A Valuation Period is the period between successive Valuation Dates. It begins at the close of business on each Valuation Date and ends at the close of business on the next Valuation Date. A Valuation Date is each day that the New York Stock Exchange (NYSE) is open for business.

You should expect your Account Value to change between the Valuation Periods to reflect the investment experience of the Sub-Accounts in which you invest, any interest earned in the General Account, and the deduction of charges. Your Contract stops accumulating value after the Maturity Date.

UNIT VALUE. Each Sub-Account has a distinct value ("Unit Value"). When you allocate a payment or transfer an amount to a Sub-Account, we base the number of units you purchase on the Unit Value of the Sub-Account at the end of the Valuation Period during which you make the allocation. Units are redeemed in a similar manner when you transfer amounts out of, or withdraw amounts from, a Sub-Account.

For each Sub-Account, the Unit Value on a given Valuation Date is based on the net asset value of a share of the corresponding portfolio in which such Sub-Account invests. Each Valuation Period has a single Unit Value that applies to each day in the Valuation Period and which is calculated as of the end of the Valuation Period. The Unit Value for each subsequent Valuation Period is the Investment Experience Factor (described below) for that Valuation Period multiplied by the Unit Value for the immediately preceding Valuation Period.

INVESTMENT EXPERIENCE FACTOR. The Investment Experience Factor measures a Sub-Account's investment performance during a Valuation Period. An Investment Experience Factor is calculated separately for each of the Sub-Accounts. A Sub-Account's Investment Experience Factor for a Valuation Period equals (a) divided by (b), minus (c), where:

  (a)  is:

  (i) the value of the net assets held in the Sub-Account at the end of the Valuation Period; PLUS

  (ii) the investment income and capital gains (realized or unrealized) credited to the net assets of that Sub-Account during the Valuation Period for which we determine the Investment Experience Factor; MINUS

  (iii) the capital losses (realized or unrealized) charged against those assets during the Valuation Period; MINUS

  (iv) any amount charged against the Sub-Account for taxes or any amount that we set aside during the Valuation Period as a provision for taxes attributable


                                  14 PROSPECTUS
to the operation or maintenance of that Sub-Account; and

  (b) is the value of the net assets of that Sub-Account at the end of the preceding Valuation Period; and

  (c) is a charge to compensate us for certain administrative expenses and mortality and expense risks that we assume in connection with the Contracts.


CONTRACT OWNERSHIP
You may designate a new Owner or Joint Owner at any time during the annuitant's life. If you name a Joint Owner, then we will presume the ownership to be as joint tenants with right of survivorship, unless you otherwise specify. If any Owner dies before the Annuitant and before the Maturity Date, then the Owner's rights will belong to the Joint Owner, if any, or otherwise to the beneficiary. The interest of any Owner or Joint Owner may be subject to the rights of any assignee.

Changing ownership of this contract may cause adverse tax consequences and may not be allowed under qualified plans. Please consult with a competent tax advisor prior to making a request for a change of Contract Owner. A NEW OWNER OR A JOINT OWNER MAY NOT BE DESIGNATED UNDER A CONTRACT THAT QUALIFIES AS AN INDIVIDUAL RETIREMENT ANNUITY UNDER SECTION 408(B) OF THE CODE.

You may designate a new Owner by sending us written notice. The change will take effect as of the date you sign the written notice. We will not be liable for any payment made or other action taken before we receive and record the written notice.


ASSIGNMENT OF CONTRACT
Except in the case of a Contract that qualifies as an individual retirement annuity under Section 408(b) of the Code, you may assign all or a portion of your right to receive annuity payments under the Contract or assign the Contract as collateral security.

If you assign any portion of the right to receive annuity payments before the Maturity Date, then the assignee is entitled to receive the assigned annuity payments in a lump sum, as of the Maturity Date. If you assign any portion of the right to receive the assigned annuity payments, after the Maturity Date, then the assignee will receive the assigned annuity payments in accordance with the annuity income option in effect on the Maturity Date. The assignee may not select an annuity income option or change an existing annuity income option.

For a Qualified Contract, certain assignments may adversely affect the qualification for special Federal income tax treatment of the underlying retirement plan. We urge potential purchasers of Qualified Contracts to consult their tax advisors.

If you assign the right to receive annuity payments or assign the Contract as collateral security, then your rights and those of any beneficiary will be subject to the assignment. We are not responsible for the adequacy of any assignment and will not be bound by the assignment until we receive satisfactory written evidence of the assignment. In certain circumstances, an assignment will be subject to Federal income tax.


ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------


FULL AND PARTIAL SURRENDERS
At any time before the Maturity Date, you may fully or partially surrender the Contract, subject to certain conditions. If you surrender the Contract, you will receive the full Account Value less any applicable premium taxes or federal or state withholding.

We do not deduct surrender charges from full or partial surrenders of the Contract.

The minimum amount of a partial surrender is $500. The Contract must have an Account Value of at least $2,500 after the partial surrender.

Your partial surrender request must specify the amount you want withdrawn from each of the Sub-Accounts and/ or the General Account. If you withdraw value from the General Account, we will deduct the requested amount proportionately from each Declaration Period on a first-in, first-out basis within the Declaration Period(s).

YOU MUST PROVIDE US WITH SPECIFIC INSTRUCTIONS ABOUT HOW WE SHOULD WITHDRAW VALUE FROM THE SUB-ACCOUNTS AND/OR THE GENERAL ACCOUNT.

To make a partial surrender, you should send us a written request or call us, if you have a valid telephone transfer request form on file with us. You may make a full surrender only by sending us a written request. We will calculate the Account Value payable to you upon a full or partial surrender at the price next computed after we receive your surrender request.

If, when you make a surrender request, you have not provided us with a written election, not to have Federal income taxes withheld, then we, by law, must withhold taxes from the taxable portion of the surrender. Withdrawals taken prior to annuitization (referred to in this prospectus as the Payout Phase) are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 591/2, may be subject to an additional 10% federal tax penalty.

SYSTEMATIC WITHDRAWALS. We offer an option under which you may take partial surrenders of the Contract by systematic withdrawals. You may elect to receive systematic withdrawals before the Maturity Date

                                 15 PROSPECTUS
by sending a completed Systematic Withdrawal form to our customer service center which includes the written consent of any assignee or irrevocable beneficiary. You may designate the systematic withdrawal amount as either a percentage of the Account Value or as a specified dollar amount. You may designate that systematic withdrawals be made monthly, quarterly, semiannually, or annually on a specific date. If you do not specify a date, then the systematic withdrawal option will begin on the date we receive the form. We will consider the effective date to be the first Valuation Date of the following month if we receive the form on the 29th, 30th or 31st or if you specify one of those dates.

Each systematic withdrawal must be at least $250. The systematic withdrawal option will terminate if the amount to be withdrawn exceeds the Account Value or would cause the Account Value to be below $2,500. If any portion of the systematic withdrawal is to be withdrawn from the General Account, then we will deduct the requested amount proportionately from each Declaration Period on a first-in, first-out basis within the Declaration Period(s).

Each systematic withdrawal will occur at the end of the Valuation Period during which you scheduled a withdrawal. We deduct the systematic withdrawal from your Account Value in the Sub-Accounts and/or the General Account, according to your specifications.

You may terminate this option at any time by sending us written notice. We will terminate this option if the amount to be withdrawn has caused the Account Value to be below $2,500. If you wish to resume systematic withdrawals, then you must send us a new Systematic Withdrawal form at our customer service center. We may discontinue, modify, or suspend the systematic withdrawal option at any time. You should carefully consider the tax consequences of a systematic withdrawal. Withdrawals taken prior to annuitization (referred to in this prospectus as the Payout Phase) are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty.


ANNUITY PAYMENTS
If the Annuitant is living on the Maturity Date and the Contract is in force, then we will make fixed annuity payments to you under the annuity income option you select. We will make the first annuity payment within seven days after the Maturity Date.

The amount of the periodic annuity payments you receive depends upon:

   (i) the Account Value you have accumulated on the Maturity Date,

   (ii) the Annuitant's age and sex (or, in the case of Annuity Income Option 2, the age and sex of the Annuitant and the Joint Annuitant) on the Maturity Date, and

   (iii) the annuity income option you selected.

On the Maturity Date, we determine the dollar amount of each annuity payment. That amount is fixed and will not change.

After the Maturity Date, the Contract no longer participates in the Variable Account. A portion of each payment will be considered taxable and the remaining portion will be a non-taxable return of your investment in the Contract, which is also called the "basis". Once the basis in the Contract is depleted, all remaining payments will be fully taxable. If the Contract is tax-qualified, generally, all payments will be fully taxable. Taxable payments taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. If, at the time of an annuity payment, you have not provided us with a written election not to withhold Federal income taxes, then we, by law, must withhold such taxes from the taxable portion of such Annuity payment. We determine the amount of the monthly annuity payments under annuity income options 1, 2, and 3, described below, by dividing the Account Value on the Maturity Date by 1,000 and multiplying the result by the appropriate factor. The factor is calculated based on Market interest rates at the time of Maturity. The factor will be equal to or greater than that contained in the applicable table in your Contract.


ANNUITY INCOME OPTIONS
At any time before the Maturity Date, you may designate the annuity income option under which we will pay annuity payments. If you do not select an annuity income option by the Maturity Date, then we will make monthly annuity payments to you under annuity income option 1.

If the Account Value is less than $2,500 or if it is insufficient to produce monthly payments of at least $100, then no annuity income options will be available unless we consent or as otherwise required by state law. In such cases, we will pay the Account Value in a lump sum.

We may offer other annuity income options on the Maturity Date. We will provide you with information concerning the availability of any additional annuity income options before the time that you have to select an annuity income option.

We currently offer the following annuity income options:

OPTION 1. LIFE ANNUITY WITH INSTALLMENT REFUND - We will make monthly annuity payments to you for the longer of:

   (i) the Annuitant's life; or

   (ii) until the sum of the monthly annuity payments equals the Account Value on the Maturity Date.


                                 16  PROSPECTUS

If the Owner dies before the sum of the monthly annuity payments we paid equals the Account Value on the Maturity Date, then we will pay the remaining annuity payments to your designated beneficiary.


OPTION 2. JOINT AND SURVIVOR LIFE ANNUITY WITH INSTALLMENT REFUND - We will make monthly annuity payments to you for the longer of:

   (i) either the Annuitant's or the Joint Annuitant's life; or

   (ii) until the sum of the monthly annuity payments made under the Contract equals the Account Value on the Maturity Date.

If all Owners die before the sum of the monthly annuity payments we paid equals the Account Value on the Maturity Date, then we will pay the remaining annuity payments to your designated beneficiary.

If you select annuity income option 2, then you must designate a Joint Annuitant. We will use the Joint Annuitant's life to determine the duration of annuity payments under annuity income option 2. The age and sex of both the Annuitant and the Joint Annuitant determine the amount of the monthly annuity payments under annuity income option 2. At any time before the Maturity Date, you may select a different Joint Annuitant by sending us written notice. You may not select a new Joint Annuitant after the Maturity Date.

OPTION 3. INSTALLMENTS FOR LIFE - We will make monthly annuity payments to you for as long as the Annuitant lives. Payments under this option will end with the last payment made before the Annuitant's death. Under this option it is possible that you will receive only one annuity payment if the Annuitant died before the date of the second payment, two if he or she dies before the third annuity payment date, etc.


MATURITY DATE
The Maturity Date is the date on which we apply your Account Value to an annuity income option. You may specify the Maturity Date in your application. You may change the Maturity Date at any time during the Annuitant's life by sending us a written request before the currently scheduled Maturity Date.

The Maturity Date must be a Contract Anniversary that is not later than:

   (i) the Contract Anniversary nearest the Annuitant's 80th birthday; or

   (ii) ten years from the next Contract Anniversary, whichever is later.

If you do not specify a Maturity Date, then the Maturity Date will be the later of: (a) the 10th Contract Anniversary; or (b) the Contract Anniversary nearest the Annuitant's 80th birthday.


DEATH BENEFIT
If the Annuitant dies before the Maturity Date, then we will pay you, the Owner, a death benefit as specified in the Contract. We do not pay a death benefit if the Annuitant dies on or after the Maturity Date.

If the Annuitant dies before the Maturity Date, then we will pay you a lump sum death benefit equal to the greater of:

   (i) the Account Value; or

   (ii) the sum of the payments you made, minus the sum of any partial surrenders.

If the Owner is a living person, then the Owner may elect to continue the Contract and become the Annuitant if the deceased Annuitant was not an Owner. We calculate the amount of the death benefit at the price next computed after we receive Proof of Death for the Annuitant. We will pay you within seven days of receiving the Proof of Death, or as soon as we have sufficient information to make the payment. The Owner has 60 days from the date the company receives due proof of death to select an income plan without incurring a tax on the entire gain in the contract. If the Owner elects to continue the contract they will be taxed on the entire gain in the contract computed on the date of continuance. We are required to report such gain to the IRS as income to the Owner. An additional 10% federal tax penalty may apply if the Owner is under age 59 1/2. Any amount included in the Owner's gross income as a result of a contract continuance will increase the investment in the contract for future distributions. If the deceased Annuitant was an Owner, then we will in all events pay the Death Benefit within five years of the date of the deceased Annuitant's death.


BENEFICIARY PROVISIONS
--------------------------------------------------------------------------------

If the beneficiary survives the Owner(s), then the beneficiary will receive amounts payable under the Contract. If you do not specify a beneficiary, or if no beneficiary survives you by 30 days, then your estate will receive any remaining amounts payable under the Contract.

While the Annuitant is living, you may change the beneficiary or beneficiaries by sending us written notice. Once we receive the notice, we will initiate the change as of the date you signed the written notice. We will not be liable for any payment made or other action taken before we receive and record such written notice at our customer service center. A beneficiary named irrevocably may not be changed without written consent of such beneficiary. Any beneficiary's interest is subject to the rights of any assignee.


                                 17  PROSPECTUS

DEATH OF OWNER
For a Non qualified Contract in which any owner is a living person, is not the Annuitant, and dies before the Maturity Date and before the Annuitant's death, the death benefit provisions described above do not apply.

 In such circumstances, we will pay to the joint owner the Account Value in a lump sum no later than five years following the date of the Owner's death. If there is no joint owner, then we will pay the beneficiary. We calculate the Account Value at the price next computed after we receive the Owner's Proof of Death. If the sole surviving joint owner or the sole beneficiary is the Owner's surviving spouse, then he or she may elect to continue the Contract as if he or she were the original Owner.


EMPLOYMENT-RELATED BENEFIT PLANS
In 1983, the Supreme Court held in Arizona Governing Committee v. Norris that optional annuity payments provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of sex. This Contract contains annuity payment rates for certain annuity income options that distinguish between men and women. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of NORRIS, and Title VII generally, on any employment-related insurance or benefit program for which they may purchase a Contract.


EXPENSES
--------------------------------------------------------------------------------

We do not deduct commissions or sales charges from your payments when you invest in the Contract. In addition, we do not take surrender charges upon full or partial surrender of the Contract. We pay distribution expenses out of our own funds.

We will deduct certain charges and deductions from your Account Value to compensate us for providing the annuity payments, assuming certain risks in connection with the Contract, and administering the Contract.

If there are profits from the fees and charges that we deduct under the Contract, including but not limited to Mortality and Expense Risk Charges, then we may use such profits to finance the distribution of the Contracts.


MORTALITY AND EXPENSE RISK CHARGE
We deduct a charge from your Contract's value in the Sub-Accounts for certain mortality and expense risks in connection with the Contracts. We deduct the charge daily at an annual rate of 0.40% of the average daily net assets you have in each Sub-Account. We reserve the right to increase the Mortality and Expense Risk Charge to 0.70%, the maximum set forth in the Contract.

The Mortality and Expense Risk Charge only applies during the period from the Effective Date to the Maturity Date and is not imposed against the General Account. The Investment Experience Factor for each Sub-Account reflects this charge.

Changes in actual mortality experience or actual expense do not affect the Account Value or annuity payments. The mortality risks arise from the contractual obligations to pay the death benefit before the Maturity Date and to make annuity payments for the annuitant's entire life (or, in the case of annuity income option 2, the entire life of the annuitant and the joint annuitant). Thus, we assure you that neither the annuitant's longevity (or, in the case of annuity income option 2, the annuitant's and the joint annuitant's longevity) nor a greater than expected improvement in life expectancy, will adversely affect the annuity payments. This eliminates the risk of outliving the funds accumulated for retirement in instances in which the Contract is purchased to provide funds for retirement.

The expense risk is the risk that the actual expenses involved in administering the Contracts, including Contract maintenance costs, administrative costs, mailing costs, data processing costs, and costs of other services may exceed the amount recovered from any administrative charges.


CONTRACT ADMINISTRATION CHARGE
The Contract's administrative expenses include processing applications, Contract changes, tax reporting, full and partial surrenders, death claims, and initial and subsequent payments; preparing annual and semiannual reports to Owners and regulatory compliance reports; and overhead costs.

We deduct a charge from your Contract's value in the Sub-Accounts for the administrative expenses we incur in connection with the Contract and the Variable Account. We deduct the charge daily at an annual rate of 0.30% of the average daily net assets you have in each Sub-Account. The Contract Administration Charge only applies during the period from the Effective Date to the Maturity Date and is not imposed against the General Account. The Investment Experience Factor for each Sub-Account reflects this charge.


RECORDS MAINTENANCE CHARGE
Currently, we do not charge for records maintenance. The Contract permits us to deduct a maximum amount of $40 from your Account Value at the beginning of each Contract Year to reflect the cost of performing records maintenance for the Contracts. If we imposed this charge, then we would deduct it proportionately from each Sub-Account and each of the Declaration Period(s) in the General Account (on a first-in, first-out basis within each Declaration Period) in which you have allocated funds. If we deducted a Records Maintenance Charge, then it would apply only during the period from the Effective


                                 18  PROSPECTUS

Date to the Maturity Date. If you surrender the Contract during a Contract Year, then we would not prorate it.

PREMIUM TAXES
Most states and political subdivisions do not assess premium taxes. Where state premium taxes are assessed, we will deduct the amount of tax due from each payment at rates ranging from a minimum of 0.5% to a maximum of 3.5%. We will deduct any premium taxes levied by political subdivisions from payments. Such taxes are generally at rates of less than 1%.

If the premium tax exceeds 3.5% of the payment, we will accept the payment only if you provide written authorization allowing us to deduct the applicable premium tax from the Account Value.


OTHER TAXES
We currently do not charge the Variable Account for any Federal, state, or local taxes other than premium taxes. If we decide to impose any such taxes on the Variable Account, then we may deduct such taxes from amounts you have invested in the Variable Account.


TRANSFER CHARGES
We do not charge for transfers among Sub-Accounts. However, the Contract permits us to deduct $10 from each Sub-Account for each transfer you make in excess of two in a Contract Year.

We do not consider the following to be transfers: (i) initial allocations of payments, (ii) reallocations among the Declaration Periods within the General Account, or (iii) reallocations from the General Account to any Sub-Accounts at the end of a Declaration Period.

We treat all transfer requests, made at the same time, as one request. We may impose the transfer charge at any time.


PORTFOLIO CHARGES
The portfolios deduct investment charges from amounts you have invested in the portfolios. For more information, see the Fund's prospectus.


                                 19  PROSPECTUS

FEDERAL TAX MATTERS
--------------------------------------------------------------------------------

THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. CHARTER MAKES NO GUARANTEE REGARDING THE TAX TREATMENT OF ANY CONTRACT OR TRANSACTION INVOLVING A CONTRACT.

Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on your individual circumstances. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.


TAXATION OF CHARTER NATIONAL LIFE INSURANCE COMPANY
Charter is taxed as a life insurance company under Part I of Subchapter L of the Code. Since the Variable Account is not an entity separate from Charter, and its operations form a part of Charter, it will not be taxed separately. Investment income and realized capital gains of the Variable Account are automatically applied to increase reserves under the Contract. Under existing federal income tax law, Charter believes that the Variable Account investment income and capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Contract. Accordingly, Charter does not anticipate that it will incur any federal income tax liability attributable to the Variable Account, and therefore Charter does not intend to make provisions for any such taxes. If Charter is taxed on investment income or capital gains of the Variable Account, then Charter may impose a charge against the Variable Account in order to make provision for such taxes.


TAXATION OF VARIABLE ANNUITIES IN GENERAL

TAX DEFERRAL. Generally, you are not taxed on increases in the Contract Value until a distribution occurs. This rule applies only where:

.. the Contract Owner is a natural person,

.. the investments of the Variable Account are "adequately diversified" according to Treasury Department regulations, and

.. Charter is considered the owner of the Variable Account assets for federal income tax purposes.


NON-NATURAL OWNERS. Non-natural owners are also referred to as Non Living Owners in this prospectus. As a general rule, annuity contracts owned by non-natural persons such as corporations, trusts, or other entities are not treated as annuity contracts for federal income tax purposes. The income on such contracts does not enjoy tax deferral and is taxed as ordinary income received or accrued by the non-natural owner during the taxable year.


EXCEPTIONS TO THE NON-NATURAL OWNER RULE. There are several exceptions to the general rule that annuity contracts held by a non-natural owner are not treated as annuity contracts for federal income tax purposes. Contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the contract as agent for a natural person. However, this special exception will not apply in the case of an employer who is the nominal owner of an annuity contract under a non-Qualified deferred compensation arrangement for its employees. Other exceptions to the non-natural owner rule are: (1) contracts acquired by an estate of a decedent by reason of the death of the decedent; (2) certain qualified contracts; (3) contracts purchased by employers upon the termination of certain qualified plans; (4) certain contracts used in connection with structured settlement agreements; and (5) immediate annuity contracts, purchased with a single premium, when the annuity starting date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.


GRANTOR TRUST OWNED ANNUITY. Contracts owned by a grantor trust are considered owned by a non-natural owner. Grantor trust owned contracts receive tax deferral as described in the Exceptions to the Non-Natural Owner Rule section.
 In accordance with the Code, upon the death of the annuitant, the death benefit must be paid. According to your Contract, the Death Benefit is paid to the surviving Contract Owner. Since the trust will be the surviving Contract Owner in all cases, the Death Benefit will be payable to the trust notwithstanding any beneficiary designation on the annuity contract. A trust, including a grantor trust, has two options for receiving any death benefits: 1) a lump sum payment; or 2) payment deferred up to five years from date of death.


DIVERSIFICATION REQUIREMENTS. For a Contract to be treated as an annuity for federal income tax purposes, the investments in the Variable Account must be "adequately diversified" consistent with standards under Treasury Department regulations. If the investments in the Variable Account are not adequately diversified, the Contract will not be treated as an annuity contract for federal income tax purposes. As a result, the income on the Contract will be taxed as ordinary income received or accrued by the Contract owner during the taxable year. Although Charter does not have control over the Portfolios or their investments, we expect the Portfolios to meet the diversification requirements.


OWNERSHIP TREATMENT. The IRS has stated that a contract owner will be considered the owner of separate account assets if he possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, the Treasury Department announced that the regulations do not provide guidance concerning circumstances in which investor control of the separate account investments may cause a Contract


                                 20  PROSPECTUS
owner to be treated as the owner of the separate account. The Treasury Department also stated that future guidance would be issued regarding the extent that owners could direct sub-account investments without being treated as owners of the underlying assets of the separate account.

Your rights under the Contract are different than those described by the IRS in private and published rulings in which it found that Contract owners were not owners of separate account assets. For example, if your contract offers more than twenty (20) investment alternatives you have the choice to allocate premiums and contract values among a broader selection of investment alternatives than described in such rulings. You may be able to transfer among investment alternatives more frequently than in such rulings. These differences could result in you being treated as the owner of the Variable Account. If this occurs, income and gain from the Variable Account assets would be includible in your gross income. Charter does not know what standards will be set forth in any regulations or rulings which the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely affect the tax treatment of your Contract. We reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Variable Account. However, we make no guarantee that such modification to the Contract will be successful.


TAXATION OF PARTIAL AND FULL WITHDRAWALS. If you make a partial withdrawal under a Non-Qualified Contract, amounts received are taxable to the extent the Contract Value, without regard to surrender charges, exceeds the investment in the Contract. The investment in the Contract is the gross premium paid for the contract minus any amounts previously received from the Contract if such amounts were properly excluded from your gross income. If you make a full withdrawal under a Non-Qualified Contract, the amount received will be taxable only to the extent it exceeds the investment in the Contract.


TAXATION OF ANNUITY PAYMENTS. Generally, the rule for income taxation of annuity payments received from a Non-Qualified Contract provides for the return of your investment in the Contract in equal tax-free amounts over the payment period. The balance of each payment received is taxable. For fixed annuity payments, the amount excluded from income is determined by multiplying the payment by the ratio of the investment in the Contract (adjusted for any refund feature or period certain) to the total expected value of annuity payments for the term of the Contract. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the investment in the Contract by the total number of expected payments. The annuity payments will be fully taxable after the total amount of the investment in the Contract is excluded using these ratios. If any variable payment is less than the excludable amount you should contact a competent tax advisor to determine how to report any unrecovered investment. The federal tax treatment of annuity payments is unclear in some respects. As a result, if the IRS should provide further guidance, it is possible that the amount we calculate and report to the IRS as taxable could be different. If you die, and annuity payments cease before the total amount of the investment in the Contract is recovered, the unrecovered amount will be allowed as a deduction for your last taxable year.


WITHDRAWALS AFTER THE PAYOUT START DATE. Federal tax law is unclear regarding the taxation of any additional withdrawal received after the Payout Start Date. It is possible that a greater or lesser portion of such a payment could be taxable than the amount we determine.


DISTRIBUTION AT DEATH RULES. In order to be considered an annuity contract for federal income tax purposes, the Contract must provide:

.. if any Contract Owner dies on or after the Payout Start Date but before the entire interest in the Contract has been distributed, the remaining portion of such interest must be distributed at least as rapidly as under the method of distribution being used as of the date of the Contract Owner's death;

.. if any Contract Owner dies prior to the Payout Start Date, the entire interest in the Contract will be distributed within 5 years after the date of the Contract Owner's death. These requirements are satisfied if any portion of the Contract Owner's interest that is payable to (or for the benefit of) a designated Beneficiary is distributed over the life of such Beneficiary (or over a period not extending beyond the life expectancy of the Beneficiary) and the distributions begin within 1 year of the Contract Owner's death. If the Contract Owner's designated Beneficiary is the surviving spouse of the Contract Owner, the Contract may be continued with the surviving spouse as the new Contract Owner;

.. if the Contract Owner is a non-natural person, then the Annuitant will be treated as the Contract Owner for purposes of applying the distribution at death rules. In addition, a change in the Annuitant on a Contract owned by a non-natural person will be treated as the death of the Contract Owner.


TAXATION OF ANNUITY DEATH BENEFITS. Death Benefit amounts are included in income as follows:

.. if distributed in a lump sum, the amounts are taxed in the same manner as a total withdrawal, or

.. if distributed under an Income Plan, the amounts are taxed in the same manner as annuity payments.


PENALTY TAX ON PREMATURE DISTRIBUTIONS. A 10% penalty tax applies to the taxable amount of any premature distribution from a non-Qualified Contract. The penalty tax generally applies to any distribution


                                 21  PROSPECTUS
made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

.. made on or after the date the Contract Owner attains age 59 1/2,

.. made as a result of the Contract Owner's death or becoming totally disabled,

.. made in substantially equal periodic payments over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

.. made under an immediate annuity, or

.. attributable to investment in the Contract before August 14, 1982.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.


SUBSTANTIALLY EQUAL PERIODIC PAYMENTS. With respect to non-Qualified Contracts using substantially equal periodic payments or immediate annuity payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the Contract Owner's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.


TAX FREE EXCHANGES UNDER INTERNAL REVENUE CODE SECTION 1035. A 1035 exchange is a tax-free exchange of a non-qualified life insurance contract, endowment contract or annuity contract into a non-Qualified annuity contract. The contract owner(s) must be the same on the old and new contract. Basis from the old contract carries over to the new contract so long as we receive that information from the relinquishing company. If basis information is never received, we will assume that all exchanged funds represent earnings and will allocate no cost basis to them.


PARTIAL EXCHANGES. The IRS has issued a ruling that permits partial exchanges of annuity contracts. Under this ruling, if you take a withdrawal from a receiving or relinquishing annuity contract within 24 months of the partial exchange, then special aggregation rules apply for purposes of determining the taxable amount of a distribution. The IRS has issued limited guidance on how to aggregate and report these distributions. The IRS is expected to provide further guidance; as a result, it is possible that the amount we calculate and report to the IRS as taxable could be different. Your Contract may not permit partial exchanges.


TAXATION OF OWNERSHIP CHANGES. If you transfer a non-Qualified Contract without full and adequate consideration to a person other than your spouse (or to a former spouse incident to a divorce), you will be taxed on the difference between the Contract Value and the investment in the Contract at the time of transfer. Any assignment or pledge (or agreement to assign or pledge) of the Contract Value is taxed as a withdrawal of such amount or portion and may also incur the 10% penalty tax.


AGGREGATION OF ANNUITY CONTRACTS. The Code requires that all non-Qualified deferred annuity contracts issued by Charter (or its affiliates) to the same Contract Owner during any calendar year be aggregated and treated as one annuity contract for purposes of determining the taxable amount of a distribution.


INCOME TAX WITHHOLDING
Generally, Charter is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold the required 10% of the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory.

Charter is required to withhold federal income tax using the wage withholding rates for all annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

Generally, Code Section 1441 provides that Charter as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien. Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien's country of residence if the payee provides a U.S. taxpayer identification number on a fully completed Form W-8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number ("ITIN"). ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.


                                 22  PROSPECTUS

TAX QUALIFIED CONTRACTS
The income on tax sheltered annuity (TSA) and IRA investments is tax deferred, and the income from annuities held by such plans does not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing an annuity as a TSA or IRA. Tax Qualified Contracts are contracts purchased as or in connection with:

.. Individual Retirement Annuities (IRAs) under Code Section 408(b);

.. Roth IRAs under Code Section 408A;

.. Simplified Employee Pension (SEP IRA) under Code Section 408(k);

.. Savings Incentive Match Plans for Employees (SIMPLE IRA) under Code Section
  408(p);

.. Tax Sheltered Annuities under Code Section 403(b);

.. Corporate and Self Employed Pension and Profit Sharing Plans under Code
  Section 401; and

.. State and Local Government and Tax-Exempt Organization Deferred Compensation
  Plans under Code Section 457.

Charter reserves the right to limit the availability of the Contract for use with any of the retirement plans listed above or to modify the Contract to conform with tax requirements. If you use the Contract within an employer sponsored qualified retirement plan, the plan may impose different or additional conditions or limitations on withdrawals, waiver of charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if qualified plan limits on distributions and other conditions are not met. Please consult your qualified plan administrator for more information. Charter no longer issues deferred annuities to employer sponsored qualified retirement plans.

The tax rules applicable to participants with tax qualified annuities vary according to the type of contract and the terms and conditions of the endorsement. Adverse tax consequences may result from certain transactions such as excess contributions, premature distributions, and, distributions that do not conform to specified commencement and minimum distribution rules. Charter can issue an individual retirement annuity on a rollover or transfer of proceeds from a decedent's IRA, TSA, or employer sponsored retirement plan under which the decedent's surviving spouse is the beneficiary. Charter does not offer an individual retirement annuity that can accept a transfer of funds for any other, non-spousal, beneficiary of a decedent's IRA, TSA, or employer sponsored qualified retirement plan.

Please refer to your Endorsement for IRAs or 403(b) plans, if applicable, for additional information on your death settlement options. In the case of certain qualified plans, the terms of the Qualified Plan Endorsement and the plans may govern the right to benefits, regardless of the terms of the Contract.


TAXATION OF WITHDRAWALS FROM AN INDIVIDUALLY OWNED TAX QUALIFIED CONTRACT. If you make a partial withdrawal under a Tax Qualified Contract other than a Roth IRA, the portion of the payment that bears the same ratio to the total payment that the investment in the Contract (i.e., nondeductible IRA contributions) bears to the Contract Value, is excluded from your income. We do not keep track of nondeductible contributions, and generally all tax reporting of distributions from Tax Qualified Contracts other than Roth IRAs will indicate that the distribution is fully taxable.

"Qualified distributions" from Roth IRAs are not included in gross income. "Qualified distributions" are any distributions made more than five taxable years after the taxable year of the first contribution to any Roth IRA and which are:

.. made on or after the date the Contract Owner attains age 59 1/2,

.. made to a beneficiary after the Contract Owner's death,

.. attributable to the Contract Owner being disabled, or

.. made for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000).

"Nonqualified distributions" from Roth IRAs are treated as made from contributions first and are included in gross income only to the extent that distributions exceed contributions.


REQUIRED MINIMUM DISTRIBUTIONS. Generally, Tax Qualified Contracts (excluding Roth IRAs) require minimum distributions upon reaching age 70 1/2. Failure to withdraw the required minimum distribution will result in a 50% tax penalty on the shortfall not withdrawn from the Contract. Not all income plans offered under the Contract satisfy the requirements for minimum distributions. Because these distributions are required under the Code and the method of calculation is complex, please see a competent tax advisor.


THE DEATH BENEFIT AND TAX QUALIFIED CONTRACTS. Pursuant to the Code and IRS regulations, an IRA (e.g., traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) may not invest in life insurance contracts. However, an IRA may provide a death benefit that equals the greater of the purchase payments or the Contract Value. The Contract offers a death benefit that in certain circumstances may exceed the greater of the purchase payments or the Contract Value. We believe that the Death Benefits offered by your Contract do not constitute life insurance under these regulations.

It is also possible that certain death benefits that offer enhanced earnings could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in current taxable income to a Contract Owner. In addition, there are limitations on the amount


                                 23  PROSPECTUS
of incidental death benefits that may be provided under qualified plans, such as in connection with a TSA or employer sponsored qualified retirement plan.

Charter reserves the right to limit the availability of the Contract for use with any of the qualified plans listed above.


PENALTY TAX ON PREMATURE DISTRIBUTIONS FROM TAX QUALIFIED CONTRACTS. A 10% penalty tax applies to the taxable amount of any premature distribution from a Tax Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

.. made on or after the date the Contract Owner attains age 59 1/2,

.. made as a result of the Contract Owner's death or total disability,

.. made in substantially equal periodic payments over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

.. made after separation from service after age 55 (does not apply to IRAs),

.. made pursuant to an IRS levy,

.. made for certain medical expenses,

.. made to pay for health insurance premiums while unemployed (applies only for IRAs),

.. made for qualified higher education expenses (applies only for IRAs), and

.. made for a first time home purchase (up to a $10,000 lifetime limit and applies only for IRAs).

During the first 2 years of the individual's participation in a SIMPLE IRA, distributions that are otherwise subject to the premature distribution penalty, will be subject to a 25% penalty tax.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.


SUBSTANTIALLY EQUAL PERIODIC PAYMENTS ON TAX QUALIFIED CONTRACTS. With respect to Tax Qualified Contracts using substantially equal periodic payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the taxpayer's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.


INCOME TAX WITHHOLDING ON TAX QUALIFIED CONTRACTS. Generally, Charter is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions that are not considered "eligible rollover distributions." The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold the required 10% from the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory. Charter is required to withhold federal income tax at a rate of 20% on all "eligible rollover distributions" unless you elect to make a "direct rollover" of such amounts to an IRA or eligible retirement plan. Eligible rollover distributions generally include all distributions from Tax Qualified Contracts, including TSAs but excluding IRAs, with the exception of:

.. required minimum distributions, or,

.. a series of substantially equal periodic payments made over a period of at least 10 years, or,

.. a series of substantially equal periodic payments made over the life (joint lives) of the participant (and beneficiary), or,

.. hardship distributions.

For all annuitized distributions that are not subject to the 20% withholding requirement, Charter is required to withhold federal income tax using the wage withholding rates. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

Generally, Code Section 1441 provides that Charter as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien or to certain other 'foreign persons'. Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien's country of residence if the payee provides a U.S. taxpayer identification number on a fully completed Form W-8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number ("ITIN"). ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.


                                 24  PROSPECTUS

INDIVIDUAL RETIREMENT ANNUITIES. Code Section 408(b) permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (IRA). Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence. Certain distributions from other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into an Individual Retirement Annuity.


ROTH INDIVIDUAL RETIREMENT ANNUITIES. Code Section 408A permits eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth Individual Retirement Annuity. Roth Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence.

Subject to certain limitations, a traditional Individual Retirement Account or Annuity may be converted or "rolled over" to a Roth Individual Retirement Annuity. The income portion of a conversion or rollover distribution is taxable currently, but is exempted from the 10% penalty tax on premature distributions.

ANNUITIES HELD BY INDIVIDUAL RETIREMENT ACCOUNTS (COMMONLY KNOWN AS CUSTODIAL

IRAS). Code Section 408 permits a custodian or trustee of an Individual Retirement Account to purchase an annuity as an investment of the Individual Retirement Account. If an annuity is purchased inside of an Individual Retirement Account, then the Annuitant must be the same person as the beneficial owner of the Individual Retirement Account.

Generally, the death benefit of an annuity held in an Individual Retirement Account must be paid upon the death of the Annuitant. However, in most states, the Contract permits the custodian or trustee of the Individual Retirement Account to continue the Contract in the accumulation phase, with the Annuitant's surviving spouse as the new Annuitant, if the following conditions are met:

1) The custodian or trustee of the Individual Retirement Account is the owner of the annuity and has the right to the death proceeds otherwise payable under the Contract;

2) The deceased Annuitant was the beneficial owner of the Individual Retirement Account;

3) We receive a complete request for settlement for the death of the Annuitant; and

4) The custodian or trustee of the Individual Retirement Account provides us with a signed certification of the following:

  (a) The Annuitant's surviving spouse is the sole beneficiary of the Individual Retirement Account;

  (b) The Annuitant's surviving spouse has elected to continue the Individual Retirement Account as his or her own Individual Retirement Account; and

  (c) The custodian or trustee of the Individual Retirement Account has continued the Individual Retirement Account pursuant to the surviving spouse's election.


SIMPLIFIED EMPLOYEE PENSION IRA. Code Section 408(k) allows eligible employers to establish simplified employee pension plans for their employees using individual retirement annuities. These employers may, within specified limits, make deductible contributions on behalf of the employees to the individual retirement annuities. Employers intending to use the Contract in connection with such plans should seek competent tax advice.


SAVINGS INCENTIVE MATCH PLANS FOR EMPLOYEES (SIMPLE IRA). Code Section 408(p) allows eligible employers with 100 or fewer employees to establish SIMPLE retirement plans for their employees using individual retirement annuities. In general, a SIMPLE IRA consists of a salary deferral program for eligible employees and matching or nonelective contributions made by employers. Employers intending to purchase the Contract as a SIMPLE IRA should seek competent tax and legal advice.

TO DETERMINE IF YOU ARE ELIGIBLE TO CONTRIBUTE TO ANY OF THE ABOVE LISTED IRAS (TRADITIONAL, ROTH, SEP, OR SIMPLE), PLEASE REFER TO IRS PUBLICATION 590 AND YOUR COMPETENT TAX ADVISOR.


TAX SHELTERED ANNUITIES. Code Section 403(b) provides tax-deferred retirement savings plans for employees of certain non-profit and educational organizations. Under Section 403(b), any contract used for a 403(b) plan must provide that distributions attributable to salary reduction contributions made after 12/31/88, and all earnings on salary reduction contributions, may be made only on or after the date the employee:

.. attains age 59 1/2,

.. severs employment,

.. dies,

.. becomes disabled, or

.. incurs a hardship (earnings on salary reduction contributions may not be distributed on account of hardship).

These limitations do not apply to withdrawals where Charter is directed to transfer some or all of the Contract Value to another 403(b) plan. Generally, we do not accept funds in 403(b) contracts that are subject to the Employee Retirement Income Security Act of 1974 (ERISA).


                                 25  PROSPECTUS

GENERAL PROVISIONS
--------------------------------------------------------------------------------


THE CONTRACT
The Contract, its endorsements, riders, and the Contract application constitute the entire contract between Charter and the owner. Only an officer of Charter is authorized to change or waive the terms of a Contract. Any change or waiver must be in writing and signed by an officer.


DELAY OF PAYMENT AND TRANSFERS
We will pay any amount due from the Variable Account for a full or partial surrender, the death benefit, or the death of the owner of a Nonqualified Contract, generally within seven days from the date we receive written notice. We may be permitted to defer such payment, and transfers, if:

.. the NYSE is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted;

.. an emergency exists as defined by the SEC or the SEC requires that trading be restricted; or

.. the SEC permits a delay for the protection of Owners.

We anticipate that payments and transfers from the General Accountwill occur within seven business days after receipt of written notice. Pursuant to state insurance law requirements, we reserve the right to defer payments to be made from the General Accountfor up to six months.

We may postpone any payment that is derived, all or in part, from any amount paid to us by check or draft until we determine that such instrument has been honored.


CONTRACT EXPIRATION
The Contract will expire and be of no effect when the account value is insufficient to cover deductions for the Mortality and Expense Risk Charge, the Contract Administration Charge, any Records Maintenance Charge, or transfer charges.


MISSTATEMENT OF AGE OR SEX
If the Annuitant's age or sex (and/or the Joint Annuitant's age or sex, if annuity income option 2 is selected) has been misstated on the application, then we will recalculate the annuity payments to reflect the calculations that would have been made had the Annuitant's (and/or Joint Annuitant's) age and sex been correctly stated.


NONPARTICIPATING CONTRACT
The Contract does not participate in our divisible surplus. The Contract does not pay dividends.


NOTICES AND INQUIRIES
Please send any written notice or request to:

Scudder Horizon Plan
Customer Service Center
P.O. Box 80469
Lincoln, NE 68501-0469

Overnight Mailing Address:


2940 S. 84th Street
Lincoln, NE 68506-4142

Any notice or request must be on the form and contain the information we require. This includes the Contract number and your full name and signature. Any notice that we send you will be sent to the address shown in the application unless we have on file a written notice of an address change. All inquiries should include your Contract number and full name. If you need additional information, you may call us at (800) 242-4402.


RECORDS AND REPORTS
At the end of each calendar quarter, Allstate, or its designee, on our behalf, will send you, at your last known address of record, statements listing the account value, additional payments, transfers, any charges, and any partial surrenders made during the year. You will also be sent the Fund's annual and semiannual reports.


SERVICES AGREEMENT
--------------------------------------------------------------------------------

On September 2, 1998, we entered into an administrative services agreement ("Services Agreement") with Allstate under which Allstate, or its designee, provides the administrative services in connection with the Contracts and the Variable Account on our behalf. Included among the services are premium payment processing, all transfer, withdrawal or surrender requests, preparation of records (including records of all purchases and redemption of the shares of each portfolio) and reports relating to the Variable Account and the Contracts. In addition, Allstate is responsible for payment of all expenses in connection with the Contract and Variable Account. Allstate's principal address is: 3100 Sanders Road, Northbrook, Illinois 60062.


DISTRIBUTION OF THE CONTRACT
--------------------------------------------------------------------------------

ALFS, Inc. ("ALFS"), located at 3100 Sanders Road, Northbrook, IL 60062, serves as principal underwriter of the Contracts. ALFS is a wholly owned subsidiary of Allstate Life Insurance Company. ALFS is a registered


                                 26  PROSPECTUS
broker dealer under the Securities and Exchange Act of 1934, as amended ("Exchange Act"), and is a member of the NASD, Inc. Charter does not pay ALFS a commission for distribution of the Contracts. The underwriting agreement with ALFS provides that we will reimburse ALFS for any liability to Owners arising out of services rendered or Contracts issued.

ALFS has contracted with Scudder Distributors, Inc. ("Scudder") for Scudder's services in connection with the distribution of the contracts. Scudder is registered with SEC as a broker-dealer under the 1934 Act and is a member of NASD, Inc. Individuals directly involved in the sale of the contracts are registered representatives of Scudder and are licensed agents. The principal address of Scudder is 222 South Riverside Plaza, Chicago, Illinois 60606.


THE GENERAL ACCOUNT
--------------------------------------------------------------------------------

Amounts you allocate or transfer to the General Account become part of our General Account assets that support our annuity and insurance obligations. The General Account includes all of our assets, except those assets segregated in the Variable Account. According to the coinsurance agreement executed on September 2, 1998, between Charter and Allstate, the assets of the General Account attributable to the Contracts were transferred to Allstate. This agreement makes it Allstate's responsibility to invest the assets of the General Account, subject to applicable law.

Because of exemptive and exclusionary provisions in the Federal securities laws, we have not registered interests in the General Account under the Securities Act of 1933 (the "1933 Act"), and the General Account is not registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the General Account nor any interest therein is subject to the provisions of such statutes, and, as a result, the staff of the SEC has not reviewed the disclosures in this prospectus relating to the General Account. However, disclosures about the General Account may be subject to certain generally applicable provisions of the Federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

We guarantee that we will credit interest to amounts you allocate to the General Account at an effective annual rate of at least 3.5% compounded monthly. We may declare higher interest rates from time to time at our discretion. We will credit the declared interest rate for a specific period of time called a Declaration Period. A Declaration Period will not be less than one year or more than 3 years. You may elect one or more Declaration Periods currently offered when you allocate or transfer funds to the General Account. At any one time, your money held in a Declaration Period may be earning different declared interest rates, if you allocated funds to that Declaration Period at different times.

We cannot accept allocations to the General Account that would increase your Contract's value in the General Account to over $500,000. We guarantee that the value held in the General Account will equal all amounts that you allocated or transferred to the General Account, plus any interest credited, less any amounts that you surrendered or transferred from the General Account, and less any applicable charges. Amounts you allocate to the General Account do not share in the investment experience of the General Account.

You may not allocate or transfer an amount from or within the General Account to the General Account before the end of that amount's Declaration Period. We will send notice to you 30 days before the expiration of a Declaration Period and ask you how to reallocate the amounts in the expiring Declaration Period. IF WE DO NOT RECEIVE YOUR INSTRUCTIONS BEFORE THE END OF THE DECLARATION PERIOD, THEN WE WILL TRANSFER YOUR VALUE IN THE EXPIRING DECLARATION PERIOD TO THE MONEY MARKET SUB-ACCOUNT.


VOTING RIGHTS
--------------------------------------------------------------------------------

We will vote the Fund's shares held in the Variable Account at regular and special shareholder meetings of the Fund in accordance with instructions we received from persons having voting interests in the Sub-Accounts. If we determine that the law permits us to vote the Fund's shares in our own right, then we may elect to do so.

We will separately calculate the number of votes that you have the right to instruct for each Sub-Account. We will determine the number of votes for each Sub-Account, that you have the right to instruct, by dividing your Contract's value in a Sub-Account by the net asset value per share of the corresponding portfolio in which the Sub-Account invests. We count fractional shares. The number of votes of a portfolio, that you have the right to instruct, will be determined as of the date coincident with the date established by the Fund for determining shareholders eligible to vote at the meeting of the Fund. Voting instructions will be solicited by written communications before that meeting in accordance with procedures established by the Fund.

We will vote the Fund's shares, for which we do not receive timely instructions, in proportion to the voting instructions which we receive for all of the variable


                                 27  PROSPECTUS
annuity contracts (including the Contracts) that we issue and are participating in that portfolio. We will also vote our shares that are not attributable to variable annuity contracts in the same proportion.

Separate accounts of other insurance companies, including insurance companies affiliated with us, may also invest premiums for variable life and variable annuity contracts in the Fund. It is to be expected that Fund shares held by those separate accounts will be voted according to the instructions of the owners of those variable life and variable annuity contracts. This will dilute the effect of the your voting instructions. We do not see any disadvantages to this dilution.

Each person having a voting interest in a Sub-Account will receive proxy material, reports, and other materials relating to the appropriate portfolio.


LEGAL MATTERS
--------------------------------------------------------------------------------

All matters of Illinois law pertaining to the Contracts, including the validity of the Contracts and Charter's right to issue such Contracts under Illinois insurance law, have been passed upon by Michael J. Velotta, General Counsel of Charter.


ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

A registration statement has been filed with the SEC under the Securities Act of 1933, as amended, and the 1940 Act with respect to the Contract offered hereby. This prospectus does not contain all of the information set forth in the full registration statement. For instance, this prospectus only summarizes the contents of the Contract and other legal instruments contained in the full registration statement. For a complete statement of the terms of those documents, please refer to the full registration statement as filed.


                                 28  PROSPECTUS

TABLE OF CONTENTS FOR STATEMENT OF
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATE REGULATION OF CHARTER
--------------------------------------------------------------------------------
ADDITIONS, DELETIONS, OR SUBSTITUTIONS
OF INVESTMENTS
--------------------------------------------------------------------------------
SAFEKEEPING OF THE VARIABLE ACCOUNT'S ASSETS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
EXPERTS
--------------------------------------------------------------------------------
FINANCIAL STATEMENTS
--------------------------------------------------------------------------------



                                 29  PROSPECTUS

APPENDIX A - CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

The following condensed financial information is derived from the financial statements of the Variable Account. You should read the data along with the financial statements, related notes, and other financial information included in the Statement of Additional Information.

The following table sets forth information regarding the Sub-Accounts for a Contract for periods through December 31, 2004.



SCUDDER SVS I BOND - CLASS A SUB-ACCOUNT

                                        ACCUMULATION UNIT VALUE  ACCUMULATION UNIT VALUE   NUMBER OF ACCUMULATION
                 YEAR                    AT BEGINNING OF YEAR        AT END OF YEAR         UNITS AT END OF YEAR
------------------------------------------------------------------------------------------------------------------
                 2004                           $33.314                  $34.860                   398,145
------------------------------------------------------------------------------------------------------------------
                 2003                           $31.932                  $33.314                   476,224
------------------------------------------------------------------------------------------------------------------
                 2002                           $29.870                  $31.932                   680,736
------------------------------------------------------------------------------------------------------------------
                 2001                           $28.448                  $29.870                   719,067
------------------------------------------------------------------------------------------------------------------
                 2000                           $25.911                  $28.448                   661,270
------------------------------------------------------------------------------------------------------------------
                 1999                           $26.344                  $25.911                   779,612
------------------------------------------------------------------------------------------------------------------
                 1998                           $24.894                  $26.344                 1,338,386
------------------------------------------------------------------------------------------------------------------
                 1997                           $22.979                  $24.894                   951,724
------------------------------------------------------------------------------------------------------------------
                 1996                           $22.508                  $22.979                   764,803
------------------------------------------------------------------------------------------------------------------
                 1995                           $19.181                  $22.508                   896,538
------------------------------------------------------------------------------------------------------------------
                 1994                           $20.287                  $19.181                   690,782
------------------------------------------------------------------------------------------------------------------
                 1993                           $18.179                  $20.287                   755,914
------------------------------------------------------------------------------------------------------------------
                 1992                                                    $18.179                   631,581
------------------------------------------------------------------------------------------------------------------


SCUDDER SVS I CAPITAL GROWTH - CLASS A SUB-ACCOUNT/(2)/

                                                  ACCUMULATION UNIT VALUE  ACCUMULATION UNIT VALUE   NUMBER OF ACCUMULATION
                      YEAR                         AT BEGINNING OF YEAR        AT END OF YEAR         UNITS AT END OF YEAR
----------------------------------------------------------------------------------------------------------------------------
                      2004                                $47.615                  $51.058                 1,502,969
----------------------------------------------------------------------------------------------------------------------------
                      2003                                $37.790                  $47.615                 1,703,817
----------------------------------------------------------------------------------------------------------------------------
                      2002                                $53.741                  $37.790                 1,896,199
----------------------------------------------------------------------------------------------------------------------------
                      2001                                $67.112                  $53.741                 2,183,303
----------------------------------------------------------------------------------------------------------------------------
                      2000                                $75.010                  $67.112                 2,451,081
----------------------------------------------------------------------------------------------------------------------------
                      1999                                $55.857                  $75.010                 2,648,610
----------------------------------------------------------------------------------------------------------------------------
                      1998                                $45.649                  $55.857                 3,421,630
----------------------------------------------------------------------------------------------------------------------------
                      1997                                $33.863                  $45.649                 2,923,166
----------------------------------------------------------------------------------------------------------------------------
                      1996                                $28.388                  $33.863                 2,729,711
----------------------------------------------------------------------------------------------------------------------------
                      1995                                $22.222                  $28.388                 2,884,663
----------------------------------------------------------------------------------------------------------------------------
                      1994                                $24.773                  $22.222                 2,863,112
----------------------------------------------------------------------------------------------------------------------------
                      1993                                $20.638                  $24.773                 2,351,022
----------------------------------------------------------------------------------------------------------------------------
                      1992                                                         $20.638                 1,798,119
----------------------------------------------------------------------------------------------------------------------------



SCUDDER SVS I GLOBAL DISCOVERY - CLASS A SUB-ACCOUNT /1/

                                                        ACCUMULATION UNIT VALUE  ACCUMULATION UNIT VALUE   NUMBER OF ACCUMULATION
                         YEAR                            AT BEGINNING OF YEAR        AT END OF YEAR         UNITS AT END OF YEAR
----------------------------------------------------------------------------------------------------------------------------------
                         2004                                   $23.141                  $28.343                   907,613
----------------------------------------------------------------------------------------------------------------------------------
                         2003                                   $15.631                  $23.141                   887,486
----------------------------------------------------------------------------------------------------------------------------------
                         2002                                   $19.648                  $15.631                   840,054
----------------------------------------------------------------------------------------------------------------------------------
                         2001                                   $26.241                  $19.648                   951,779
----------------------------------------------------------------------------------------------------------------------------------
                         2000                                   $27.900                  $26.241                 1,200,607
----------------------------------------------------------------------------------------------------------------------------------
                         1999                                   $16.937                  $27.900                 1,143,919
----------------------------------------------------------------------------------------------------------------------------------

                                 30  PROSPECTUS


                         1998                                   $14.648                  $16.937                 1,004,053
----------------------------------------------------------------------------------------------------------------------------------
                         1997                                   $13.126                  $14.648                   986,445
----------------------------------------------------------------------------------------------------------------------------------
                         1996                                                            $13.126                 1,025,244
----------------------------------------------------------------------------------------------------------------------------------





SCUDDER SVS I GROWTH AND INCOME - CLASS A SUB-ACCOUNT /1/

                                                         ACCUMULATION UNIT VALUE  ACCUMULATION UNIT VALUE   NUMBER OF ACCUMULATION
                         YEAR                             AT BEGINNING OF YEAR        AT END OF YEAR         UNITS AT END OF YEAR
-----------------------------------------------------------------------------------------------------------------------------------
                         2004                                    $24.684                  $27.001                 1,299,994
-----------------------------------------------------------------------------------------------------------------------------------
                         2003                                    $19.613                  $24.684                 1,485,162
-----------------------------------------------------------------------------------------------------------------------------------
                         2002                                    $25.693                  $19.613                 1,651,592
-----------------------------------------------------------------------------------------------------------------------------------
                         2001                                    $29.171                  $25.693                 1,961,378
-----------------------------------------------------------------------------------------------------------------------------------
                         2000                                    $30.005                  $29.171                 2,157,978
-----------------------------------------------------------------------------------------------------------------------------------
                         1999                                    $28.485                  $30.005                 2,816,347
-----------------------------------------------------------------------------------------------------------------------------------
                         1998                                    $26.835                  $28.485                 3,836,652
-----------------------------------------------------------------------------------------------------------------------------------
                         1997                                    $20.713                  $26.835                 4,225,162
-----------------------------------------------------------------------------------------------------------------------------------
                         1996                                    $17.075                  $20.713                 3,491,709
-----------------------------------------------------------------------------------------------------------------------------------
                         1995                                    $13.053                  $17.075                 2,659,025
-----------------------------------------------------------------------------------------------------------------------------------
                         1994                                                             $13.053                 1,311,518
-----------------------------------------------------------------------------------------------------------------------------------


SCUDDER SVS I INTERNATIONAL - CLASS A SUB-ACCOUNT

                                                 ACCUMULATION UNIT VALUE  ACCUMULATION UNIT VALUE   NUMBER OF ACCUMULATION
                     YEAR                         AT BEGINNING OF YEAR        AT END OF YEAR         UNITS AT END OF YEAR
---------------------------------------------------------------------------------------------------------------------------
                     2004                                $33.257                  $38.483                   938,759
---------------------------------------------------------------------------------------------------------------------------
                     2003                                $26.216                  $33.257                 1,091,730
---------------------------------------------------------------------------------------------------------------------------
                     2002                                $32.340                  $26.216                 1,217,321
---------------------------------------------------------------------------------------------------------------------------
                     2001                                $47.104                  $32.340                 1,413,373
---------------------------------------------------------------------------------------------------------------------------
                     2000                                $60.583                  $47.104                 1,664,200
---------------------------------------------------------------------------------------------------------------------------
                     1999                                $39.486                  $60.583                 1,998,019
---------------------------------------------------------------------------------------------------------------------------
                     1998                                $33.560                  $39.486                 2,828,222
---------------------------------------------------------------------------------------------------------------------------
                     1997                                $30.987                  $33.560                 2,251,880
---------------------------------------------------------------------------------------------------------------------------
                     1996                                $27.188                  $30.987                 2,593,037
---------------------------------------------------------------------------------------------------------------------------
                     1995                                $24.641                  $27.188                 2,869,930
---------------------------------------------------------------------------------------------------------------------------
                     1994                                $25.027                  $24.641                 3,543,387
---------------------------------------------------------------------------------------------------------------------------
                     1993                                $18.287                  $25.027                 2,767,700
---------------------------------------------------------------------------------------------------------------------------
                     1992                                                         $18.287                   785,559
---------------------------------------------------------------------------------------------------------------------------


SCUDDER SVS I MONEY MARKET - CLASS A SUB-ACCOUNT

                                                ACCUMULATION UNIT VALUE  ACCUMULATION UNIT VALUE   NUMBER OF ACCUMULATION
                     YEAR                        AT BEGINNING OF YEAR        AT END OF YEAR         UNITS AT END OF YEAR
--------------------------------------------------------------------------------------------------------------------------
                     2004                               $22.615                  $22.659                 1,116,742
--------------------------------------------------------------------------------------------------------------------------
                     2003                               $22.590                  $22.615                 1,377,697
--------------------------------------------------------------------------------------------------------------------------
                     2002                               $22.414                  $22.590                 2,244,347
--------------------------------------------------------------------------------------------------------------------------
                     2001                               $11.070                  $22.414                 3,003,812
--------------------------------------------------------------------------------------------------------------------------
                     2000                               $13.536                  $11.070                   657,018
--------------------------------------------------------------------------------------------------------------------------
                     1999                               $19.749                  $13.536                   314,336
--------------------------------------------------------------------------------------------------------------------------
                     1998                               $18.890                  $19.749                 3,438,822
--------------------------------------------------------------------------------------------------------------------------
                     1997                               $11.070                  $18.890                 2,521,329
--------------------------------------------------------------------------------------------------------------------------
                     1996                               $13.536                  $11.070                   657,018
--------------------------------------------------------------------------------------------------------------------------
                     1995                               $16.507                  $13.536                   314,336
--------------------------------------------------------------------------------------------------------------------------
                     1994                               $16.030                  $16.507                 3,197,824
--------------------------------------------------------------------------------------------------------------------------
                     1993                               $11.070                  $16.030                 1,491,258
--------------------------------------------------------------------------------------------------------------------------



                                 31  PROSPECTUS

                     1992                                                        $11.070                   657,018
--------------------------------------------------------------------------------------------------------------------------





SCUDDER SVS II SMALL CAP GROWTH - CLASS A SUB-ACCOUNT /(3)/

                                                     ACCUMULATION UNIT VALUE  ACCUMULATION UNIT VALUE   NUMBER OF ACCUMULATION
                       YEAR                           AT BEGINNING OF YEAR        AT END OF YEAR         UNITS AT END OF YEAR
-------------------------------------------------------------------------------------------------------------------------------
                       2004                                    --                       --                        --
-------------------------------------------------------------------------------------------------------------------------------





SCUDDER SVS II TOTAL RETURN - CLASS A SUB-ACCOUNT /(4)/

                                                 ACCUMULATION UNIT VALUE  ACCUMULATION UNIT VALUE   NUMBER OF ACCUMULATION
                     YEAR                         AT BEGINNING OF YEAR        AT END OF YEAR         UNITS AT END OF YEAR
---------------------------------------------------------------------------------------------------------------------------
                     2004                                  --                       --                        --
---------------------------------------------------------------------------------------------------------------------------











/1/The Growth and Income Sub-Account commenced operations on May 1, 1994. The
   Global Discovery Sub-Account commenced operations on May 1, 1996.

(2) Effective April 29, 2005, the Scudder SVS II Growth Porfolio-Class A was reorganized into the Scudder SVS I Capital Growth Portfolio - Class A. Accordingly, on April 29, 2005, we combined the SVS II Growth Porfolio-Class A Variable Sub-Account into the Scudder SVS I Capital Growth - Class A Sub-Account.

(3) Effective April 29, 2005, the Scudder SVS I 21st Century Growth Porfolio - Class A was reorganized into the Scudder SVS II Small Cap Growth Portfolio - Class A. Accordingly, on April 29, 2005, we combined the SVS I 21st Century Growth Porfolio-Class A Variable Sub-Account into the Scudder SVS II Small Cap Growth - Class A Sub-Account

(4) Effective April 29, 2005, the Scudder SVS I Balanced Porfolio-Class A was reorganized into the Scudder SVS II Total Return Portfolio - Class A. Accordingly, on April 29, 2005, we combined the SVS I Balanced Porfolio-Class A Variable Sub-Account into the Scudder SVS II Total Return - Class A Sub-Account.








                                 32  PROSPECTUS

                       Statement of Additional Information

                                     For the

                              Scudder Horizon Plan

                  a Flexible Premium Variable Deferred Annuity

                                 Issued Through

                    Charter National Variable Annuity Account

                                   Offered by

                     Charter National Life Insurance Company
                           (An Illinois Stock Company)

                             Customer Service Center
                2940 S. 84th Street Lincoln, NE 68506-4142 -0469
                                       Or
                           Overnight Mailing Address:
                                 P.O. Box 80469
                             Lincoln, NE 68501-0469
                                 (800) 242-4402
                                   -----------


This Statement of Additional Information expands upon subjects discussed in the current Prospectus for the Scudder Horizon Plan, a flexible premium variable deferred annuity (the "Contract") offered by Charter National Life Insurance Company.


You may obtain a copy of the Scudder Variable Series I prospectus, dated April 30, 2005, or the Scudder Variable Series II prospectus dated April 30, 2005, by calling (800) 225-2470 or writing to:

                        Scudder Investment Services, Inc.
                             Two International Place
                        Boston, Massachusetts 02110-4103

Terms used in the current Prospectus for the Contract are incorporated in this Statement of Additional Information.

This Statement of Additional Information is not a prospectus and should be read only in conjunction with the Prospectus for the Contract, dated April 30, 2005, which you can obtain by calling (800) 242-4402 or writing to us at our Customer Service Center address listed above.

                              Dated April 30, 2005






                                Table of Contents

                                                                            PAGE


STATE REGULATION OF CHARTER                                                   1
ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS                          1
SAFEKEEPING OF THE VARIABLE ACCOUNT'S ASSETS                                  5
EXPERTS                                                                       12
FINANCIAL STATEMENTS                                                          12


In order to supplement the description in the Prospectus, this document provides additional information about Charter and the Contract that may be of interest to you.

STATE REGULATION OF CHARTER

We are a stock life insurance company organized under the laws of the State of Illinois, and are subject to regulation by the Illinois Department of Insurance. We file quarterly statements covering the operations and reporting on the financial condition of Charter with the Illinois Director of Insurance. Periodically, the Illinois Director of Insurance examines the financial condition of Charter, including the liabilities and reserves of the Variable Account and other separate accounts for which Charter is the depositor.

In addition, we are subject to the insurance laws and regulations of all the states in which we are licensed to operate. The availability of the Contract and certain contract rights and provisions depend on state approval and/or filing and review processes. Where required by state law or regulation, the Contract will be modified accordingly.

Charter is a wholly owned subsidiary of Allstate Life Insurance Company ("Allstate"), an Illinois stock life insurance company. Allstate is a wholly owned subsidiary of Allstate Insurance Company, an Illinois stock property liability insurance company. The Allstate Corporation owns all of the outstanding capital stock of Allstate Insurance Company.

Charter originally established the Variable Account as a separate investment account under the laws of the State of Missouri on May 15, 1987. Since December 21, 1999, in conjunction with the redomestication of Charter to the State of Illinois, the Variable Account has been governed by the laws of the State of Illinois.

ALFS, Inc., an affiliate of Charter National Life Insurance Company, is the principal underwriter of the Contract. ALFS, Inc. receives no underwriting commission. Charter no longer offersthe Contract for sale. If you have already purchased a Contract, you may continue to make purchase payments according to the Contract.

ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS

From time to time, we may make certain changes in the Variable Account and its investments. We may substitute shares of any portfolio for shares of another portfolio of the Fund or another registered open-end management investment company. We may do so if the shares of the portfolio are no longer available for investment or if we decide that investment in any portfolio would be inappropriate in view of the purposes of the Variable Account. We will not substitute or eliminate the shares of a portfolio in which your Contract is invested without prior approval of the SEC and we will notify you of our intent. This will be done to the extent required by the 1940 Act.

We may add or delete sSub-Accounts in our discretion when we decide that marketing, tax, investment, or other conditions warrant such additions or deletions. Each additional Sub-Account will purchase shares in a portfolio of the Fund or in another mutual fund or investment vehicle. If we eliminate a Sub-Account, then we will notify you and request that you reallocate the amounts you have invested in the eliminated Sub-Account. If you do not provide us with your desired reallocations, then we will reinvest the amounts in the eliminated Sub-Account into the Sub-Account that invests in the Money Market Portfolio. In the event of any such substitution, change, or elimination, we may, by appropriate endorsement, change the Contracts as may be necessary or appropriate to reflect such substitution, change, or elimination. Furthermore, if we deem it to be in the best interests of persons having voting rights under the Contracts, then the Variable Account may be: (i) operated as a management company under the 1940 Act or any other form permitted by law, (ii) de-registered under the 1940 Act, in the event such registration is no longer required, or (iii) combined with one or more other separate accounts. To the extent applicable law permits, we may transfer the assets of the Variable Account associated with the Contracts to another separate account.


SAFEKEEPING OF THE VARIABLE ACCOUNT'S ASSETS

     We hold the assets of the Variable Account. The assets are kept segregated and held separate and apart from Charter's general funds. We maintain records of all purchases and redemptions of the shares of each Portfolio. A blanket fidelity bond in the amount of $10,000,000 covers all of the officers and employees of Charter.


EXPERTS

The financial statements of Charter National Life Insurance Company as of December 31, 2004 and 2003 and for each of the three years in the period ended December 31, 2004, and the related financial statement schedules included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report, which is included herein (which report expresses an unqualified opinion and includes an explanatory paragraph relating to a change in method of accounting for certain nontraditional long-duration contracts and for separate accounts in 2004), and have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The financial statements of the sub-accounts comprising Charter National Variable Annuity Account as of December 31, 2004 and for each of the periods in the two year period then ended included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein, and have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.





FINANCIAL STATEMENTS


The financial statements of the Variable Account, which are comprised of the underlying financial statements of the sub- accounts as of December 31, 2004, and for each of the periods in the two year period then ended, the financial statements of Charter as of December 31, 2004 and 2003, and for each of the three years in the period ended December 31, 2004, and the related financial statement schedules and the accompanying Reports of Independent Registered Public Accounting Firm appear in the pages that follow. The financial statements and schedules of Charter included herein should be considered only as bearing upon the ability of Charter to meet its obligations under the Contacts. They should not be considered as bearing on the investment performance of the assets held in the Variable Account.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF DIRECTORS AND SHAREHOLDER OF
CHARTER NATIONAL LIFE INSURANCE COMPANY

     We have audited the accompanying Statements of Financial Position of Charter National Life Insurance Company (the "Company", an affiliate of The Allstate Corporation) as of December 31, 2004 and 2003, and the related Statements of Operations and Comprehensive Income, Shareholder's Equity, and Cash Flows for each of the three years in the period ended December 31, 2004. Our audits also included Schedule I - Summary of Investments Other Than Investments In Related Parties and Schedule IV - Reinsurance. These financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on the financial statements and financial statement schedules based on our audits.

     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, such financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2004 and 2003, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2004 in conformity with accounting principles generally accepted in the United States of America. Also in our opinion, Schedule I - Summary of Investments Other Than Investments In Related Parties and Schedule IV - Reinsurance, when considered in relation to the basic financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

     As discussed in Note 2 to the financial statements, the Company changed its method of accounting for certain nontraditional long-duration contracts and separate accounts in 2004.


/s/ Deloitte & Touche LLP

Chicago, Illinois
April 18, 2005

                     CHARTER NATIONAL LIFE INSURANCE COMPANY
                STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME



                                                                  YEAR ENDED DECEMBER 31,
                                                            -------------------------------------
(in thousands)
                                                              2004          2003          2002
                                                            ----------    ----------    ---------
REVENUES
Net investment income                                       $    1,220    $    1,271    $   1,468
Realized capital gains and losses                                  481           (34)         (36)
                                                            ----------    ----------    ---------

INCOME FROM OPERATIONS BEFORE INCOME TAX EXPENSE                 1,701         1,237        1,432
Income tax expense                                                 595           512          402
                                                            ----------    ----------    ---------

NET INCOME                                                       1,106           725        1,030
                                                            ----------    ----------    ---------

OTHER COMPREHENSIVE (LOSS) INCOME, AFTER-TAX
Change in unrealized net capital gains and losses                 (494)         (357)         940
                                                            ----------    ----------    ---------

COMPREHENSIVE INCOME                                        $      612    $      368    $   1,970
                                                            ==========    ==========    =========


See notes to financial statements.

                                      F-2

                     CHARTER NATIONAL LIFE INSURANCE COMPANY
                        STATEMENTS OF FINANCIAL POSITION

                                                                                              DECEMBER 31,
                                                                                      -----------------------------
                                                                                          2004            2003
                                                                                      -------------    ------------
(in thousands, except par value data)

ASSETS
Investments
    Fixed income securities, at fair value (amortized cost $8,599 and $24,796)        $       9,462    $     26,418
    Short-term                                                                                  224             857
                                                                                      -------------    ------------
      Total investments                                                                       9,686          27,275

Cash                                                                                          1,060           1,772
Reinsurance recoverables from Allstate Life Insurance Company                                30,756          28,560
Reinsurance recoverables from non-affiliates                                                 93,244          96,107
Goodwill                                                                                      2,398           2,398
Current income taxes receivable                                                                  17               -
Other assets                                                                                    116             252
Separate Accounts                                                                           278,324         293,231
                                                                                      -------------    ------------
        TOTAL ASSETS                                                                  $     415,601    $    449,595
                                                                                      =============    ============

LIABILITIES
Contractholder funds                                                                  $     110,034    $    110,671
Reserve for life-contingent contract benefits                                                13,966          13,996
Current income taxes payable                                                                      -             353
Deferred income taxes                                                                           303             656
Payable to affiliates, net                                                                    1,881           2,707
Separate Accounts                                                                           278,324         293,231
                                                                                      -------------    ------------
        TOTAL LIABILITIES                                                                   404,508         421,614
                                                                                      -------------    ------------

COMMITMENTS AND CONTINGENT LIABILITIES (NOTE 8)

SHAREHOLDER'S EQUITY
Common stock, $31 par value, 110 thousand shares authorized, issued and
   outstanding                                                                                3,410           3,410
Additional capital paid-in                                                                    3,185          20,685
Retained income                                                                               3,938           2,832
Accumulated other comprehensive income:
   Unrealized net capital gains and losses                                                      560           1,054
                                                                                      -------------    ------------
        TOTAL ACCUMULATED OTHER COMPREHENSIVE INCOME                                            560           1,054
                                                                                      -------------    ------------
        TOTAL SHAREHOLDER'S EQUITY                                                           11,093          27,981
                                                                                      -------------    ------------
        TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY                                    $     415,601    $    449,595
                                                                                      =============    ============


See notes to financial statements.

                                      F-3

                     CHARTER NATIONAL LIFE INSURANCE COMPANY
                       STATEMENTS OF SHAREHOLDER'S EQUITY


                                                                                YEAR ENDED DECEMBER 31,
                                                                      ---------------------------------------------
(in thousands)
                                                                          2004            2003            2002
                                                                      -------------   -------------    ------------
COMMON STOCK                                                          $       3,410   $       3,410    $      3,410
                                                                      -------------   -------------    ------------

ADDITIONAL CAPITAL PAID-IN
Balance, beginning of year                                                   20,685          20,685          20,685
Distribution                                                                (17,500)              -               -
                                                                      -------------   -------------    ------------
Balance, end of year                                                          3,185          20,685          20,685
                                                                      -------------   -------------    ------------
RETAINED INCOME
Balance, beginning of year                                                    2,832           2,107           1,077
Net income                                                                    1,106             725           1,030
                                                                      -------------   -------------    ------------
Balance, end of year                                                          3,938           2,832           2,107
                                                                      -------------   -------------    ------------

ACCUMULATED OTHER COMPREHENSIVE INCOME
Balance, beginning of year                                                    1,054           1,411             471
Change in unrealized net capital gains and losses                              (494)           (357)            940
                                                                      -------------   -------------    ------------
Balance, end of year                                                            560           1,054           1,411
                                                                      -------------   -------------    ------------
TOTAL SHAREHOLDER'S EQUITY                                            $      11,093   $      27,981    $     27,613
                                                                      =============   =============    ============

See notes to financial statements.

                                      F-4

                     CHARTER NATIONAL LIFE INSURANCE COMPANY
                            STATEMENTS OF CASH FLOWS

                                                                                  YEAR ENDED DECEMBER 31,
                                                                         -------------------------------------------
(in thousands)                                                               2004           2003            2002
                                                                         -----------    ------------    ------------

CASH FLOWS FROM OPERATING ACTIVITIES
Net income                                                               $     1,106    $        725    $      1,030
Adjustments to reconcile net income to net cash provided by
      operating activities:
          Amortization and other non-cash items                                   90             103              42
          Realized capital gains and losses                                     (481)             34              36
          Changes in:
             Life-contingent contract benefits and contractholder
                funds                                                              -              40             (31)
             Income taxes                                                       (458)            571             (63)
             Other operating assets and liabilities                             (690)         (1,835)          1,734
                                                                         -----------    ------------    ------------
                Net cash (used in) provided by operating activities             (433)           (362)          2,748
                                                                         -----------    ------------    ------------

CASH FLOWS FROM INVESTING ACTIVITIES
Fixed income securities
          Proceeds from sales                                                 17,794           1,070             399
          Investment collections                                               1,817           1,902           3,867
          Investment purchases                                                (3,034)         (4,155)         (7,337)
Change in short-term investments, net                                            644             469           1,838
                                                                         -----------    ------------    ------------
                Net cash provided by (used in) investing activities           17,221            (714)         (1,233)
                                                                         -----------    ------------    ------------

CASH FLOWS FROM FINANCING ACTIVITIES
 Distribution of capital paid                                                (17,500)              -               -
                                                                         -----------    ------------    ------------
                Net cash used in financing activities                        (17,500)              -               -

NET (DECREASE) INCREASE IN CASH                                                 (712)         (1,076)          1,515
CASH AT BEGINNING OF YEAR                                                      1,772           2,848           1,333
                                                                         -----------    ------------    ------------
CASH AT END OF YEAR                                                      $     1,060    $      1,772    $      2,848
                                                                         ===========    ============    ============

See notes to financial statements.

                                      F-5



                     CHARTER NATIONAL LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS


1.   GENERAL

BASIS OF PRESENTATION

     The  accompanying  financial  statements  include  the  accounts of Charter
National Life Insurance  Company (the  "Company"),  a wholly owned subsidiary of
Allstate  Life  Insurance  Company  ("ALIC"),  which is wholly owned by Allstate
Insurance Company ("AIC"), a wholly owned subsidiary of The Allstate Corporation
(the "Corporation"). These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America
("GAAP").

     To conform to the 2004 presentation, certain amounts in the prior years' financial statements and notes have been reclassified.

     The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

NATURE OF OPERATIONS

     The Company is authorized to sell products in all states except New York, as well as in the District of Columbia and Puerto Rico. The top geographic locations for statutory premiums and annuity considerations for the Company were California, Missouri, Florida, Oklahoma, Massachusetts and Tennessee for the year ended December 31, 2004. No other jurisdiction accounted for more than 5% of statutory premiums and annuity considerations. All statutory premiums and annuity considerations are ceded under reinsurance agreements.

     The Company no longer markets variable annuity products through direct marketing channels but does accept additional deposits on existing contracts.
The financial statements also include balances related to life insurance and investment products that the Company no longer sells.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS

     Fixed income securities include bonds and mortgage-backed securities. Fixed income  securities  are  carried  at fair  value and may be sold  prior to their contractual  maturity  ("available  for sale").  The fair value of fixed  income securities is based upon independent market quotations. Periodic changes in fair values,  net of deferred  income  taxes,  are  reflected as a component of other
comprehensive   income.  Cash  received  from  calls,   principal  payments  and
make-whole  payments is reflected as a component  of proceeds  from sales.  Cash received from maturities and pay-downs is reflected as a component of investment collections. Short-term investments are carried at cost or amortized cost, which approximates fair value.

     Investment income consists of interest and is recognized on an accrual basis. Interest income on mortgage-backed securities is determined using the effective yield method, based on estimated principal repayments. Accrual of income is suspended for fixed income securities that are in default or when the receipt of interest payments is in doubt.

     Realized capital gains and losses include gains and losses on investment dispositions, which are determined on a specific identification basis.

     The Company writes down, to fair value, any fixed income security that is classified as other than temporarily impaired in the period the security is deemed to be other than temporarily impaired (see Note 4).



                                      F-6


                     CHARTER NATIONAL LIFE INSURANCE COMPANY
                     NOTES TO FINANCIAL STATEMENTS (CONTINUED)


RECOGNITION OF PREMIUM REVENUES AND CONTRACT  CHARGES,  AND RELATED BENEFITS AND
INTEREST CREDITED

     The Company has reinsurance agreements whereby all premiums, contract charges, contract benefits, interest credited to contractholder funds and certain expenses are ceded to ALIC and non-affiliated reinsurers (see Notes 3 and 7). These amounts are reflected net of such reinsurance in the Statements of Operations and Comprehensive Income.

     Traditional life insurance products consist principally of products with fixed and guaranteed premiums and benefits, primarily term and whole life insurance products. Premiums from these products are recognized as revenue when due. Benefits are recognized in relation to such revenue so as to result in the recognition of profits over the life of the policy and are reflected in contract benefits.

     Interest-sensitive life contracts are insurance contracts whose terms are not fixed and guaranteed. The terms that may be changed include premiums paid by the contractholder, interest credited to the contractholder account balance and any amounts assessed against the contractholder account balance. Premiums from these contracts are reported as contractholder fund deposits. Contract charges consist of fees assessed against the contractholder account balance for cost of insurance (mortality risk), contract administration and early surrender. These revenues are recognized when assessed against the contractholder account balance. Contract benefits include life-contingent benefit payments in excess of the contractholder account balance.

     Contracts that do not subject the Company to significant risk arising from mortality or morbidity are referred to as investment contracts. Fixed annuities are considered investment contracts. Deposits received for such contracts are reported as contractholder fund deposits. Contract charges for investment contracts consist of fees assessed against the contractholder account balance for contract administration and surrender of the contract prior to contractually specified dates, and are recognized when assessed against the contractholder account balance.

     Interest credited to contractholder funds represents interest accrued or paid on interest-sensitive life contracts and investment contracts. Crediting rates for fixed annuities and interest-sensitive life contracts are adjusted periodically by the Company to reflect current market conditions subject to contractually guaranteed minimum rates.

     Separate accounts products include variable annuities and variable life insurance contracts. The assets supporting these products are legally segregated and available only to settle separate accounts contract obligations. Deposits received are reported as separate accounts liabilities. Contract charges for these products consist of fees assessed against the contractholder account values for contract maintenance, administration, mortality, expense and early surrender. Contract benefits incurred include guaranteed minimum death benefits
("GMDBs") incurred on variable annuity contracts.

REINSURANCE RECOVERABLES

     Reinsurance recoverables and the related reserve for life-contingent contract benefits and contractholder funds are reported separately in the Statements of Financial Position. The Company continues to have primary liability as the direct insurer for risks reinsured.

     Investment income earned on the assets that support contractholder funds and the reserve for life-contingent contract benefits is not included in the Company's financial statements as those assets are owned and managed by ALIC and non-affiliated reinsurers under terms of reinsurance agreements.

GOODWILL

     Goodwill represents the excess of amounts paid for acquiring businesses over the fair value of the net assets acquired. The Company adopted the provisions of Statement of Financial Accounting Standard ("SFAS") No. 142,
"Goodwill and other Intangible Assets", effective January 1, 2002. The statement eliminates the requirement to amortize goodwill and requires that goodwill and separately identified intangible assets with indefinite lives be evaluated for impairment on an annual basis (or more frequently if impairment indicators arise) on a fair value basis. The Company annually tests goodwill for impairment using a trading multiple analysis, which is a widely accepted valuation technique, to estimate the fair value of its SFAS No. 142 reporting unit.
Goodwill impairment testing indicated no impairment at December 31, 2004 and 2003.

                                      F-7

                     CHARTER NATIONAL LIFE INSURANCE COMPANY
                     NOTES TO FINANCIAL STATEMENTS (CONTINUED)

     The goodwill balance was $2.4 million at December 31, 2004 and 2003 and is reported as goodwill in the Statement of Financial Position.

INCOME TAXES

     The income tax provision is calculated under the liability method. Deferred tax assets and liabilities are recorded based on the difference between the financial statement and tax bases of assets and liabilities at the enacted tax rates. The principal assets and liabilities giving rise to such differences are unrealized capital gains and losses on certain investments, other liabilities and differences in the tax bases of investments. A deferred tax asset valuation allowance is established when there is uncertainty that such assets would be realized.

SEPARATE ACCOUNTS

     The  Company  issued   variable   annuities  and  variable  life  insurance
contracts,  the assets  and  liabilities  of which are  legally  segregated  and recorded as assets and liabilities of the separate  accounts.  The assets of the separate  accounts  are carried at fair  value.  Separate  accounts  liabilities represent the  contractholders'  claims to the related assets and are carried at the fair value of the assets.  Investment  income and realized capital gains and losses of the  separate  accounts  accrue  directly to the  contractholders  and therefore,  are not  included in the  Company's  Statements  of  Operations  and
Comprehensive Income. Revenues to the Company from the separate accounts consist of contract  charges for  maintenance,  administration,  cost of  insurance  and surrender of the contract  prior to  contractually  specified  dates,  which are ceded to  ALIC.  Deposits  to the  separate  accounts  are not  included  in the
Statements of Cash Flows.

     Absent any contract provision wherein the Company guarantees either a minimum return or account value upon death or annuitization, variable annuity and variable life insurance contractholders bear the investment risk that the separate accounts' funds may not meet their stated investment objectives. The risk and associated cost of these contract guarantees are ceded to ALIC in accordance with the reinsurance agreements.

LIABILITIES FOR VARIABLE CONTRACT GUARANTEES


     The Company offers guarantees to variable annuity contractholders including a return of no less than total deposits made on the contract less any customer withdrawals. These guarantees include benefits that are payable in the event of death (death benefits). Liabilities for variable contract guarantees related to death benefits are included in reserve for life-contingent contract benefits in the Statements of Financial Position. Detailed information regarding the Company's variable contracts with guarantees is outlined in Note 8.

     Pursuant to the adoption of SOP 03-1 in 2004, the liability for death benefit guarantees is established equal to a benefit ratio multiplied by the cumulative contract charges earned, plus accrued interest less contract benefit payments. The benefit ratio is calculated as the estimated present value of all expected contract benefits divided by the present value of all expected contract charges. The establishment of reserves for these guarantees requires the projection of future separate account fund performance, mortality, persistency and customer benefit utilization rates. These assumptions are periodically reviewed and updated. For guarantees related to death benefits, benefits represent the current guaranteed minimum death benefit payments in excess of the current account balance.


RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS

     The reserve for life-contingent contract benefits, which relates primarily to traditional life insurance and immediate annuities with life contingencies, is computed on the basis of long-term actuarial assumptions as to future investment yields, mortality, morbidity, terminations and expenses. These assumptions, which for traditional life insurance are applied using the net level premium method, include provisions for adverse deviation and generally vary by such characteristics as type of coverage, year of issue and policy duration. Detailed reserve assumptions and reserve interest rates are outlined in Note 6.

CONTRACTHOLDER FUNDS

     Contractholder funds represent interest-bearing liabilities arising from the sale of investment contracts. Contractholder funds are comprised primarily of deposits received and interest credited to the benefit of the

                                      F-8

                     CHARTER NATIONAL LIFE INSURANCE COMPANY
                     NOTES TO FINANCIAL STATEMENTS (CONTINUED)

contractholder   less  surrenders  and   withdrawals,   mortality   charges  and
administrative   expenses.   Contractholder  funds  also  include  reserves  for
non-life-contingent  guarantees on variable annuities.  Detailed  information on crediting rates and surrender and withdrawal  provisions on contractholder funds are outlined in Note 6.

ADOPTED ACCOUNTING STANDARDS


Emerging Issues Task Force Issue No. 03-1, "The Meaning of Other-Than-Temporary
   Impairment and Its Application to Certain Investments" ("EITF 03-1") and FSP
   EITF 03-1-1, "Effective Date of Paragraphs 10-20 of EITF Issue No. 03-1, The
   Meaning of Other-Than-Temporary Impairment and Its Application to Certain
   Investments" ("FSP EITF 03-1-1")

     In March 2004, the Emerging Issues Task Force ("EITF") reached a final consensus on EITF 03-1, which was to be effective for fiscal periods beginning after June 15, 2004. EITF 03-1 requires that when the fair value of an investment security is less than its carrying value an impairment exists for which a determination must be made as to whether the impairment is temporary or other-than-temporary. In September 2004, the Financial Accounting Standards
Board ("FASB") issued, and the Company adopted, FSP EITF Issue 03-1-1, which deferred the effective date of the impairment measurement and recognition provisions contained in paragraphs 10-20 of EITF 03-1 until proposed FSP EITF
03-1-a is issued as final guidance (See Pending Accounting Standard). The disclosure requirements of EITF 03-1 were previously adopted by the Company as of December 31, 2003 for investments accounted for under SFAS No. 115, "Accounting for Certain Investments in Debt and Equity Securities". For all other investments within the scope of EITF 03-1, the disclosures are effective and have been adopted by the Company as of December 31, 2004.

Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts"
   ("SOP No. 03-1")

     On January 1, 2004, the Company adopted SOP 03-1. The major provisions of the SOP affecting the Company include the establishment of reserves related to GMDBs and other secondary guarantees provided under variable annuity contracts.

     The  cumulative   effect  of  the  change  in  accounting   principle  from
implementing  SOP 03-1 was a loss of $547 thousand,  after-tax  ($841  thousand, pre-tax) that was ceded to ALIC under the terms of the  reinsurance  agreements.
It was  comprised  of an  increase  in  contractholder  funds of $781  thousand, pre-tax,  and reserve for  life-contingent  contract  benefits of $60  thousand, pre-tax.


PENDING ACCOUNTING STANDARD

FSP EITF Issue 03-1-a, "Implementation Guidance for the Application of Paragraph
16 of EITF Issue No. 03-1, "The Meaning of Other-Than-Temporary Impairment and
Its Application to Certain Investments" ("FSP EITF Issue 03-1-a").

     In September 2004, the FASB issued proposed FSP EITF 03-1-a to address the application of paragraph 16 of EITF Issue 03-1 to debt securities that are impaired because of increases in interest rates, and/or sector spreads.
Thereafter, in connection with its decision to defer the effective date of paragraphs 10-20 of EITF 03-1 through the issuance of FSP EITF Issue 03-1-1, the FASB requested from its constituents comments on the issues set forth in FSP
EITF 03-1-a and the issues that arose during the comment  letter process for FSP
EITF 03-1-b, "Effective Date of Paragraph 16 of EITF Issue No. 03-1, The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments".

     Due to the uncertainty as to how the outstanding issues will be resolved, the Company is unable to determine the impact of adopting paragraphs 10-20 of EITF 03-1 until final implementation guidance is issued. Adoption of paragraphs
10-20 of EITF 03-1 is not expected to have a material impact on the Company's financial statements.

                                      F-9

                     CHARTER NATIONAL LIFE INSURANCE COMPANY
                     NOTES TO FINANCIAL STATEMENTS (CONTINUED)

3.   RELATED PARTY TRANSACTIONS

BUSINESS OPERATIONS

     The Company utilizes  services  performed by its affiliates,  AIC, ALIC and
Allstate Investments,  LLC, and business facilities owned or leased and operated by AIC in conducting its business  activities.  In addition,  the Company shares the services of employees  with AIC. The Company  reimburses  its affiliates for the operating expenses incurred on behalf of the Company. The Company is charged for the  cost of  these  operating  expenses  based  on the  level  of  services provided.  Operating expenses,  including  compensation and retirement and other benefit programs,  allocated to the Company were $1.1 million, $673 thousand and
$587  thousand  for  the  years  ended   December  31,  2004,   2003  and  2002,
respectively. Of these costs, the Company retains investment related expenses on the  invested  assets of the  Company.  All other  costs are ceded to ALIC under reinsurance agreements.

REINSURANCE

     The following table summarizes amounts that were ceded to ALIC under reinsurance agreements:


(in thousands)                                                                    YEAR ENDED DECEMBER 31,
                                                                      ------------------------------------------------
                                                                         2004              2003              2002
                                                                      ------------      ------------      ------------
Premiums and contract charges                                         $      2,478      $      2,337      $      2,859
Interest credited to contractholder funds, contract benefits
     and other expenses                                                      3,297             3,299             2,611

DEBT

     The Company has entered into an intercompany loan agreement with the Corporation. The amount of funds available to the Company at a given point in time is dependent upon the debt position of the Corporation. No amounts were outstanding for the Company under the intercompany loan agreement during the three years ended December 31, 2004.

DIVIDEND

     The Company paid a cash  distribution  to ALIC of $17.5 million on December
29, 2004, which resulted in a partial liquidation of the Company's additional capital paid-in.


                                      F-10

                     CHARTER NATIONAL LIFE INSURANCE COMPANY
                     NOTES TO FINANCIAL STATEMENTS (CONTINUED)



4.   INVESTMENTS

FAIR VALUES

     The amortized cost, gross unrealized gains and losses, and fair value for fixed income securities are as follows:


(IN THOUSANDS)                                                        GROSS UNREALIZED
                                                  AMORTIZED   --------------------------------            FAIR
                                                     COST             GAINS            LOSSES             VALUE
                                                 -------------    --------------    -------------     --------------
AT DECEMBER 31, 2004
U.S. government and agencies                     $       7,276    $          786    $           -     $        8,062
Municipal                                                  409                38                -                447
Corporate                                                  498                15                -                513
Mortgage-backed securities                                 416                24                -                440
                                                 -------------    --------------    -------------     --------------
     Total fixed income securities               $       8,599    $          863    $           -     $        9,462
                                                 =============    ==============    =============     ==============

AT DECEMBER 31, 2003
U.S. government and agencies                     $      18,089    $        1,326    $         (29)    $       19,386
Municipal                                                  407                59                -                466
Corporate                                                3,480               256                -              3,736
Mortgage-backed securities                               2,820                43              (33)             2,830
                                                 -------------    --------------    -------------     --------------
     Total fixed income securities               $      24,796    $        1,684    $         (62)    $       26,418
                                                 =============    ==============    ==============    ==============

SCHEDULED MATURITIES

     The scheduled maturities for fixed income securities are as follows at December 31, 2004:


                                                                    AMORTIZED             FAIR
(IN THOUSANDS)                                                        COST                VALUE
                                                                 ----------------    ----------------

Due in one year or less                                          $            498    $            513
Due after one year through five years                                       3,814               4,029
Due after ten years                                                         3,871               4,480
                                                                 ----------------    ----------------
                                                                            8,183               9,022
Mortgage-backed securities                                                    416                 440
                                                                 ----------------    ----------------
         Total                                                   $          8,599    $          9,462
                                                                 ================    ================

     Actual   maturities  may  differ  from  those  scheduled  as  a  result  of prepayments  by  the  issuers.  Because  of  the  potential  for  prepayment  on mortgage-backed securities, they are not categorized by contractual maturity.

NET INVESTMENT INCOME

     Net investment income for the years ended December 31 is as follows:


(IN THOUSANDS)                                                           2004             2003              2002
                                                                     --------------   --------------    -------------
Fixed income securities                                              $        1,209   $        1,283    $       1,430
Short-term investments                                                           35               15               64
                                                                     --------------   --------------    -------------
         Investment income, before expense                                    1,244            1,298            1,494
         Investment expense                                                      24               27               26
                                                                     --------------   --------------    -------------
         Net investment income                                       $        1,220   $        1,271    $       1,468
                                                                     ==============   ==============    =============


                                      F-11

                     CHARTER NATIONAL LIFE INSURANCE COMPANY
                     NOTES TO FINANCIAL STATEMENTS (CONTINUED)

REALIZED CAPITAL GAINS AND LOSSES, AFTER-TAX

     Realized capital gains and losses for the years ended December 31, 2004, 2003 and 2002 were related to fixed income securities and are as follows:

(IN THOUSANDS)                                                            2004              2003             2002
                                                                      -------------     -------------     ------------

Realized capital gains and losses, pre-tax                                      481               (34)             (36)
Income tax (expense) benefit                                                   (168)               12               13
                                                                      -------------     -------------     ------------
Realized capital gains and losses, after-tax                          $         313     $         (22)    $        (23)
                                                                      =============     =============     ============


     Excluding the effects of calls and prepayments, gross gains of $552 thousand and $4 thousand were realized on sales of fixed income securities during 2004 and 2003, respectively. Gross losses of $71 thousand, $38 thousand and $36 thousand were realized on sales of fixed income securities during 2004, 2003 and 2002, respectively. There were no gross gains for the year ended
December 31, 2002.

UNREALIZED NET CAPITAL GAINS AND LOSSES

     Unrealized net capital gains and losses on fixed income securities included in accumulated other comprehensive income at December 31, 2004 are as follows:

(IN THOUSANDS)                                                    GROSS UNREALIZED
                                                  FAIR        ------------------------    UNREALIZED
                                                 VALUE          GAINS        LOSSES        NET GAINS
                                              ------------    ----------   -----------    -------------

Fixed income securities                       $      9,462    $      863   $         -    $         863
Deferred income taxes                                                                              (303)
                                                                                          -------------
Unrealized net capital gains and losses                                                   $         560
                                                                                          =============

CHANGE IN UNREALIZED NET CAPITAL GAINS AND LOSSES

     The change in  unrealized  net capital gains and losses for the years ended
December 31 are as follows:

(IN THOUSANDS)                                                            2004              2003             2002
                                                                      -------------     -------------     ------------

 Fixed income securities                                              $        (759)    $        (548)    $      1,445
 Deferred income taxes                                                          265               191             (505)
                                                                      -------------     -------------     ------------
 (Decrease) increase in unrealized net capital gains and losses       $        (494)    $        (357)    $        940
                                                                      =============     =============     ============

PORTFOLIO MONITORING

     Inherent  in  the  Company's   evaluation  of  a  particular  security  are
assumptions  and  estimates  about the  operations  of the issuer and its future earnings  potential.  Some of the factors  considered  in  evaluating  whether a decline in fair value is other than temporary are: 1) the Company's  ability and intent to retain the investment for a period of time  sufficient to allow for an anticipated  recovery in value; 2) the recoverability of principal and interest;
3) the duration and extent to which the fair value has been less than  amortized cost; 4) the  financial  condition,  near-term  and  long-term  prospects of the issuer,  including relevant industry  conditions and trends, and implications of rating agency actions and offering  prices;  and 5) the specific  reasons that a security  is  in  a  significant  unrealized  loss  position,  including  market conditions which could affect access to liquidity.


     At December 31, 2004, the Company had no unrealized capital losses. At
December 31, 2003, the Company had unrealized losses of $62 thousand, which related to four holdings of fixed income securities with fair value of $3.0 million, all of which were investment grade and which had been in an unrealized loss position for a period of

                                      F-12

                     CHARTER NATIONAL LIFE INSURANCE COMPANY
                     NOTES TO FINANCIAL STATEMENTS (CONTINUED)

less than 12 months. Investment grade is defined as a security having a rating from the National Association of Insurance Commissioners ("NAIC") of 1 or 2; a rating of Aaa, Aa, A or Baa from Moody's; a rating of AAA, AA, A or BBB from Standard & Poor's ("S&P"), Fitch or Dominion; or a comparable internal rating if an externally provided rating is not available. Unrealized losses on investment grade securities were principally related to changes in interest rates or changes in issuer and sector related credit spreads since the securities were acquired. As of December 31, 2003, the Company had the intent and ability to hold these investments for a period of time sufficient for them to recover in value.

SECURITIES ON DEPOSIT

     At December 31, 2004, fixed income securities with a carrying value of $7.8 million were on deposit with regulatory authorities as required by law.

5.   FINANCIAL INSTRUMENTS

     In the normal course of business,  the Company invests in various financial assets and incurs various  financial  liabilities.  The fair value  estimates of financial  instruments  presented  below are not  necessarily  indicative of the amounts  the  Company  might  pay or  receive  in  actual  market  transactions.
Potential  taxes  and  other  transaction  costs  have  not been  considered  in estimating fair value. The disclosures that follow do not reflect the fair value of the Company as a whole  since a number of the  Company's  significant  assets
(including reinsurance recoverables, net) and liabilities (including reserve for
life-contingent   contract   benefits,   contractholder   funds   pertaining  to
interest-sensitive  life contracts and deferred income taxes) are not considered financial  instruments  and are not  carried  at fair  value.  Other  assets and liabilities considered financial instruments,  such as accrued investment income and cash, are generally of a short-term nature. Their carrying values are deemed to approximate fair value.

FINANCIAL ASSETS


(IN THOUSANDS)                                          DECEMBER 31, 2004                   DECEMBER 31, 2003
                                                  -------------------------------     ------------------------------
                                                    CARRYING            FAIR            CARRYING           FAIR
                                                     VALUE             VALUE             VALUE            VALUE
                                                  -------------     -------------     -------------    -------------
Fixed income securities                           $       9,462     $       9,462     $      26,418    $      26,418
Short-term investments                                      224               224               857              857
Separate accounts                                       278,324           278,324           293,231          293,231

     Fair values of publicly traded fixed income securities are based upon quoted market prices or dealer quotes. The fair value of non-publicly traded securities, primarily privately placed corporate obligations, is based on either widely accepted pricing valuation models, which use internally developed ratings and independent third party data (e.g., term structures and current publicly traded bond prices) as inputs, or independent third party pricing sources.
Short-term investments are highly liquid investments with maturities of less than one year whose carrying values are deemed to approximate fair value.
Separate accounts assets are carried in the Statements of Financial Position at fair value based on quoted market prices.

FINANCIAL LIABILITIES


(IN THOUSANDS)                                             DECEMBER 31, 2004                DECEMBER 31, 2003
                                                     ------------------------------    -----------------------------
                                                       CARRYING           FAIR          CARRYING           FAIR
                                                        VALUE             VALUE           VALUE            VALUE
                                                     -------------     ------------    ------------     ------------
Contractholder funds on investment contracts         $      15,821     $     15,940    $     13,678     $     13,782
Separate accounts                                          278,324          278,324         293,231          293,231

     Contractholder funds include interest-sensitive life insurance contracts and investment contracts. Interest-sensitive life insurance contracts are not considered financial instruments subject to fair value disclosure requirements.
The fair value of investment contracts is based on the terms of the underlying contracts. Fixed annuities are valued at the account balance less surrender charges and immediate annuities without life contingencies

                                      F-13

                     CHARTER NATIONAL LIFE INSURANCE COMPANY
                     NOTES TO FINANCIAL STATEMENTS (CONTINUED)

are valued at the present value of future  benefits at current  interest  rates.
Separate accounts liabilities are carried at the fair value of the underlying assets.


6.  RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS AND CONTRACTHOLDER FUNDS

     At December 31, the reserve for life-contingent contract benefits consists of the following:


(IN THOUSANDS)                                                2004               2003
                                                          --------------    ----------------
Immediate annuities                                       $        8,286    $          8,406
Traditional life                                                   5,602               5,590
Variable annuity guaranteed minimum death benefits                    78                   -
                                                          --------------    ----------------
   Total reserve for life-contingent contract benefits    $       13,966    $         13,996
                                                          ==============    ================


     The following table highlights the key assumptions generally used in calculating the reserve for life-contingent contract benefits:


PRODUCT                                       MORTALITY                   INTEREST RATE               ESTIMATION METHOD
-----------------------------------   ---------------------------   --------------------------    --------------------------
Immediate annuities                   1983 group annuity            Interest rate                 Present value of
                                      mortality table               assumptions range from        expected future benefits
                                                                    2.1% - 7.7%                   based on historical
                                                                                                  experience

Traditional life                      Actual company experience     Interest rate                 Net level premium
                                      plus loading                  assumptions range from        reserve method using the
                                                                    4.0% - 11.2%                  Company's withdrawal
                                                                                                  experience rates

Variable annuity guaranteed           90% of 1994 group annuity     7.0%                          Projected benefit ratio
   minimum death benefits             reserving table                                             applied to cumulative
                                                                                                  assessments




     At December 31, contractholder funds consists of the following:


(IN THOUSANDS)                                           2004                2003
                                                    ----------------    ----------------
Interest-sensitive life                             $         94,213    $         96,993
Investment contracts:
     Immediate annuities                                       1,669               1,708
     Fixed annuities                                          13,302              11,970
     Non-life-contingent guarantees on variable
        annuities                                                850                   -
                                                    ----------------    ----------------
     Total contractholder funds                     $        110,034    $        110,671
                                                    ================    ================




                                      F-14





         The following table highlights the key contract provisions relating to contractholder funds:

PRODUCT                                        INTEREST RATE                      WITHDRAWAL/SURRENDER CHARGES
--------------------------------------------   ----------------------------    -----------------------------------
Interest-sensitive life                        Interest rates credited         Either a percentage of account
                                               range from 4.0% - 6.0%          balance or dollar amount grading
                                                                               off generally over 20 years.

Immediate and fixed annuities                  Interest rates credited         For fixed annuities either a
                                               range from 2.4% to 7.4%         declining or a level percentage
                                               for immediate annuities         charge generally over nine years
                                               and 3.5% to 9.25% for           or less.
                                               fixed annuities

Non-life-contingent guarantees on              Interest rates used in          Withdrawals at policyholder
   variable annuities                          establishing reserves           discretion, as all surrender
                                               range from 1.75% to 10.3%       charge provisions have expired.

     Contractholder funds activity for the years ended December 31 is as follows:

(IN THOUSANDS)                                           2004                2003
                                                    ----------------    ----------------

Contractholder funds, beginning balance             $        110,671    $        111,476
Impact of adoption of SOP 03-1(1)                                781                   -
Deposits                                                         351                 289
Interest credited to contractholder funds                      5,528               6,037
Benefits and withdrawals                                      (8,737)            (11,485)
Transfers from separate accounts                               1,873               4,410
Contract charges                                                (127)               (128)
Other adjustments                                               (306)                 72
                                                    ----------------    ----------------
Contractholder funds, ending balance                $        110,034    $        110,671
                                                    ================    ================

(1) The increase in contractholder funds due to the adoption of SOP 03-1 reflects the establishment of reserves for certain liabilities that are related to non-life-contingent guarantees provided under variable annuity contracts. These reserves were ceded to ALIC under the terms of the reinsurance agreements.

     The table below presents information regarding the Company's variable annuity contracts with GMDBs.


       ($ IN MILLIONS)                                                                 DECEMBER 31,
                                                                                           2004
                                                                                      ----------------

       In the event of death
          Separate account value                                                     $ 261.6
          Net amount at risk (1)                                                     $   1.6
          Average attained age of contractholders                                      65.16 years


(1) Defined as the estimated current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date.


                                      F-15

                     CHARTER NATIONAL LIFE INSURANCE COMPANY
                     NOTES TO FINANCIAL STATEMENTS (CONTINUED)

     As of December 31, 2004, reserves for GMDBs and non-life-contingent guarantees provided under variable annuity contracts were $78 thousand and $850 thousand, respectively.

7.   REINSURANCE

     The Company has entered into reinsurance agreements under which it reinsures all of its business to ALIC or other non-affiliated reinsurers. The agreements with non-affiliated reinsurers were primarily in connection with dispositions of blocks of business. The Company continues to have primary liability as the direct insurer for risks reinsured. Amounts recoverable from reinsurers are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. The information presented below should be read in conjunction with Notes 2 and 3.

     The Company reinsured substantially all of its existing block of single premium whole life business ("SPWL"), a type of interest-sensitive life product, with a subsidiary of John Hancock Mutual Life Insurance Company ("John
Hancock"), a non-affiliated reinsurer. For financial reporting purposes, the Company will continue to reflect the contract liabilities assumed by John
Hancock in contractholder funds, with an offsetting receivable from John Hancock of the same amount in reinsurance recoverables from non-affiliates, net, until the Company is relieved of its legal obligation to the SPWL contractholders. At
December 31, 2004 and 2003, approximately $90.2 million and $92.5 million, respectively, of the Company's contractholder funds (net of policy loans) is related to ceded SPWL business for which the Company continues to be primarily liable to its contractholders.

     The Company has entered into  reinsurance  agreements  with  Conseco,  Inc.
("Conseco"),  a non-affiliated  reinsurer,  which resulted in the Company ceding
life  insurance  and  fixed  annuity   business  to  Conseco.   All  reinsurance
recoverables from Conseco are guaranteed by Leucadia National Corporation.

     Approximately 98% of the non-affiliated reinsurance recoverables are due from companies rated AA or better by S&P.


     The effects of reinsurance on premiums and contract charges are as follows:


(IN THOUSANDS)                                                                   YEAR ENDED DECEMBER 31,
                                                                    --------------------------------------------------
                                                                         2004               2003             2002
                                                                    --------------     --------------     ------------
PREMIUMS AND CONTRACT CHARGES
Direct                                                              $        2,605     $        2,465     $      2,993
Ceded:
   Affiliate                                                                (2,478)            (2,337)          (2,859)
   Non-affiliate                                                              (127)              (128)            (134)
                                                                    --------------     --------------     ------------
Premiums and contract charges, net of reinsurance                   $            -     $            -     $          -
                                                                    ==============     ==============     ============


     The effects of reinsurance on interest credited to contractholder funds, contract benefits and certain expenses are as follows:


(IN THOUSANDS)                                                                     YEAR ENDED DECEMBER 31,
                                                                    --------------------------------------------------
                                                                         2004               2003               2002
                                                                    --------------     --------------     ------------
INTEREST CREDITED TO CONTRACTHOLDER FUNDS, CONTRACT BENEFITS
AND CERTAIN EXPENSES
Direct                                                              $        9,372     $       10,476     $      9,124
Ceded:
   Affiliate                                                                (3,297)            (3,299)          (2,611)
   Non-affiliate                                                            (6,075)            (7,177)          (6,513)
                                                                    --------------     --------------     ------------
     Interest credited to contractholder funds, contract
       benefits and certain expenses, net of reinsurance            $            -     $            -     $          -
                                                                    ==============     ==============     ============


                                      F-16

                     CHARTER NATIONAL LIFE INSURANCE COMPANY
                     NOTES TO FINANCIAL STATEMENTS (CONTINUED)


8.   GUARANTEES, COMMITMENTS AND CONTINGENT LIABILITIES

GUARANTEES

     In  the  normal  course  of  business,   the  Company   provides   standard
indemnifications  to  counterparties  in contracts in  connection  with numerous transactions,  including  indemnifications  for breaches of representations  and warranties,  taxes and certain other liabilities,  such as third party lawsuits.
The  indemnification  clauses  are  often  standard  contractual  terms and were entered into in the normal course of business  based on an  assessment  that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature.  In many cases, the maximum  obligation is not explicitly stated and the  contingencies  triggering the obligation to indemnify have not occurred and are not expected to occur.  Consequently,  the maximum  amount of the obligation under such indemnifications is not determinable.  Historically,  the Company has not made any material payments pursuant to these obligations.

     The aggregate liability balance related to all guarantees was not material as of December 31, 2004.



REGULATION AND LEGAL PROCEEDINGS

     The Company is subject to changing social, economic and regulatory conditions. Recent state and federal regulatory initiatives and proceedings have included efforts to impose additional regulations regarding agent and broker compensation and otherwise expand overall regulation of insurance products and the insurance industry. The ultimate changes and eventual effects of these initiatives on the Company's business, if any, are uncertain.

     The Corporation and some of its agents and subsidiaries have received interrogatories and demands to produce information from several regulatory and enforcement authorities. These authorities are seeking information relevant to ongoing investigations into the possible violation of antitrust or insurance laws by unnamed parties and, in particular, are seeking information as to whether any person engaged in activities for the purpose of price fixing, market allocation, or bid rigging. Published press reports have indicated that numerous demands of this nature have been sent to insurance companies as part of industry-wide investigations. The Corporation has cooperated and intends to continue to cooperate with these and any similar requests for information.

     Various legal and regulatory actions are currently pending that involve affiliates of the Company and/or the Company and specific aspects of their conduct of business, which, in the case of affiliates, may be similar to the Company's conduct of business. Like other members of the insurance industry, the Company potentially could be the target of additional lawsuits based on a variety of issues, some of which could involve claims for substantial or indeterminate amounts. The outcome of the pending disputes is currently unpredictable. However, at this time, based on their present status and the existence of the reinsurance agreement with Allstate Life Insurance Company, its parent, it is the opinion of management that the ultimate liability, if any, in one or more of these actions is not expected to have a material effect on the results of operations, liquidity or financial position of the Company.

                                      F-17

                     CHARTER NATIONAL LIFE INSURANCE COMPANY
                     NOTES TO FINANCIAL STATEMENTS (CONTINUED)

9.   INCOME TAXES

     The Company files a separate federal income tax return until it can be consolidated with the Corporation's income tax return.

     The  statute  of  limitations  has  expired  for tax  years  through  2000.
Accordingly, those years are closed to Internal Revenue Service ("IRS") examinations. Any adjustments that may result from IRS examinations of tax returns are not expected to have a material impact on the financial position, liquidity or results of operations of the Company.

     The components of the deferred income tax liabilities at December 31 are as follows:


(IN THOUSANDS)                                                        2004               2003
                                                                 ---------------    ----------------
DEFERRED LIABILITIES
Unrealized net capital gains                                     $          (303)   $           (568)
Other liabilities                                                              -                (83)
Differences in the tax bases of investments                                    -                 (5)
                                                                 ---------------    ----------------
         Total deferred liabilities                                         (303)               (656)
                                                                 ---------------    ----------------
         Net deferred liability                                  $          (303)   $           (656)
                                                                 ===============    ================

     The components of income tax expense for the years ended December 31 are as follows:


(IN THOUSANDS)                                                2004             2003             2002
                                                          --------------   --------------    ------------
Current                                                   $          684   $          438    $        363
Deferred                                                             (89)              74              39
                                                          --------------   --------------    ------------
    Total income tax expense                              $          595   $          512    $        402
                                                          ==============   ==============    ============


     The Company paid income taxes of $1.1 million and $465 thousand for the years ended December 31, 2004 and 2002, respectively and received an income tax refund of $60 thousand for the year ended December 31, 2003.

     A reconciliation of the statutory federal income tax rate to the effective income tax rate on income from operations is as follows:


                                                                       YEAR ENDED DECEMBER 31,
                                                      ----------------------------------------------------------
                                                           2004               2003                2002
                                                      ----------------   ----------------    ----------------
Statutory federal income tax rate                               35.0  %            35.0  %             35.0  %
Tax-exempt income                                               (0.5)              (0.7)               (0.6)
Prior year true-up                                                 -                0.4                (9.9)
Adjustment for prior year tax liabilities                        0.5                6.7                 3.6
                                                      ----------------   ----------------    ----------------
Effective income tax rate                                       35.0  %            41.4  %             28.1  %
                                                      ================   ================    ================

     The Company recorded adjustments to prior year tax liabilities in 2004, 2003 and 2002, which resulted in the recognition of deferred tax expenses of $8 thousand, $83 thousand and $51 thousand, respectively. The adjustments in 2003 and 2002 were recorded in connection with the completion of validations of the Company's deferred tax accounts.


                                      F-18

                     CHARTER NATIONAL LIFE INSURANCE COMPANY
                     NOTES TO FINANCIAL STATEMENTS (CONTINUED)


10.  STATUTORY FINANCIAL INFORMATION

     The Company prepares its statutory-basis financial statements in conformity with accounting practices prescribed or permitted by the State of Illinois. The
State of Illinois requires insurance companies to prepare statutory-basis financial statements in conformity with the National Association of Insurance
Commissioners  ("NAIC")  Accounting  Practices  and  Procedures Manual
("Codification"), subject to any deviations prescribed or permitted by the Illinois Department of Insurance.

     Statutory accounting practices primarily differ from GAAP since they require charging policy acquisition and certain sales inducement costs to expense as incurred, establishing life insurance reserves based on different actuarial assumptions, and valuing investments and establishing deferred taxes on a different basis.

     Statutory  net  income for 2004,  2003,  and 2002 was $775  thousand,  $591 thousand and $913 thousand,  respectively.  Statutory  capital and surplus as of
December 31, 2004 and 2003 was $8.6 million and $25.2 million, respectively.

DIVIDENDS

     The  ability of the  Company to pay  dividends  is  dependent  on  business conditions, income, cash requirements of the Company and other relevant factors.
The  payment  of  shareholder  dividends  without  prior  approval  of the state insurance  regulator  is  limited  to  formula  amounts  based on net income and
capital  and  surplus,   determined  in  conformity  with  statutory  accounting
practices,  as well as the timing and amount of dividends  paid in the preceding twelve months.

     In the twelve-month period beginning January 1, 2004, the Company paid a distribution of capital of $17.5 million, which was approved by the Illinois
Department of Insurance. Based on 2004 statutory capital and surplus adjusted for the dividend, the Company will not be able to pay dividends without prior
Illinois Department of Insurance approval in 2005.

                                      F-19


                     CHARTER NATIONAL LIFE INSURANCE COMPANY
                     NOTES TO FINANCIAL STATEMENTS (CONTINUED)


11.  OTHER COMPREHENSIVE INCOME

     The components of other comprehensive income on a pretax and after-tax basis for the years ended December 31 are as follows:


(IN THOUSANDS)

                                                                             2004
                                                              ------------------------------------
                                                                                          AFTER-
UNREALIZED CAPITAL GAINS AND LOSSES                            PRETAX        TAX           TAX
                                                              ---------    ---------     ---------
Unrealized holding losses arising during the period           $    (306)   $     106     $    (200)
Less: reclassification adjustments                                  453         (159)          294
                                                              ---------    ---------     ---------
Unrealized net capital gains and losses                            (759)         265          (494)
                                                              ---------    ---------     ---------
Other comprehensive loss                                      $    (759)   $     265          (494)
                                                              =========    =========     =========

                                                                             2003
                                                              ------------------------------------
                                                                                          AFTER-
UNREALIZED CAPITAL GAINS AND LOSSES                            PRETAX        TAX           TAX
                                                              ---------    ---------     ---------
Unrealized holding losses arising during the period           $    (544)   $     190     $    (354)
Less: reclassification adjustments                                    4           (1)            3
                                                              ---------    ---------     ---------
Unrealized net capital gains and losses                            (548)         191          (357)
                                                              ---------    ---------     ---------
Other comprehensive loss                                      $    (548)   $     191     $    (357)
                                                              =========    =========     =========


                                                                             2002
                                                              ------------------------------------
                                                                                          AFTER-
UNREALIZED CAPITAL GAINS AND LOSSES                            PRETAX        TAX           TAX
                                                              ---------    ---------     ---------
Unrealized holding gains arising during the period            $   1,409    $    (493)    $     916
Less: reclassification adjustments                                  (36)          12           (24)
                                                              ---------    ---------     ---------
Unrealized net capital gains and losses                           1,445         (505)          940
                                                              ---------    ---------     ---------
Other comprehensive income                                    $   1,445    $    (505)    $     940
                                                              =========    =========     =========


                                      F-20


                     CHARTER NATIONAL LIFE INSURANCE COMPANY
           SCHEDULE I - SUMMARY OF INVESTMENTS OTHER THAN INVESTMENTS
                               IN RELATED PARTIES
                                DECEMBER 31, 2004


                                                                                 COST/
(IN THOUSANDS)                                                               AMORTIZED                           Carrying
                                                                                 COST          FAIR VALUE          value
                                                                             ---------------  --------------   --------------
Type of investment
------------------
Fixed income securities, available for sale:
   Bonds:
      United States government, government agencies and authorities          $         7,276  $        8,062   $        8,062
      States, municipalities and political subdivisions                                  409             447              447
      All other corporate bonds                                                          498             513              513
   Mortgage-backed securities                                                            416             440              440
                                                                             ---------------  --------------   --------------
      Total fixed income securities                                                    8,599  $        9,462            9,462
                                                                             ---------------  ==============   --------------

Short-term investments                                                                   224                              224
                                                                             ---------------                   --------------
      Total investments                                                      $         8,823                   $        9,686
                                                                             ===============                   ==============





                                      F-21




                     CHARTER NATIONAL LIFE INSURANCE COMPANY

                            SCHEDULE IV - REINSURANCE



                                                    GROSS                                 NET
YEAR ENDED DECEMBER 31, 2004                        AMOUNT            CEDED             AMOUNT
---------------------------------------          -------------     -------------     -------------
Life insurance in force                          $      72,391     $      72,391     $           -
                                                 =============     =============     =============

Premiums and contract charges:
         Life and annuities                      $       2,605     $       2,605     $           -
                                                 =============     =============     =============

                                                    GROSS                                 NET
YEAR ENDED DECEMBER 31, 2003                        AMOUNT            CEDED             AMOUNT
---------------------------------------          -------------     -------------     -------------
Life insurance in force                          $      77,470     $      77,470     $           -
                                                 =============     =============     =============

Premiums and contract charges:
         Life and annuities                      $       2,465     $       2,465     $           -
                                                 =============     =============     =============

                                                    GROSS                                 NET
YEAR ENDED DECEMBER 31, 2002                        AMOUNT            CEDED             AMOUNT
---------------------------------------          -------------     -------------     -------------
Life insurance in force                          $      83,311     $      83,311     $           -
                                                 =============     =============     =============

Premiums and contract charges:
         Life and annuities                      $       2,993     $       2,993     $           -
                                                 =============     =============     =============




                        ----------------------------------------------------
                        CHARTER NATIONAL VARIABLE ANNUITY ACCOUNT
                        FINANCIAL STATEMENTS AS OF DECEMBER 31, 2004
                        AND FOR THE PERIODS ENDED DECEMBER 31, 2004
                        AND DECEMBER 31, 2003, AND REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholder of Charter National Life Insurance Company:

We have audited the accompanying statements of net assets of each of the individual sub-accounts disclosed in Note 1 which comprise the Charter National Variable Annuity Account (the "Account") as of December 31, 2004, the related statements of operations for the period then ended and the statements of changes in net assets for each of the periods in the two year period then ended for each of the individual sub-accounts which comprise the Account. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004 by correspondence with the Account's fund managers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the individual sub-accounts which comprise the Charter National Variable Annuity Account as of December 31, 2004, the results of operations for the period then ended and the changes in net assets for each of the periods in the two year period then ended for each of the individual sub-accounts which comprise the Account in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche LLP

Chicago, Illinois
March 24, 2005

CHARTER NATIONAL VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2004
-----------------------------------------------------------------------------------------------------------------------------------

                                             Scudder        Scudder        Scudder        Scudder        Scudder        Scudder
                                            Variable       Variable       Variable        Variable       Variable       Variable
                                            Series I       Series I       Series I        Series I       Series I       Series I
                                           Sub-Account    Sub-Account    Sub-Account     Sub-Account    Sub-Account    Sub-Account
                                          -------------  -------------  -------------  --------------  -------------  -------------
                                           21st Century                                                   Global       Growth and
                                              Growth       Balanced          Bond      Capital Growth    Discovery       Income
                                          -------------  -------------  -------------  --------------  -------------  -------------
ASSETS
Investments at fair value                 $   5,998,432  $  38,784,248  $  14,328,850  $   77,576,561  $  25,724,905  $  35,101,327
                                          -------------  -------------  -------------  --------------  -------------  -------------
    Total assets                          $   5,998,432  $  38,784,248  $  14,328,850  $   77,576,561  $  25,724,905  $  35,101,327
                                          =============  =============  =============  ==============  =============  =============
NET ASSETS
Accumulation units                        $   5,998,432  $  38,784,248  $  14,328,850  $   77,576,561  $  25,724,905  $  35,101,327
                                          -------------  -------------  -------------  --------------  -------------  -------------
    Total net assets                      $   5,998,432  $  38,784,248  $  14,328,850  $   77,576,561  $  25,724,905  $  35,101,327
                                          =============  =============  =============  ==============  =============  =============
FUND SHARE INFORMATION
Number of shares                              1,129,648      3,314,893      2,009,656       4,950,642      2,014,480      3,778,399
                                          =============  =============  =============  ==============  =============  =============
Cost of investments                       $   5,734,442  $  39,371,102  $  13,784,551  $   91,834,552  $  19,262,735  $  34,757,867
                                          =============  =============  =============  ==============  =============  =============
ACCUMULATION UNIT FAIR VALUE
    Lowest                                $        8.62  $        3.70  $        2.67  $         4.32  $       28.34  $       27.00
                                          =============  =============  =============  ==============  =============  =============
    Highest                               $        8.62  $       46.38  $       34.86  $        51.06  $       28.34  $       27.00
                                          =============  =============  =============  ==============  =============  =============

See notes to financial statements.

CHARTER NATIONAL VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2004
-------------------------------------------------------------------------------------

                                             Scudder        Scudder        Scudder
                                            Variable       Variable       Variable
                                            Series I       Series I       Series II
                                           Sub-Account    Sub-Account    Sub-Account
                                          -------------  -------------  -------------
                                          International   Money Market     Growth
                                          -------------  -------------  -------------
ASSETS
Investments at fair value                 $  36,259,706  $  25,411,048  $   2,383,606
                                          -------------  -------------  -------------
    Total assets                          $  36,259,706  $  25,411,048  $   2,383,606
                                          =============  =============  =============
NET ASSETS
Accumulation units                        $  36,259,706  $  25,411,048  $   2,383,606
                                          -------------  -------------  -------------
    Total net assets                      $  36,259,706  $  25,411,048  $   2,383,606
                                          =============  =============  =============
FUND SHARE INFORMATION
Number of shares                              3,816,811     25,411,048        122,803
                                          =============  =============  =============
Cost of investments                       $  34,420,220  $  25,411,048  $   2,225,707
                                          =============  =============  =============
ACCUMULATION UNIT FAIR VALUE
    Lowest                                $        2.99  $        1.73  $        7.65
                                          =============  =============  =============
    Highest                               $       38.48  $       22.66  $        7.65
                                          =============  =============  =============

See notes to financial statements.

CHARTER NATIONAL VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
-----------------------------------------------------------------------------------------------------------------------------------

                                            Scudder        Scudder        Scudder         Scudder        Scudder        Scudder
                                            Variable       Variable       Variable        Variable       Variable       Variable
                                            Series I       Series I       Series I        Series I       Series I       Series I
                                           Sub-Account    Sub-Account    Sub-Account     Sub-Account    Sub-Account    Sub-Account
                                          -------------  -------------  -------------  --------------  -------------  -------------
                                           21st Century                                                   Global       Growth and
                                             Growth        Balanced         Bond       Capital Growth    Discovery       Income
                                          -------------  -------------  -------------  --------------  -------------  -------------
NET INVESTMENT INCOME (LOSS)
Dividends                                 $           -  $     741,531  $     577,814  $      431,310  $      56,837  $     282,755
Charges from Charter National Life
  Insurance Company:
    Mortality and expense risk                  (23,239)      (167,727)       (62,047)       (318,382)       (87,121)      (140,067)
    Contract administration                     (17,421)      (124,776)       (45,151)       (236,205)       (65,309)      (104,998)
                                          -------------  -------------  -------------  --------------  -------------  -------------
    Net investment income (loss)                (40,660)       449,028        470,616        (123,277)       (95,593)        37,690
                                          -------------  -------------  -------------  --------------  -------------  -------------

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales                       3,582,757      9,916,478      4,926,288      13,421,527      6,553,259      7,313,025
    Cost of investments sold                  3,792,736     10,480,442      4,802,042      16,874,566      5,626,092      7,840,398
                                          -------------  -------------  -------------  --------------  -------------  -------------
      Realized gains (losses)
        on fund shares                         (209,979)      (563,964)       124,246      (3,453,039)       927,167       (527,373)
Change in unrealized gains (losses)             698,315      2,336,500         58,943       8,940,726      3,666,063      3,500,475
                                          -------------  -------------  -------------  --------------  -------------  -------------
    Net realized and unrealized
      gains (losses) on investments             488,336      1,772,536        183,189       5,487,687      4,593,230      2,973,102
                                          -------------  -------------  -------------  --------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                         $     447,676  $   2,221,564  $     653,805  $    5,364,410  $   4,497,637  $   3,010,792
                                          =============  =============  =============  ==============  =============  =============

See notes to financial statements.

CHARTER NATIONAL VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
-------------------------------------------------------------------------------------

                                             Scudder        Scudder        Scudder
                                            Variable       Variable       Variable
                                            Series I       Series I       Series II
                                           Sub-Account    Sub-Account    Sub-Account
                                          -------------  -------------  -------------
                                          International   Money Market     Growth
                                          -------------  -------------  -------------
NET INVESTMENT INCOME (LOSS)
Dividends                                 $     458,987  $     249,708  $       7,905
Charges from Charter National Life
  Insurance Company:
    Mortality and expense risk                 (140,530)      (113,574)       (10,717)
    Contract administration                    (104,832)       (84,794)        (8,034)
                                          -------------  -------------  -------------
    Net investment income (loss)                213,625         51,340        (10,846)
                                          -------------  -------------  -------------
NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales                       6,193,345     17,596,600      1,571,286
    Cost of investments sold                  6,610,640     17,596,600      1,532,152
                                          -------------  -------------  -------------
      Realized gains (losses)
        on fund shares                         (417,295)             -         39,134
Change in unrealized gains (losses)           5,272,345              -         61,971
                                          -------------  -------------  -------------
    Net realized and unrealized
      gains (losses) on investments           4,855,050              -        101,105
                                          -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                         $   5,068,675  $      51,340  $      90,259
                                          =============  =============  =============

See notes to financial statements.

CHARTER NATIONAL VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                     Scudder                       Scudder                        Scudder
                                                Variable Series I              Variable Series I             Variable Series I
                                                   Sub-Account                    Sub-Account                   Sub-Account
                                          ----------------------------  -----------------------------  ----------------------------
                                              21st Century Growth                 Balanced                         Bond
                                          ----------------------------  -----------------------------  ----------------------------
                                              2004           2003           2004            2003          2004            2003
                                          -------------  -------------  -------------  --------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)              $     (40,660) $     (28,885) $     449,028  $      701,824  $     470,616  $     802,455
Net realized gains (losses)                    (209,979)      (745,278)      (563,964)     (1,389,844)       124,246        175,329
Change in unrealized gains (losses)             698,315      1,845,542      2,336,500       7,192,834         58,943       (125,448)
                                          -------------  -------------  -------------  --------------  -------------  -------------
Increase (decrease) in net assets
   from operations                              447,676      1,071,379      2,221,564       6,504,814        653,805        852,336
                                          -------------  -------------  -------------  --------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                         76,017        108,250        141,693         509,990        105,886         93,630
Benefit payments                                (21,362)        (5,291)      (474,405)       (505,741)      (281,461)      (562,778)
Payments on termination                        (550,179)      (405,457)    (6,727,487)     (5,477,857)    (1,364,171)    (2,331,535)
Records maintenance charge                            -              -           (115)           (115)           (30)           (30)
Transfers among the sub-accounts
   and with the Fixed Account - net             507,541      1,737,561       (545,037)      2,840,777     (1,163,629)    (3,943,121)
                                          -------------  -------------  -------------  --------------  -------------  -------------
Increase (decrease) in net assets
   from contract transactions                    12,017      1,435,063     (7,605,351)     (2,632,946)    (2,703,405)    (6,743,834)
                                          -------------  -------------  -------------  --------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS               459,693      2,506,442     (5,383,787)      3,871,868     (2,049,600)    (5,891,498)

NET ASSETS AT BEGINNING OF PERIOD             5,538,739      3,032,297     44,168,035      40,296,167     16,378,450     22,269,948
                                          -------------  -------------  -------------  --------------  -------------  -------------
NET ASSETS AT END OF PERIOD               $   5,998,432  $   5,538,739  $  38,784,248  $   44,168,035  $  14,328,850  $  16,378,450
                                          =============  =============  =============  ==============  =============  =============
UNITS OUTSTANDING
   Units outstanding at beginning of
     period                                     707,660        503,493      1,106,441       1,251,528        676,588        896,156
      Units issued                              754,959        689,200         86,340         198,453         80,587        269,624
      Units redeemed                           (766,405)      (485,033)      (296,555)       (343,540)      (190,505)      (489,192)
                                          -------------  -------------  -------------  --------------  -------------  -------------
   Units outstanding at end of period           696,214        707,660        896,226       1,106,441        566,670        676,588
                                          =============  =============  =============  ==============  =============  =============

See notes to financial statements.

CHARTER NATIONAL VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                     Scudder                       Scudder                        Scudder
                                                Variable Series I              Variable Series I             Variable Series I
                                                   Sub-Account                    Sub-Account                   Sub-Account
                                          ----------------------------  -----------------------------  ----------------------------

                                                 Capital Growth                Global Discovery             Growth and Income
                                          ----------------------------  -----------------------------  ----------------------------
                                              2004           2003           2004            2003           2004           2003
                                          -------------  -------------  -------------  --------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)              $    (123,277) $    (209,370) $     (95,593) $      (90,993) $      37,690  $     116,196
Net realized gains (losses)                  (3,453,039)    (7,912,149)       927,167        (475,452)      (527,373)    (2,227,909)
Change in unrealized gains (losses)           8,940,726     25,656,000      3,666,063       6,675,044      3,500,475      9,805,456
                                          -------------  -------------  -------------  --------------  -------------  -------------
Increase (decrease) in net assets
   from operations                            5,364,410     17,534,481      4,497,637       6,108,599      3,010,792      7,693,743
                                          -------------  -------------  -------------  --------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                        431,996        409,144        132,208         114,190        189,732        208,158
Benefit payments                               (596,413)      (969,677)       (95,765)        (54,493)      (543,552)      (791,274)
Payments on termination                      (6,992,378)    (6,876,909)    (2,241,969)     (1,887,654)    (3,584,517)    (4,464,229)
Records maintenance charge                         (252)          (222)             -               -              -              -
Transfers among the sub-accounts
   and with the Fixed Account - net          (2,656,277)      (590,173)     2,895,631       3,125,755       (630,308)     1,620,042
                                          -------------  -------------  -------------  --------------  -------------  -------------
Increase (decrease) in net assets
   from contract transactions                (9,813,324)    (8,027,837)       690,105       1,297,798     (4,568,645)    (3,427,303)
                                          -------------  -------------  -------------  --------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS            (4,448,914)     9,506,644      5,187,742       7,406,397     (1,557,853)     4,266,440
NET ASSETS AT BEGINNING OF PERIOD            82,025,475     72,518,831     20,537,163      13,130,766     36,659,180     32,392,740
                                          -------------  -------------  -------------  --------------  -------------  -------------
NET ASSETS AT END OF PERIOD               $  77,576,561  $  82,025,475  $  25,724,905  $   20,537,163  $  35,101,327  $  36,659,180
                                          =============  =============  =============  ==============  =============  =============
UNITS OUTSTANDING
   Units outstanding at beginning of
     period                                   1,925,509      2,162,410        887,487         840,055      1,485,163      1,651,593
      Units issued                              173,241        533,706        447,779         476,066        211,153        312,659
      Units redeemed                           (401,745)      (770,607)      (427,652)       (428,634)      (396,320)      (479,089)
                                          -------------  -------------  -------------  --------------  -------------  -------------
   Units outstanding at end of period         1,697,005      1,925,509        907,614         887,487      1,299,996      1,485,163
                                          =============  =============  =============  ==============  =============  =============

See notes to financial statements.

CHARTER NATIONAL VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                     Scudder                       Scudder                         Scudder
                                                Variable Series I              Variable Series I             Variable Series II
                                                   Sub-Account                    Sub-Account                    Sub-Account
                                          ----------------------------  -----------------------------  ----------------------------

                                                 International                   Money Market                     Growth
                                          ----------------------------  -----------------------------  ----------------------------
                                               2004           2003           2004           2003           2004            2003
                                          -------------  -------------  -------------  --------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)              $     213,625  $      23,410  $      51,340  $       53,118  $     (10,846) $     (15,362)
Net realized gains (losses)                    (417,295)    (1,646,377)             -               -         39,134       (302,343)
Change in unrealized gains (losses)           5,272,345      9,442,690              -               -         61,971        887,569
                                          -------------  -------------  -------------  --------------  -------------  -------------
Increase (decrease) in net assets
   from operations                            5,068,675      7,819,723         51,340          53,118         90,259        569,864
                                          -------------  -------------  -------------  --------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                        185,724        165,780        107,026         164,680         14,485         46,092
Benefit payments                               (464,482)      (251,667)    (1,027,121)       (697,539)       (44,689)       (11,537)
Payments on termination                      (4,544,955)    (3,863,131)    (5,672,124)     (9,171,831)      (301,483)      (408,623)
Records maintenance charge                          (46)           (45)           (97)           (128)             -              -
Transfers among the sub-accounts
   and with the Fixed Account - net            (488,547)       618,239        633,868     (10,137,263)      (387,299)       383,791
                                          -------------  -------------  -------------  --------------  -------------  -------------
Increase (decrease) in net assets
   from contract transactions                (5,312,306)    (3,330,824)    (5,958,448)    (19,842,081)      (718,986)         9,723
                                          -------------  -------------  -------------  --------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS              (243,631)     4,488,899     (5,907,108)    (19,788,963)      (628,727)       579,587

NET ASSETS AT BEGINNING OF PERIOD            36,503,337     32,014,438     31,318,156      51,107,119      3,012,333      2,432,746
                                          -------------  -------------  -------------  --------------  -------------  -------------
NET ASSETS AT END OF PERIOD               $  36,259,706  $  36,503,337  $  25,411,048  $   31,318,156  $   2,383,606  $   3,012,333
                                          =============  =============  =============  ==============  =============  =============

UNITS OUTSTANDING
   Units outstanding at beginning of
     period                                   1,167,098      1,266,516      1,470,682       2,478,327        411,338        411,396
      Units issued                               42,325        113,384      1,201,012       1,756,428        134,029        513,013
      Units redeemed                           (226,114)      (212,802)    (1,493,415)     (2,764,073)      (233,626)      (513,071)
                                          -------------  -------------  -------------  --------------  -------------  -------------
   Units outstanding at end of period           983,309      1,167,098      1,178,279       1,470,682        311,741        411,338
                                          =============  =============  =============  ==============  =============  =============

See notes to financial statements.

CHARTER NATIONAL VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.   ORGANIZATION

     Charter National Variable Annuity Account (the "Account"), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a Separate Account of Charter National Life Insurance Company ("Charter National"). The assets of the Account are legally segregated from those of Charter National. Charter National is wholly owned by Allstate Life Insurance Company, a wholly owned subsidiary of Allstate Insurance Company, which is wholly owned by The Allstate Corporation. These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP").

     Charter National issued the Scudder Horizon Plan variable annuity contract and the Helmsman variable annuity contract (collectively the "Contracts"), the deposits of which are invested at the direction of the contractholders in the sub-accounts that comprise the Account. The Account accepts additional deposits from existing contractholders but is closed to new customers. Absent any Contract provisions wherein Charter National contractually guarantees either a minimum return or account value upon death or annuitization, variable annuity contractholders bear the investment risk that the sub-accounts may not meet their stated investment objectives. The sub-accounts invest in the following underlying mutual fund portfolios (collectively the "Funds"):

              SCUDDER VARIABLE SERIES I
                21st Century Growth                          Global Discovery
                Balanced                                     Growth and Income
                Bond                                         International
                Capital Growth                               Money Market
              SCUDDER VARIABLE SERIES II
                Growth

     The net assets are affected by the investment results of each fund, transactions by contractholders and certain contract expenses (see Note 3). The accompanying financial statements include only contractholders' purchase payments applicable to the variable portions of their contracts and exclude any purchase payments for the fixed account described below, the latter being included in the general account of Charter National.

     A contractholder may choose from among a number of different underlying mutual fund portfolio options. The underlying mutual fund portfolios are not available to the general public directly. These portfolios are available as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies, or in certain cases, through participation in certain qualified pension or retirement plans.

     Some of these underlying mutual fund portfolios have been established by investment advisers that manage publicly traded mutual funds that have similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     Charter National provides insurance and administrative services to the contractholders for a fee. Charter National also maintains a fixed account ("Fixed Account"), to which contractholders may direct their deposits and receive a fixed rate of return. Charter National has sole discretion to invest the assets of the Fixed Account, subject to applicable law.

CHARTER NATIONAL VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     INVESTMENTS - Investments consist of shares of the Funds and are stated at fair value based on net asset values of the Funds, which value their investment securities at fair value. The difference between cost and current market prices of shares owned on the day of measurement is recorded as unrealized gain or loss on investments

     DIVIDENDS - Dividends declared by the Funds are recognized on the ex-dividend date.

     REALIZED GAINS AND LOSSES - Realized gains and losses on fund shares represent the difference between the proceeds from sales of shares of the Funds by the Account and the cost of such shares, which is determined on a weighted average basis. Transactions are recorded on a trade date basis. Distributions of realized gains earned by the Funds are recorded on the Funds' ex-distribution date.

     FEDERAL INCOME TAXES - The Account intends to qualify as a segregated asset account as defined in Section 817(h) of the Internal Revenue Code of 1986 ("Code"). In order to qualify as a segregated asset account, each sub-account is required to satisfy the diversification requirements of
     Section 817(h). The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. As such, the operations of the Account are included in the tax return of Charter National. Charter National is taxed as a life insurance company under the Code. No federal income taxes are allocable to the Account, as the Account did not generate taxable income. Earnings and realized capital gains of the Account attributable to the contractholders are excluded in the determination of federal income tax liability of Charter National.

     USE OF ESTIMATES - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and disclosures in the accompanying notes. Actual results could differ from those estimates.

3.   EXPENSES

     MORTALITY AND EXPENSE RISK CHARGE - Charter National assumes mortality and expense risks related to the operations of the Account and currently deducts charges daily from the Scudder Horizon Plan contract at a rate equal to .40% per annum of the daily net assets of the Account, but reserves the right to increase the charges for this contract to .70%. For the Helmsman contract, the rate is .90% per annum. The mortality and expense risk charge is recognized as a reduction in accumulation unit values. The mortality and expense risk charge covers insurance benefits available with the Contracts and certain expenses of the Contracts. It also covers the risk that the current charges will not be sufficient in the future to cover the cost of administering the Contracts.

     CONTRACT ADMINISTRATION CHARGE - Charter National deducts administrative expense charges daily at a rate equal to .30% per annum of the daily net assets of the Account for the Scudder Horizon Plan contract and .40% per annum of the daily net assets of the Account for the Helmsman contract. The contract administration charge is recognized as a reduction in accumulation unit values.

     RECORDS MAINTENANCE CHARGE - Charter National deducts an annual maintenance charge of $30 for the Helmsman contract if the accumulated value in a contract is less than $50,000. Charter National is permitted to deduct an annual maintenance charge of $40 for the Scudder Horizon Plan contract but did not do so in prior years. Since this is a closed block of business, Charter National did not deduct a maintenance charge for 2004 for the Scudder Horizon Plan.

CHARTER NATIONAL VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

4.   PURCHASES OF INVESTMENTS

     The cost of purchases of investments for the year ended December 31, 2004 were as follows:

                                                                    Purchases
                                                                  --------------
     Investments in the Scudder Variable Series I Sub-Accounts:
             21st Century Growth                                  $    3,554,114
             Balanced                                                  2,760,156
             Bond                                                      2,693,498
             Capital Growth                                            3,484,927
             Global Discovery                                          7,147,770
             Growth and Income                                         2,782,069
             International                                             1,094,664
             Money Market                                             11,689,492

     Investments in the Scudder Variable Series II Sub-Account:
             Growth                                                      841,454
                                                                  --------------
                                                                  $   36,048,144
                                                                  ==============

CHARTER NATIONAL VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------------------
5.   FINANCIAL HIGHLIGHTS

     A summary of units outstanding, accumulation unit fair values, net assets, investment income ratios, expense ratios, excluding expenses of the underlying funds, and total return ratios by sub-accounts is presented below for each of the four years in the period ended December 31, 2004.

     As discussed in Note 3, the expense ratio represents mortality and expense risk and administrative expense charges which are assessed as a percentage of daily net assets. The amount deducted is based upon the product and the number and nature of rider options selected by each contractholder.

     ITEMS IN THE FOLLOWING TABLE ARE NOTATED AS FOLLOWS:

        * INVESTMENT INCOME RATIO - These amounts represent dividends, excluding realized gain distributions, received by the sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets of the sub- account. These ratios exclude those expenses that result in a reduction in the accumulation unit values or redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying mutual fund in which the sub-account invests. The investment income ratio for each product may differ due to the timing of contract transactions.

       ** EXPENSE RISK - These amounts represent the annualized contract expenses of the sub-account, consisting primarily of mortality and expense risk charges, and contract administration charges, for each period indicated. The ratios include only those expenses that result in a reduction in the accumulation unit values. Charges made directly to contractholder accounts through the redemption of units and expenses of the underlying fund have been excluded.

      *** TOTAL RETURN - These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction in the accumulation unit values. The ratio does not include any expenses assessed through the redemption of units.

          Sub-accounts with a date notation indicate the effective date of that investment option in the Account. The investment income ratio and total return are calculated for the period or from the effective date through the end of the reporting period.

                                                                 Scudder Horizon Plan Contracts
                                 -----------------------------------------------------------------------------------------------
                                                 At December 31,                         For the year ended December 31,
                                 ---------------------------------------------   -----------------------------------------------
                                     Units       Accumulation     Net Assets      Investment         Expense           Total
                                    (000s)        Unit Value        (000s)       Income Ratio*       Ratio**         Return***
                                 -------------   -------------   -------------   -------------    -------------    -------------
   Investments in the Scudder
      Variable Series I
      Sub-Accounts:
         21st Century Growth
            2004                           696   $        8.62   $       5,998            0.00%            0.70%           10.08%
            2003                           708            7.83           5,539            0.00             0.70            29.96
            2002                           503            6.02           3,032            0.00             0.70           -41.66
            2001                           758           10.32           7,830            0.00             0.70           -23.63
         Balanced
            2004                           831           46.38          38,543            1.79             0.70             5.74
            2003                           998           43.86          43,787            2.35             0.70            17.11
            2002                         1,060           37.45          39,718            2.87             0.70           -15.67
            2001                         1,214           44.41          53,925            2.59             0.70            -6.72

CHARTER NATIONAL VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                             Scudder Horizon Plan Contracts (continued)
                                 -----------------------------------------------------------------------------------------------
                                                 At December 31,                        For the year ended December 31,
                                 ---------------------------------------------   -----------------------------------------------
                                     Units       Accumulation     Net Assets      Investment         Expense           Total
                                    (000s)        Unit Value        (000s)       Income Ratio*       Ratio**         Return***
                                 -------------   -------------   -------------   -------------    -------------    -------------
   Investments in the Scudder
      Variable Series I
      Sub-Accounts (continued):
         Bond
            2004                           398   $       34.86   $      13,880            3.76%            0.70%            4.64%
            2003                           476           33.31          15,865            4.95             0.70             4.33
            2002                           681           31.93          21,737            5.17             0.70             6.90
            2001                           719           29.87          21,479            4.38             0.70             5.00
         Capital Growth
            2004                         1,503           51.06          76,738            0.54             0.70             7.23
            2003                         1,704           47.61          81,127            0.42             0.70            26.00
            2002                         1,896           37.79          71,657            0.33             0.70           -29.68
            2001                         2,183           53.74         117,333            0.36             0.70           -19.92
         Global Discovery
            2004                           908           28.34          25,725            0.25             0.70            22.48
            2003                           887           23.14          20,537            0.09             0.70            48.05
            2002                           840           15.63          13,131            0.00             0.70           -20.45
            2001                           952           19.65          18,701            0.00             0.70           -25.12
         Growth and Income
            2004                         1,300           27.00          35,101            0.79             0.70             9.39
            2003                         1,485           24.68          36,659            1.02             0.70            25.85
            2002                         1,652           19.61          32,393            0.97             0.70           -23.66
            2001                         1,961           25.69          50,394            1.16             0.70           -11.92
         International
            2004                           939           38.48          36,126            1.26             0.70            15.72
            2003                         1,092           33.26          36,307            0.73             0.70            26.86
            2002                         1,217           26.22          31,913            0.89             0.70           -18.94
            2001                         1,413           32.34          45,709            0.40             0.70           -31.34
         Money Market
            2004                         1,117           22.66          25,305            0.88             0.70             0.20
            2003                         1,378           22.62          31,157            0.82             0.70             0.11
            2002                         2,244           22.59          50,699            1.48             0.70             0.78
            2001                         3,004           22.41          67,328            3.92             0.70             3.18

CHARTER NATIONAL VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                             Scudder Horizon Plan Contracts (continued)
                                 -----------------------------------------------------------------------------------------------
                                                     At December 31,                     For the year ended December 31,
                                 ---------------------------------------------   -----------------------------------------------
                                     Units       Accumulation     Net Assets      Investment         Expense           Total
                                    (000s)        Unit Value        (000s)       Income Ratio*       Ratio**         Return***
                                 -------------   -------------   -------------   -------------    -------------    -------------
   Investments in the Scudder
      Variable Series II
      Sub-Account:
         Growth
            2004                           312   $        7.65   $       2,384            0.29%            0.70%            4.41%
            2003                           411            7.32           3,012            0.11             0.70            23.84
            2002                           411            5.91           2,433            0.00             0.70           -29.90
            2001 (a)                       565            8.44           4,766            0.00             0.70           -23.80

(a) On May 1, 2001 the Large Company Growth Sub-Account of the Scudder Variable Series I merged into the Growth Sub-Account of the Scudder Variable
    Series II

CHARTER NATIONAL VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                       Helmsman Contracts
                                 -----------------------------------------------------------------------------------------------
                                                  At December 31,                       For the year ended December 31,
                                 ---------------------------------------------   -----------------------------------------------
                                     Units       Accumulation     Net Assets      Investment         Expense           Total
                                    (000s)        Unit Value        (000s)       Income Ratio*       Ratio**         Return***
                                 -------------   -------------   -------------   -------------    -------------    -------------
   Investments in the Scudder
      Variable Series I
      Sub-Accounts:
         Balanced
            2004                            65   $        3.70   $         241            1.79%            1.30%            5.10%
            2003                           109            3.53             381            2.35             1.30            16.40
            2002                           191            3.03             579            2.87             1.30           -16.18
            2001                           221            3.61             798            2.59             1.30            -7.29
         Bond
            2004                           169            2.67             449            3.76             1.30             4.01
            2003                           200            2.56             514            4.95             1.30             3.70
            2002                           215            2.47             533            5.17             1.30             6.26
            2001                           218            2.33             507            4.38             1.30             4.36
         Capital Growth
            2004                           194            4.32             838            0.54             1.30             6.58
            2003                           222            4.05             899            0.42             1.30            25.24
            2002                           266            3.24             862            0.33             1.30           -30.11
            2001                           374            4.63           1,731            0.36             1.30           -20.41
         International
            2004                            45            2.99             133            1.26             1.30            15.02
            2003                            75            2.60             196            0.73             1.30            26.09
            2002                            49            2.06             101            0.89             1.30           -19.43
            2001                            76            2.56             195            0.40             1.30           -31.76
         Money Market
            2004                            62            1.73             106            0.88             1.30            -0.41
            2003                            93            1.74             161            0.82             1.30            -0.49
            2002                           234            1.75             408            1.48             1.30             0.17
            2001                           175            1.74             305            3.92             1.30             2.55

                                     PART C
                                OTHER INFORMATION

Item 24.       Financial Statements and Exhibits

(a)  Financial Statements

     All required financial statements are included in Part B of this Registration Statement.

(b)  Exhibits

     (1) Resolutions of the Board of Directors of Charter National Life Insurance Company authorizing establishment of the Variable Annuity Account.1/

     (2)  Not Applicable.

     (3) (a) Form of Principal Underwriting Agreement between Charter National Life Insurance Company on its own behalf and on behalf of Charter National Variable Annuity Account, and CNL, Inc. 1/

          (b) Form of Expense Reimbursement Agreement between Charter National Life Insurance Company and CNL, Inc. 1/

          (c) Marketing and Solicitation Agreement dated as of September 30, 1988 among Scudder Investor Services, Inc., Charter National Life Insurance Company, Charter National Variable Annuity Account, and CNL, Inc. 1/

          (d) Principal Underwriting Agreement - Schedule A. 1/

          (e) Form of Principal Underwriting Agreement between Charter National Life Insurance Company and Allstate Life Insurance Services, Inc. 4/

     (4) (a) Form of Contract for the Flexible Premium Variable Deferred Annuity. 1/

          (b) State Variations in Contract Form. 1/

          (c) General Account Endorsement. 1/

          (d) Individual Retirement Provision Contract Rider. 1/

          (e) Change in Ownership and Annuitant Contract Rider. 1/

          (f) Charges Endorsement. 1/

     (5) (a) Form of Application for the Flexible Premium Variable Deferred Annuity.1/

          (b) State Variations of Application Form. 1/

     (6) (a) Articles of Incorporation of Charter National Life Insurance Company. 1/

          (b) By-Laws of Charter National Life Insurance Company. 1/

          (c) Articles of Reorganization of Charter National Life Insurance Company.4/

          (d) Amended By-Laws of Charter National Life Insurance Company.4/

          (e) Resolutions of the Board of Directors of Charter National Life Insurance Company adopting Articles of Reorganization and By-Laws.4/

          (f) Amended By-Laws of Charter National Life Insurance Company.5/

     (7)  Not Applicable.

     (8) (a) Participation Agreement dated September 3, 1993 between Scudder Variable Life Investment Fund and Charter National Life Insurance Company. 1/

          (b) Reimbursement Agreement dated June 9, 1986 between Scudder, Stevens & Clark Inc. and Charter National Life Insurance Company. 1/

          (c) Participating Contract and Policy Agreement and Amendments thereto dated June 4, 1986 between Scudder Investor Services, Inc. and CNL, Inc. 1/

          (d) Amendment to Participating Contract and Policy Agreement dated February 20, 1996. 1/

          (e) Purchase Agreement dated February 11, 1998 between Charter National Life Insurance Company, Leucadia National Corporation and Allstate Life Insurance Company. 2/

          (f) Form of Coinsurance Agreement between Charter National Life Insurance Company and Allstate Life Insurance Company. 2/

          (g) Form of Administrative Services Agreement between Charter National Life Insurance Company and Allstate Life Insurance Company. 2/

          (h) Form of Participation Agreement among Scudder Variable Series II, Scudder Investments, Inc. Kemper Distributors, Inc. and Charter National Life Insurance Company.5/

     (9) Opinion and Consent of Counsel. 4/

     (10) Consent of Independent Registered Public Accounting Firm 8/

     (11) Not Applicable.

     (12) Not Applicable.

     (13)(a) Schedule for Computation of Performance Data. 1/4/5/

     (13)(b) Performance Data Calculations. 7/

     (14) Not Applicable.

     (99) (a) Powers of Attorney for Samuel H. Pilch, and John C. Lounds. 4/

          (b) Power of Attorney for Steven E. Shebik,.6/

          (c) Power of Attorney for Casey J. Sylla.7/

          (d) Power of Attorney for Kevin R. Slawin.8/

          (e) Powers of Attorney for John C. Pintozzi and Douglas B.
              Welsh.9/


1/ Previously filed in Registrant's Post-Effective Amendment No. 15 to this Form N-4 Registration Statement filed with the SEC via EDGARLINK on February 24, 1997(File No. 033-22925).

2/ Previously filed in Registrant's Post-Effective Amendment No. 17 to this Form N-4 Registration Statement filed with the SEC via EDGARLINK on April 24, 1998 File No. 033-22925).

3/ Previously filed in Registrant's Post-Effective Amendment No. 18 to this Form N-4 Registration Statement filed with the SEC via EDGARLINK on February 26, 1999 (File No. 033-22925).

4/ Previously filed in Registrant's Post-Effective Amendment No. 20 to this Form N-4 Registration Statement filed with the SEC via EDGARLINK on May 1, 2000 (File No. 033-22925)

5/ Previously filed in Registrant's Post-Effective Amendment No. 21 to this Form N-4 Registration Statement filed with the SEC via EDGARLINK on April 20, 2001 (File No. 033-22925)

6/ (Previously filed in Registrant's Post-Effective Amendment No. 22 to this Form N-4 Registration Statement filed with the SEC via EDGARLINK on April 22, 2002 (File No. 033-22925).

7/ Previously filed in Registrant's Post-Effective Amendment No. 23 to this Form N-4 Registration Statement filed with the SEC via EDGARLINK on April 23, 2003 (File No. 033-22925).

8/ Previously filed in Registrant's Post-Effective Amendment No. 24 to this Form N-4 Registration Statement filed with the SEC via EDGARLINK on April 23, 2004 (File No. 033-22925).

9/   Filed herewith

Item 25.     Directors and Officers of the Depositor

Name and Principal Business         Positions and Offices
Address* of Each Such Person        with Underwriter

John Carl Lounds                  Director and Vice President
John C. Pintozzi                  Director, Vice President and
                                  Chief Financial Officer
Kevin Rourke Slawin               Director and Vice President
Casey Joseph Sylla                Director, Chairman of the Board and President
Michael Joseph Velotta            Director and Vice President, General Counsel
                                  and Secretary
Douglas B. Welch                  Director
Eric Allen Simonson               Senior Vice President and Chief Investment
                                  Officer and Vice President
Samuel Henry Pilch                Group Vice President and Controller
Karen Cassidy Gardner             Vice President
Anson J. Glacy, Jr.               Vice President
Mary Jovita McGinn                Vice President and Assistant
                                  Secretary
Steven Carl Verney                Treasurer
Karen Burckhardt                  Assistant Vice President
Errol Cramer                      Assistant Vice President and Appointed Actuary
Joanne Marie Derrig               Assistant Vice President and
                                  Chief Privacy Officer
Joseph Patrick Rath               Assistant Vice President, Assistant General
                                  Counsel and Assistant Secretary
Nancy M. Bufalino                 Assistant Treasurer
Barry Sajowitz Paul               Assistant Treasurer
Nestor Almaria                    Authorized Representative
Lynn Cirrincione                  Authorized Representative
Dave Simek                        Authorized Representative

The principal address of the foregoing officers and directors is 3100 Sanders Road, Northbrook, Illinois 60062.


Item 26. Persons Controlled By or Under Common Control With the Depositor or Registrant

Information in response to this item is incorporated by reference to the Form 10-K Annual Report of The Allstate Corporation (File No. 1-11840) February 24, 2005.

Item 27. Number of Contract Owners

As of January 31, 2005 there were 5,059 owners of the Contract, of which 4,964 were Non-qualified and 95 were Qualified.

Item 28. Indemnification

The by-laws of both Charter National Life Insurance Company (Depositor) and ALFS, Inc. (Principal Underwriter), provide for the indemnification of its Directors, Officers, and Controlling Persons, against expenses, judgments, fines and amounts paid in settlement as incurred by such person, if such person acted properly. No indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjusted to be liable for negligence or misconduct in the performance of a duty to the company, unless a court determines such person is entitled to such indemnity.

Insofar as indemnification for liability arising out of the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against such liabilities (other than payment by the registrant of expenses incurred by a director, officer, or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of is counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter

ALFS, Inc. is the principal underwriter for the Charter National Variable Annuity Account, a separate account of Charter formed in connection with the distribution of variable annuity contracts by Charter.

(a)The Registrant's principal underwriter acts as principal underwriter for each of the following investment companies:

Allstate Financial Advisors Separate Account I
Allstate Life of New York Separate Account A


(b) The directors and officers of the principal underwriter are:


Name and Principal Business         Positions and Offices
Address* of Each Such Person        with Underwriter

John Eric Smith                     Director, President and Chief
                                    Executive Officer
Casey Joseph Sylla                  Director
Michael Joseph Velotta              Director
Marian Goll                         Vice President, Treasurer and
                                    Financial Operations Principal
Joseph Patrick Rath                 Vice President, General Counsel and
                                    Assistant Secretary
Andrea J. Schur                     Vice President
Michael Joseph Velotta              Secretary
Joanne Marie Derrig                 Assistant Vice President and
                                    Chief Privacy Officer
Maribel V. Gerstner                 Assistant Vice President and
                                    Compliance Officer
William F. Emmons                   Assistant Secretary
Mary Jovita McGinn                  Assistant Secretary
Nancy M. Bufalino                   Assistant Treasurer
Barry Sajowitz Paul                 Assistant Treasurer
Steven Carl Verney                  Assistant Treasurer

* The principal business address of Mr. Emmons is 2940 South 84th Street, Lincoln, Nebraska 68506. The principal address of the other foregoing officers and directors is 3100 Sanders Road, Northbrook, Illinois 60062.


 (c) Compensation of ALFS, Inc.

      None

Item 30.  Location of Accounts and Records

The Depositor, Charter National Life Insurance Company, is located at 3100 Sanders Road, Northbrook, Illinois 60062.

The Principal Underwriter, ALFS, Inc. is located at 3100 Sanders Road, Northbrook, Illinois 60062.

Each company maintains those accounts and records required to be maintained pursuant to Section 31(a) of the Investment Company Act and the rules promulgated thereunder.

Item 31.  Management Services

   Not Applicable.


Item 32.  Undertakings

The Registrant undertakes to file a post-effective amendment to the Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contract may be accepted, Registrant furthermore agrees to include wither, as part of any prospectus or application to purchase a contract offered by the prospectus, a toll-free number that an applicant can call to request a Statement of Additional Information or a post card or similar written communication that the applicant can remove to send for a Statement of Additional Information. Finally, the Registrant agrees to deliver any Statement of Additional Information and any Financial Statements required to be made available under this Form N-4 promptly upon written or oral request.

REPRESENTATIONS PURSUANT TO SECTION 403(B) OF THE INTERNAL REVENUE CODE

Charter National Life Insurance Company represents that it is relying upon a November 28, 1988, Securities and Exchange commission no-action letter issued to the American Council of Life Insurance and that the provisions of paragraphs 1-4 of the no-action letter have been complied with.

REPRESENTATION REGARDING CONTRACT EXPENSES

Charter National Life Insurance Company represents that the fees and charges deducted under the contracts described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by charter National Life Insurance Company under the Contracts. Charter National Life Insurance Company bases its representation on its assessment of all of the facts and circumstances, including such relevant factors as: the nature and extent of such services, expenses and risks; the need for Charter National Life Insurance Company to earn a profit; the degree to which the contracts include innovative features; and the regulatory standards for exemptive relief under the Investment Company Act of 1940 used prior to October 1996, including the range of industry practice. This representation applies to all Contracts sold pursuant to this Registration Statement, including those sold on the terms specifically described in the prospectus(es) contained herein, or any variations therein, based on supplements, endorsements, or riders to any Contract or prospectus(es), or otherwise.






                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amended registration statement and has caused this amended registration statement to be signed on its behalf in the Township of Northfield and the State of Illinois, on the 1st day of April, 2005.

                  By: Charter National Variable Annuity Account

                                  (Registrant)

                              /s/MICHAEL J. VELOTTA
                         ------------------------------
                               Michael J. Velotta
                  Vice President, Secretary and General Counsel

                   By: Charter National Life Insurance Company
                                   (Depositor)

                              /s/MICHAEL J. VELOTTA
                         ------------------------------
                               Michael J. Velotta
                  Vice President, Secretary and General Counsel


As required by the Securities Act of 1933, this amended Registration Statement has been duly signed below by the following Directors and Officers of Charter National Life Insurance Company on the 1st day of April, 2005.

*/JOHN C. LOUNDS                             Director and Senior Vice
-----------------------                      President
John C. Lounds

*/JOHN C. PINTOZZI                           Director, Vice President and
-----------------------                      Chief Financial Officer
John C. Pintozzi                             (Principal Financial Officer)

*/SAMUEL H. PILCH                            Controller and Group Vice
------------------------                     President
Samuel H. Pilch                              (Principal Accounting Officer)

*/KEVIN R. SLAWIN                            Director
-------------------------
Kevin R. Slawin

*/CASEY J. SYLLA                             Director, Chairman of the Board
----------------------                       and  President (Principal
Casey J. Sylla                               Executive Officer)

/s/MICHAEL J. VELOTTA                        Director, Vice President, General
----------------------                       Counsel and Secretary
Michael J. Velotta

*/DOUGLAS B. WELCH                           Director
-------------------------
Douglas B. Welch


*/   By Michael J. Velotta,  pursuant to Power of Attorney  previously  filed or filed herewith.





                                  Exhibit Index


(10)            Consent of Independent Registered Public Accounting Firm

(99)(e)         Power of Attorney for John C. Pintozzi and Douglas B. Welch